REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
Brighthouse Variable Annuity Account B
and Board of Directors of
Brighthouse Life Insurance Company of NY

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Brighthouse Variable Annuity Account B (the “Separate Account”) of Brighthouse Life Insurance Company of NY (the “Company”) comprising each of the individual Sub-Accounts listed in Note 2.A as of December 31, 2025, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and financial highlights in Note 8 for each of the five years in the period then ended for the Sub-Accounts, except for the Sub-Account included in the table below; the related statements of operations, changes in net assets, and financial highlights for the Sub-Account and periods indicated in the table below; and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (or for the period listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

Individual Sub-Accounts Comprising the Separate Account	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Janus Henderson Global Sustainable Equity Sub-Account	For the year ended December 31, 2025	For the years ended December 31, 2025 and 2024	For the years ended December 31, 2025, 2024, 2023, and the period from April 29, 2022 (commencement of operations) through December 31, 2022

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on the Separate Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2025, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Charlotte, North Carolina
March 26, 2026

We have served as the Separate Account’s auditor since 2000.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2025

American Funds® Global Growth Sub-Account
Assets:
Investments at fair value	$23,756,745
Due from Brighthouse Life Insurance Company of NY	—
Total Assets	23,756,745
Liabilities:
Due to Brighthouse Life Insurance Company of NY	68
Total Liabilities	68
Net Assets	$23,756,677
Contract Owners’ Equity
Net assets from accumulation units	$23,756,289
Net assets from contracts in payout	388
Total Net Assets	$23,756,677

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2025

American Funds® Global Small Capitalization Sub-Account	American Funds® Growth Sub-Account	American Funds® Growth-Income Sub-Account	American Funds® The Bond Fund of America Sub-Account	BHFTI AB Global Dynamic Allocation Sub-Account	BHFTI AB International Bond Sub-Account	BHFTI Allspring Mid Cap Value Sub-Account	BHFTI American Funds® Aggressive Allocation Sub-Account	BHFTI American Funds® Balanced Allocation Sub-Account	BHFTI American Funds® Growth Sub-Account
Assets:
Investments at fair value	$3,291,842	$50,005,610	$27,029,792	$7,588,791	$82,365,535	$1,983,494	$15,166,750	$128,262,876	$227,458,168	$125,912,950
Due from Brighthouse Life Insurance Company of NY	—	79	—	—	—	—	—	—	—	—
Total Assets	3,291,842	50,005,689	27,029,792	7,588,791	82,365,535	1,983,494	15,166,750	128,262,876	227,458,168	125,912,950
Liabilities:
Due to Brighthouse Life Insurance Company of NY	38	—	67	25	13	8	34	43	56	50
Total Liabilities	38	—	67	25	13	8	34	43	56	50
Net Assets	$3,291,804	$50,005,689	$27,029,725	$7,588,766	$82,365,522	$1,983,486	$15,166,716	$128,262,833	$227,458,112	$125,912,900
Contract Owners’ Equity
Net assets from accumulation units	$3,283,219	$49,933,555	$26,981,206	$7,588,766	$82,323,219	$1,983,486	$15,110,742	$127,947,702	$226,917,485	$125,865,031
Net assets from contracts in payout	8,585	72,134	48,519	—	42,303	—	55,974	315,131	540,627	47,869
Total Net Assets	$3,291,804	$50,005,689	$27,029,725	$7,588,766	$82,365,522	$1,983,486	$15,166,716	$128,262,833	$227,458,112	$125,912,900

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2025

BHFTI American Funds® Moderate Allocation Sub-Account	BHFTI BlackRock Global Tactical Strategies Sub-Account	BHFTI BlackRock High Yield Sub-Account	BHFTI Brighthouse Asset Allocation 100 Sub-Account	BHFTI Brighthouse Balanced Plus Sub-Account	BHFTI Brighthouse Small Cap Value Sub-Account	BHFTI Brighthouse/ Eaton Vance Floating Rate Sub-Account	BHFTI Brighthouse/ Franklin Low Duration Total Return Sub-Account	BHFTI Brighthouse/ Templeton International Bond Sub-Account	BHFTI Brighthouse/ Wellington Large Cap Research Sub-Account
Assets:
Investments at fair value	$105,241,881	$152,892,418	$77,743,832	$96,561,150	$267,260,856	$22,171,461	$12,593,690	$12,621,680	$1,900,519	$1,784,725
Due from Brighthouse Life Insurance Company of NY	—	—	—	—	—	—	—	—	—	—
Total Assets	105,241,881	152,892,418	77,743,832	96,561,150	267,260,856	22,171,461	12,593,690	12,621,680	1,900,519	1,784,725
Liabilities:
Due to Brighthouse Life Insurance Company of NY	48	43	57	60	55	6	35	46	26	22
Total Liabilities	48	43	57	60	55	6	35	46	26	22
Net Assets	$105,241,833	$152,892,375	$77,743,775	$96,561,090	$267,260,801	$22,171,455	$12,593,655	$12,621,634	$1,900,493	$1,784,703
Contract Owners’ Equity
Net assets from accumulation units	$104,918,548	$152,844,250	$77,743,442	$96,538,447	$267,222,547	$22,149,713	$12,588,933	$12,598,369	$1,900,493	$1,784,703
Net assets from contracts in payout	323,285	48,125	333	22,643	38,254	21,742	4,722	23,265	—	—
Total Net Assets	$105,241,833	$152,892,375	$77,743,775	$96,561,090	$267,260,801	$22,171,455	$12,593,655	$12,621,634	$1,900,493	$1,784,703

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2025

BHFTI CBRE Global Real Estate Sub-Account	BHFTI Harris Oakmark International Sub-Account	BHFTI Invesco Balanced-Risk Allocation Sub-Account	BHFTI Invesco Comstock Sub-Account	BHFTI Invesco Global Equity Sub-Account	BHFTI Invesco Small Cap Growth Sub-Account	BHFTI JPMorgan Core Bond Sub-Account	BHFTI JPMorgan Global Active Allocation Sub-Account	BHFTI JPMorgan Small Cap Value Sub-Account	BHFTI Loomis Sayles Global Allocation Sub-Account
Assets:
Investments at fair value	$12,933,693	$42,658,008	$29,262,385	$39,273,918	$4,390,501	$40,371,431	$34,698,625	$49,945,377	$3,598,556	$19,448,881
Due from Brighthouse Life Insurance Company of NY	—	—	—	—	—	—	—	—	—	—
Total Assets	12,933,693	42,658,008	29,262,385	39,273,918	4,390,501	40,371,431	34,698,625	49,945,377	3,598,556	19,448,881
Liabilities:
Due to Brighthouse Life Insurance Company of NY	73	74	43	23	58	68	32	51	38	51
Total Liabilities	73	74	43	23	58	68	32	51	38	51
Net Assets	$12,933,620	$42,657,934	$29,262,342	$39,273,895	$4,390,443	$40,371,363	$34,698,593	$49,945,326	$3,598,518	$19,448,830
Contract Owners’ Equity
Net assets from accumulation units	$12,901,278	$42,593,077	$29,185,693	$39,222,744	$4,387,444	$40,289,723	$34,642,329	$49,945,326	$3,597,980	$19,430,591
Net assets from contracts in payout	32,342	64,857	76,649	51,151	2,999	81,640	56,264	—	538	18,239
Total Net Assets	$12,933,620	$42,657,934	$29,262,342	$39,273,895	$4,390,443	$40,371,363	$34,698,593	$49,945,326	$3,598,518	$19,448,830

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2025

BHFTI Loomis Sayles Growth Sub-Account	BHFTI MetLife Multi-Index Targeted Risk Sub-Account	BHFTI MFS® Research International Sub-Account	BHFTI Morgan Stanley Discovery Sub-Account	BHFTI PanAgora Global Diversified Risk Sub-Account	BHFTI PIMCO Inflation Protected Bond Sub-Account	BHFTI PIMCO Total Return Sub-Account	BHFTI Schroders Global Multi-Asset Sub-Account	BHFTI SSGA Emerging Markets Enhanced Index Sub-Account	BHFTI SSGA Growth and Income ETF Sub-Account
Assets:
Investments at fair value	$57,521,273	$35,057,406	$24,439,563	$10,512,119	$67,823,919	$44,379,521	$100,615,664	$27,081,544	$23,273,028	$87,147,617
Due from Brighthouse Life Insurance Company of NY	—	—	—	—	—	—	—	—	—	—
Total Assets	57,521,273	35,057,406	24,439,563	10,512,119	67,823,919	44,379,521	100,615,664	27,081,544	23,273,028	87,147,617
Liabilities:
Due to Brighthouse Life Insurance Company of NY	128	38	65	67	49	59	65	48	89	59
Total Liabilities	128	38	65	67	49	59	65	48	89	59
Net Assets	$57,521,145	$35,057,368	$24,439,498	$10,512,052	$67,823,870	$44,379,462	$100,615,599	$27,081,496	$23,272,939	$87,147,558
Contract Owners’ Equity
Net assets from accumulation units	$57,336,406	$35,055,493	$24,400,060	$10,512,052	$67,782,738	$44,337,395	$100,402,457	$27,081,496	$23,230,539	$86,643,744
Net assets from contracts in payout	184,739	1,875	39,438	—	41,132	42,067	213,142	—	42,400	503,814
Total Net Assets	$57,521,145	$35,057,368	$24,439,498	$10,512,052	$67,823,870	$44,379,462	$100,615,599	$27,081,496	$23,272,939	$87,147,558

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2025

BHFTI SSGA Growth ETF Sub-Account	BHFTI T. Rowe Price Large Cap Value Sub-Account	BHFTI T. Rowe Price Mid Cap Growth Sub-Account	BHFTI Victory Sycamore Mid Cap Value Sub-Account	BHFTI Western Asset Management Government Income Sub-Account	BHFTII Baillie Gifford International Stock Sub-Account	BHFTII BlackRock Bond Income Sub-Account	BHFTII BlackRock Capital Appreciation Sub-Account	BHFTII BlackRock Ultra-Short Term Bond Sub-Account	BHFTII Brighthouse Asset Allocation 20 Sub-Account
Assets:
Investments at fair value	$46,807,334	$58,461,434	$55,943,967	$18,486,504	$22,401,026	$10,313,873	$17,777,962	$22,033,631	$37,179,788	$11,004,400
Due from Brighthouse Life Insurance Company of NY	—	—	—	—	—	—	—	—	—	—
Total Assets	46,807,334	58,461,434	55,943,967	18,486,504	22,401,026	10,313,873	17,777,962	22,033,631	37,179,788	11,004,400
Liabilities:
Due to Brighthouse Life Insurance Company of NY	46	80	39	66	47	39	80	63	156	46
Total Liabilities	46	80	39	66	47	39	80	63	156	46
Net Assets	$46,807,288	$58,461,354	$55,943,928	$18,486,438	$22,400,979	$10,313,834	$17,777,882	$22,033,568	$37,179,632	$11,004,354
Contract Owners’ Equity
Net assets from accumulation units	$46,770,367	$58,458,750	$55,929,115	$18,462,900	$22,376,338	$10,300,479	$17,772,317	$22,033,568	$37,164,864	$10,997,578
Net assets from contracts in payout	36,921	2,604	14,813	23,538	24,641	13,355	5,565	—	14,768	6,776
Total Net Assets	$46,807,288	$58,461,354	$55,943,928	$18,486,438	$22,400,979	$10,313,834	$17,777,882	$22,033,568	$37,179,632	$11,004,354

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2025

BHFTII Brighthouse Asset Allocation 40 Sub-Account	BHFTII Brighthouse Asset Allocation 60 Sub-Account	BHFTII Brighthouse Asset Allocation 80 Sub-Account	BHFTII Brighthouse/ Artisan Mid Cap Value Sub-Account	BHFTII Brighthouse/ Dimensional International Small Company Sub-Account	BHFTII Brighthouse/ Wellington Core Equity Opportunities Sub-Account	BHFTII Frontier Mid Cap Growth Sub-Account	BHFTII Jennison Growth Sub-Account	BHFTII Loomis Sayles Small Cap Core Sub-Account	BHFTII Loomis Sayles Small Cap Growth Sub-Account
Assets:
Investments at fair value	$174,415,074	$376,324,183	$308,300,035	$10,499,613	$4,459,276	$59,514,787	$10,534,673	$89,563,639	$613,446	$439,504
Due from Brighthouse Life Insurance Company of NY	—	—	—	—	—	—	—	—	—	—
Total Assets	174,415,074	376,324,183	308,300,035	10,499,613	4,459,276	59,514,787	10,534,673	89,563,639	613,446	439,504
Liabilities:
Due to Brighthouse Life Insurance Company of NY	70	71	55	49	41	165	36	69	17	13
Total Liabilities	70	71	55	49	41	165	36	69	17	13
Net Assets	$174,415,004	$376,324,112	$308,299,980	$10,499,564	$4,459,235	$59,514,622	$10,534,637	$89,563,570	$613,429	$439,491
Contract Owners’ Equity
Net assets from accumulation units	$173,634,735	$375,059,606	$307,452,596	$10,498,112	$4,403,341	$59,425,577	$10,527,056	$84,278,489	$613,429	$439,491
Net assets from contracts in payout	780,269	1,264,506	847,384	1,452	55,894	89,045	7,581	5,285,081	—	—
Total Net Assets	$174,415,004	$376,324,112	$308,299,980	$10,499,564	$4,459,235	$59,514,622	$10,534,637	$89,563,570	$613,429	$439,491

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2025

BHFTII MetLife Aggregate Bond Index Sub-Account	BHFTII MetLife Mid Cap Stock Index Sub-Account	BHFTII MetLife MSCI EAFE® Index Sub-Account	BHFTII MetLife Russell 2000® Index Sub-Account	BHFTII MetLife Stock Index Sub-Account	BHFTII MFS® Total Return Sub-Account	BHFTII MFS® Value Sub-Account	BHFTII Neuberger Berman Genesis Sub-Account	BHFTII T. Rowe Price Large Cap Growth Sub-Account	BHFTII T. Rowe Price Small Cap Growth Sub-Account
Assets:
Investments at fair value	$30,021,267	$12,549,888	$10,431,509	$15,737,299	$108,937,156	$5,426,537	$26,489,213	$9,657,777	$52,057,222	$296,172
Due from Brighthouse Life Insurance Company of NY	—	—	—	—	—	—	—	—	—	—
Total Assets	30,021,267	12,549,888	10,431,509	15,737,299	108,937,156	5,426,537	26,489,213	9,657,777	52,057,222	296,172
Liabilities:
Due to Brighthouse Life Insurance Company of NY	47	41	38	50	73	77	71	51	48	9
Total Liabilities	47	41	38	50	73	77	71	51	48	9
Net Assets	$30,021,220	$12,549,847	$10,431,471	$15,737,249	$108,937,083	$5,426,460	$26,489,142	$9,657,726	$52,057,174	$296,163
Contract Owners’ Equity
Net assets from accumulation units	$29,999,048	$12,533,389	$10,422,609	$15,611,955	$108,843,648	$5,370,990	$26,404,262	$9,637,849	$52,057,174	$296,163
Net assets from contracts in payout	22,172	16,458	8,862	125,294	93,435	55,470	84,880	19,877	—	—
Total Net Assets	$30,021,220	$12,549,847	$10,431,471	$15,737,249	$108,937,083	$5,426,460	$26,489,142	$9,657,726	$52,057,174	$296,163

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2025

BHFTII VanEck Global Natural Resources Sub-Account	BHFTII Western Asset Management Strategic Bond Opportunities Sub-Account	BHFTII Western Asset Management U.S. Government Sub-Account	BlackRock Global Allocation V.I. Sub-Account	Fidelity® VIP Contrafund® Sub-Account	Fidelity® VIP Equity-Income Sub-Account	Fidelity® VIP Mid Cap Sub-Account	FTVIPT Franklin Income VIP Sub-Account	FTVIPT Franklin Mutual Shares VIP Sub-Account	FTVIPT Franklin Small Cap Value VIP Sub-Account
Assets:
Investments at fair value	$3,388,936	$53,485,046	$29,868,546	$7,178,505	$24,675,654	$16,419	$11,720,164	$17,917,819	$1,940,838	$3,015,497
Due from Brighthouse Life Insurance Company of NY	—	—	—	—	—	—	—	—	—	—
Total Assets	3,388,936	53,485,046	29,868,546	7,178,505	24,675,654	16,419	11,720,164	17,917,819	1,940,838	3,015,497
Liabilities:
Due to Brighthouse Life Insurance Company of NY	38	138	68	12	73	9	34	43	30	26
Total Liabilities	38	138	68	12	73	9	34	43	30	26
Net Assets	$3,388,898	$53,484,908	$29,868,478	$7,178,493	$24,675,581	$16,410	$11,720,130	$17,917,776	$1,940,808	$3,015,471
Contract Owners’ Equity
Net assets from accumulation units	$3,380,257	$53,329,375	$29,816,589	$7,178,493	$24,673,674	$16,410	$11,703,443	$17,875,220	$1,928,645	$3,003,878
Net assets from contracts in payout	8,641	155,533	51,889	—	1,907	—	16,687	42,556	12,163	11,593
Total Net Assets	$3,388,898	$53,484,908	$29,868,478	$7,178,493	$24,675,581	$16,410	$11,720,130	$17,917,776	$1,940,808	$3,015,471

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2025

FTVIPT Templeton Foreign VIP Sub-Account	FTVIPT Templeton Global Bond VIP Sub-Account	Invesco V.I. Equity and Income Sub-Account	Invesco V.I. EQV International Equity Sub-Account	Invesco V.I. Main Street Small Cap® Sub-Account	Janus Henderson Global Sustainable Equity Sub-Account	LMPVET ClearBridge Variable Appreciation Sub-Account	LMPVET ClearBridge Variable Dividend Strategy Sub-Account	LMPVET ClearBridge Variable Large Cap Growth Sub-Account	LMPVET ClearBridge Variable Large Cap Value Sub-Account
Assets:
Investments at fair value	$10,153,084	$5,758,497	$12,881,232	$6,124,045	$3,066,841	$390,638	$27,508,529	$15,075,533	$311,761	$118,403
Due from Brighthouse Life Insurance Company of NY	—	—	—	—	—	—	—	—	—	—
Total Assets	10,153,084	5,758,497	12,881,232	6,124,045	3,066,841	390,638	27,508,529	15,075,533	311,761	118,403
Liabilities:
Due to Brighthouse Life Insurance Company of NY	37	26	30	39	30	6	69	47	14	15
Total Liabilities	37	26	30	39	30	6	69	47	14	15
Net Assets	$10,153,047	$5,758,471	$12,881,202	$6,124,006	$3,066,811	$390,632	$27,508,460	$15,075,486	$311,747	$118,388
Contract Owners’ Equity
Net assets from accumulation units	$10,149,881	$5,751,846	$12,872,587	$6,122,078	$3,065,208	$390,632	$27,508,460	$15,075,486	$308,886	$118,388
Net assets from contracts in payout	3,166	6,625	8,615	1,928	1,603	—	—	—	2,861	—
Total Net Assets	$10,153,047	$5,758,471	$12,881,202	$6,124,006	$3,066,811	$390,632	$27,508,460	$15,075,486	$311,747	$118,388

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF ASSETS AND LIABILITIES — (Concluded)

December 31, 2025

LMPVET ClearBridge Variable Small Cap Growth Sub-Account	LMPVET Franklin Multi-Asset Variable Conservative Growth Sub-Account	LMPVET Franklin Multi-Asset Variable Growth Sub-Account	LMPVET Franklin Multi-Asset Variable Moderate Growth Sub-Account	LMPVIT Western Asset Variable Global High Yield Bond Sub-Account	PIMCO VIT High Yield Sub-Account	PIMCO VIT Low Duration Sub-Account	Putnam VT Sustainable Leaders Sub-Account	Victory Pioneer Mid Cap Value VCT Sub-Account
Assets:
Investments at fair value	$6,901,092	$978,597	$1,133,388	$33,901	$7,200,283	$68,882	$39,481	$641,188	$1,547,182
Due from Brighthouse Life Insurance Company of NY	—	—	—	—	—	—	17	—	—
Total Assets	6,901,092	978,597	1,133,388	33,901	7,200,283	68,882	39,498	641,188	1,547,182
Liabilities:
Due to Brighthouse Life Insurance Company of NY	43	18	16	3	38	—	—	4	25
Total Liabilities	43	18	16	3	38	—	—	4	25
Net Assets	$6,901,049	$978,579	$1,133,372	$33,898	$7,200,245	$68,882	$39,498	$641,184	$1,547,157
Contract Owners’ Equity
Net assets from accumulation units	$6,901,049	$978,579	$1,133,372	$33,898	$7,200,245	$68,882	$39,498	$641,184	$1,547,157
Net assets from contracts in payout	—	—	—	—	—	—	—	—	—
Total Net Assets	$6,901,049	$978,579	$1,133,372	$33,898	$7,200,245	$68,882	$39,498	$641,184	$1,547,157

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF OPERATIONS

For the year ended December 31, 2025

American Funds® Global Growth Sub-Account	American Funds® Global Small Capitalization Sub-Account	American Funds® Growth Sub-Account	American Funds® Growth-Income Sub-Account	American Funds® The Bond Fund of America Sub-Account	BHFTI AB Global Dynamic Allocation Sub-Account	BHFTI AB International Bond Sub-Account	BHFTI Allspring Mid Cap Value Sub-Account	BHFTI American Funds® Aggressive Allocation Sub-Account	BHFTI American Funds® Balanced Allocation Sub-Account
Investment Income:
Dividends	$310,007	$10,980	$76,278	$231,010	$314,149	$2,660,484	$135,332	$204,186	$1,441,186	$4,048,291
Expenses:
Mortality and expense risk and other charges	300,225	29,913	635,270	359,036	90,074	999,851	17,361	208,096	1,625,215	2,769,153
Administrative charges	56,022	8,025	122,235	62,770	15,458	206,819	3,814	37,864	309,000	549,884
Total expenses	356,247	37,938	757,505	421,806	105,532	1,206,670	21,175	245,960	1,934,215	3,319,037
Net investment income (loss)	(46,240)	(26,958)	(681,227)	(190,796)	208,617	1,453,814	114,157	(41,774)	(493,029)	729,254
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	2,906,010	74,151	3,898,102	4,430,757	—	10,913,416	—	2,485,350	8,659,759	13,123,582
Realized gains (losses) on sale of investments	711,538	(28,509)	3,402,078	1,180,137	(112,633)	(643,303)	(58,097)	(164,425)	1,214,039	1,133,697
Net realized gains (losses)	3,617,548	45,642	7,300,180	5,610,894	(112,633)	10,270,113	(58,097)	2,320,925	9,873,798	14,257,279
Change in unrealized gains (losses) on investments	631,351	404,096	1,740,010	(1,436,743)	327,216	(3,870,952)	42,871	(1,658,089)	11,375,626	16,413,395
Net realized and change in unrealized gains (losses) on investments	4,248,899	449,738	9,040,190	4,174,151	214,583	6,399,161	(15,226)	662,836	21,249,424	30,670,674
Net increase (decrease) in net assets resulting from operations	$4,202,659	$422,780	$8,358,963	$3,983,355	$423,200	$7,852,975	$98,931	$621,062	$20,756,395	$31,399,928

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF OPERATIONS — (Continued)

For the year ended December 31, 2025

BHFTI American Funds® Growth Sub-Account	BHFTI American Funds® Moderate Allocation Sub-Account	BHFTI BlackRock Global Tactical Strategies Sub-Account	BHFTI BlackRock High Yield Sub-Account	BHFTI Brighthouse Asset Allocation 100 Sub-Account	BHFTI Brighthouse Balanced Plus Sub-Account	BHFTI Brighthouse Small Cap Value Sub-Account	BHFTI Brighthouse/ Eaton Vance Floating Rate Sub-Account	BHFTI Brighthouse/ Franklin Low Duration Total Return Sub-Account	BHFTI Brighthouse/ Templeton International Bond Sub-Account
Investment Income:
Dividends	$54,060	$2,467,666	$2,149,131	$4,659,146	$1,073,673	$10,719,248	$279,806	$1,109,448	$666,988	$—
Expenses:
Mortality and expense risk and other charges	1,409,475	1,283,118	1,886,922	803,224	1,319,823	3,250,731	303,507	146,254	173,696	25,023
Administrative charges	278,033	254,928	387,164	173,880	237,476	681,951	55,450	30,725	32,996	4,950
Total expenses	1,687,508	1,538,046	2,274,086	977,104	1,557,299	3,932,682	358,957	176,979	206,692	29,973
Net investment income (loss)	(1,633,448)	929,620	(124,955)	3,682,042	(483,626)	6,786,566	(79,151)	932,469	460,296	(29,973)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	10,685,875	4,748,885	17,825,144	—	4,172,683	—	3,240,793	—	—	—
Realized gains (losses) on sale of investments	2,840,333	(204,587)	(1,195,074)	(60,677)	698,842	(5,928,564)	(250,519)	(89,157)	(167,592)	(111,952)
Net realized gains (losses)	13,526,208	4,544,298	16,630,070	(60,677)	4,871,525	(5,928,564)	2,990,274	(89,157)	(167,592)	(111,952)
Change in unrealized gains (losses) on investments	8,260,872	6,876,653	(1,993,666)	1,535,372	9,109,416	25,918,294	(3,978,887)	(554,327)	187,816	414,087
Net realized and change in unrealized gains (losses) on investments	21,787,080	11,420,951	14,636,404	1,474,695	13,980,941	19,989,730	(988,613)	(643,484)	20,224	302,135
Net increase (decrease) in net assets resulting from operations	$20,153,632	$12,350,571	$14,511,449	$5,156,737	$13,497,315	$26,776,296	$(1,067,764)	$288,985	$480,520	$272,162

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF OPERATIONS — (Continued)

For the year ended December 31, 2025

BHFTI Brighthouse/ Wellington Large Cap Research Sub-Account	BHFTI CBRE Global Real Estate Sub-Account	BHFTI Harris Oakmark International Sub-Account	BHFTI Invesco Balanced-Risk Allocation Sub-Account	BHFTI Invesco Comstock Sub-Account	BHFTI Invesco Global Equity Sub-Account	BHFTI Invesco Small Cap Growth Sub-Account	BHFTI JPMorgan Core Bond Sub-Account	BHFTI JPMorgan Global Active Allocation Sub-Account	BHFTI JPMorgan Small Cap Value Sub-Account
Investment Income:
Dividends	$6,300	$351,703	$897,550	$1,728,573	$670,818	$—	$—	$1,317,502	$1,156,356	$38,872
Expenses:
Mortality and expense risk and other charges	25,941	179,655	562,961	344,998	443,479	43,997	484,503	421,968	558,462	48,876
Administrative charges	4,307	33,134	103,987	72,296	86,905	9,647	97,231	83,305	122,107	8,451
Total expenses	30,248	212,789	666,948	417,294	530,384	53,644	581,734	505,273	680,569	57,327
Net investment income (loss)	(23,948)	138,914	230,602	1,311,279	140,434	(53,644)	(581,734)	812,229	475,787	(18,455)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	312,365	—	1,458,635	—	4,416,876	593,782	—	—	—	357,263
Realized gains (losses) on sale of investments	24,602	(125,791)	583,019	(516,014)	133,376	106,262	(1,360,209)	(352,035)	95,115	(30,487)
Net realized gains (losses)	336,967	(125,791)	2,041,654	(516,014)	4,550,252	700,044	(1,360,209)	(352,035)	95,115	326,776
Change in unrealized gains (losses) on investments	(83,652)	622,407	8,946,154	2,411,162	675,588	(111,700)	3,970,891	1,254,576	5,103,026	64,274
Net realized and change in unrealized gains (losses) on investments	253,315	496,616	10,987,808	1,895,148	5,225,840	588,344	2,610,682	902,541	5,198,141	391,050
Net increase (decrease) in net assets resulting from operations	$229,367	$635,530	$11,218,410	$3,206,427	$5,366,274	$534,700	$2,028,948	$1,714,770	$5,673,928	$372,595

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF OPERATIONS — (Continued)

For the year ended December 31, 2025

BHFTI Loomis Sayles Global Allocation Sub-Account	BHFTI Loomis Sayles Growth Sub-Account	BHFTI MetLife Multi-Index Targeted Risk Sub-Account	BHFTI MFS® Research International Sub-Account	BHFTI Morgan Stanley Discovery Sub-Account	BHFTI PanAgora Global Diversified Risk Sub-Account	BHFTI PIMCO Inflation Protected Bond Sub-Account	BHFTI PIMCO Total Return Sub-Account	BHFTI Schroders Global Multi-Asset Sub-Account	BHFTI SSGA Emerging Markets Enhanced Index Sub-Account
Investment Income:
Dividends	$186,197	$—	$239,335	$415,065	$—	$6,901,476	$439,073	$5,452,649	$395,680	$164,362
Expenses:
Mortality and expense risk and other charges	248,473	764,737	412,827	323,434	143,340	805,622	588,312	1,265,524	319,443	211,994
Administrative charges	47,576	137,368	90,549	59,383	26,277	166,620	111,153	247,884	68,262	39,834
Total expenses	296,049	902,105	503,376	382,817	169,617	972,242	699,465	1,513,408	387,705	251,828
Net investment income (loss)	(109,852)	(902,105)	(264,041)	32,248	(169,617)	5,929,234	(260,392)	3,939,241	7,975	(87,466)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	1,531,206	7,973,364	—	1,387,280	—	—	322,847	—	1,391,401	—
Realized gains (losses) on sale of investments	152,423	2,854,022	(233,803)	429,948	(883,197)	(3,466,000)	(337,569)	(1,747,202)	213,738	638,132
Net realized gains (losses)	1,683,629	10,827,386	(233,803)	1,817,228	(883,197)	(3,466,000)	(14,722)	(1,747,202)	1,605,139	638,132
Change in unrealized gains (losses) on investments	403,141	(2,658,189)	3,181,509	2,632,754	2,506,003	8,686,751	2,943,685	4,787,322	569,198	5,202,441
Net realized and change in unrealized gains (losses) on investments	2,086,770	8,169,197	2,947,706	4,449,982	1,622,806	5,220,751	2,928,963	3,040,120	2,174,337	5,840,573
Net increase (decrease) in net assets resulting from operations	$1,976,918	$7,267,092	$2,683,665	$4,482,230	$1,453,189	$11,149,985	$2,668,571	$6,979,361	$2,182,312	$5,753,107

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF OPERATIONS — (Continued)

For the year ended December 31, 2025

BHFTI SSGA Growth and Income ETF Sub-Account	BHFTI SSGA Growth ETF Sub-Account	BHFTI T. Rowe Price Large Cap Value Sub-Account	BHFTI T. Rowe Price Mid Cap Growth Sub-Account	BHFTI Victory Sycamore Mid Cap Value Sub-Account	BHFTI Western Asset Management Government Income Sub-Account	BHFTII Baillie Gifford International Stock Sub-Account	BHFTII BlackRock Bond Income Sub-Account	BHFTII BlackRock Capital Appreciation Sub-Account	BHFTII BlackRock Ultra-Short Term Bond Sub-Account
Investment Income:
Dividends	$2,094,933	$927,831	$1,006,125	$—	$222,883	$793,573	$48,005	$884,689	$—	$1,915,030
Expenses:
Mortality and expense risk and other charges	1,047,571	559,768	734,967	691,735	234,447	273,160	138,951	193,667	225,407	491,163
Administrative charges	210,507	115,091	139,472	138,925	45,249	57,522	26,182	40,557	48,440	94,286
Total expenses	1,258,078	674,859	874,439	830,660	279,696	330,682	165,133	234,224	273,847	585,449
Net investment income (loss)	836,855	252,972	131,686	(830,660)	(56,813)	462,891	(117,128)	650,465	(273,847)	1,329,581
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	2,487,271	3,102,062	5,318,785	9,555,479	2,337,282	—	450,866	—	3,004,876	—
Realized gains (losses) on sale of investments	309,355	339,051	(118,797)	(1,651,375)	28,695	(663,336)	65,988	(296,599)	171,694	106,727
Net realized gains (losses)	2,796,626	3,441,113	5,199,988	7,904,104	2,365,977	(663,336)	516,854	(296,599)	3,176,570	106,727
Change in unrealized gains (losses) on investments	8,188,797	3,772,894	381,663	(6,097,202)	(2,106,842)	1,519,982	1,291,404	690,925	(493,217)	(548,758)
Net realized and change in unrealized gains (losses) on investments	10,985,423	7,214,007	5,581,651	1,806,902	259,135	856,646	1,808,258	394,326	2,683,353	(442,031)
Net increase (decrease) in net assets resulting from operations	$11,822,278	$7,466,979	$5,713,337	$976,242	$202,322	$1,319,537	$1,691,130	$1,044,791	$2,409,506	$887,550

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF OPERATIONS — (Continued)

For the year ended December 31, 2025

BHFTII Brighthouse Asset Allocation 20 Sub-Account	BHFTII Brighthouse Asset Allocation 40 Sub-Account	BHFTII Brighthouse Asset Allocation 60 Sub-Account	BHFTII Brighthouse Asset Allocation 80 Sub-Account	BHFTII Brighthouse/ Artisan Mid Cap Value Sub-Account	BHFTII Brighthouse/ Dimensional International Small Company Sub-Account	BHFTII Brighthouse/ Wellington Core Equity Opportunities Sub-Account	BHFTII Frontier Mid Cap Growth Sub-Account	BHFTII Jennison Growth Sub-Account	BHFTII Loomis Sayles Small Cap Core Sub-Account
Investment Income:
Dividends	$325,772	$4,825,531	$8,292,049	$5,090,475	$113,476	$100,546	$780,142	$—	$—	$—
Expenses:
Mortality and expense risk and other charges	133,413	2,386,133	4,800,970	4,195,074	140,578	48,029	804,135	132,516	1,092,217	9,619
Administrative charges	26,153	452,277	940,399	761,487	25,807	9,439	149,424	26,169	220,241	1,550
Total expenses	159,566	2,838,410	5,741,369	4,956,561	166,385	57,468	953,559	158,685	1,312,458	11,169
Net investment income (loss)	166,206	1,987,121	2,550,680	133,914	(52,909)	43,078	(173,417)	(158,685)	(1,312,458)	(11,169)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	—	2,080,573	9,859,873	10,814,094	2,016,956	215,814	7,680,763	711,744	16,358,115	82,234
Realized gains (losses) on sale of investments	(49,836)	(3,986,714)	(4,866,601)	(2,566,580)	(188,941)	(62,655)	(531,052)	(157,230)	1,053,445	(7,935)
Net realized gains (losses)	(49,836)	(1,906,141)	4,993,272	8,247,514	1,828,015	153,159	7,149,711	554,514	17,411,560	74,299
Change in unrealized gains (losses) on investments	658,032	16,795,421	35,295,788	30,957,500	(1,779,488)	885,608	(3,482,787)	8,104	(5,700,727)	(44,461)
Net realized and change in unrealized gains (losses) on investments	608,196	14,889,280	40,289,060	39,205,014	48,527	1,038,767	3,666,924	562,618	11,710,833	29,838
Net increase (decrease) in net assets resulting from operations	$774,402	$16,876,401	$42,839,740	$39,338,928	$(4,382)	$1,081,845	$3,493,507	$403,933	$10,398,375	$18,669

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF OPERATIONS — (Continued)

For the year ended December 31, 2025

BHFTII Loomis Sayles Small Cap Growth Sub-Account	BHFTII MetLife Aggregate Bond Index Sub-Account	BHFTII MetLife Mid Cap Stock Index Sub-Account	BHFTII MetLife MSCI EAFE® Index Sub-Account	BHFTII MetLife Russell 2000® Index Sub-Account	BHFTII MetLife Stock Index Sub-Account	BHFTII MFS® Total Return Sub-Account	BHFTII MFS® Value Sub-Account	BHFTII Neuberger Berman Genesis Sub-Account	BHFTII T. Rowe Price Large Cap Growth Sub-Account
Investment Income:
Dividends	$—	$520,740	$116,318	$161,261	$141,756	$881,199	$139,053	$417,793	$45	$—
Expenses:
Mortality and expense risk and other charges	4,289	362,719	150,615	123,415	176,044	1,276,445	67,174	311,222	129,638	636,878
Administrative charges	1,115	75,990	31,581	25,115	37,190	262,849	13,259	64,795	24,204	129,739
Total expenses	5,404	438,709	182,196	148,530	213,234	1,539,294	80,433	376,017	153,842	766,617
Net investment income (loss)	(5,404)	82,031	(65,878)	12,731	(71,478)	(658,095)	58,620	41,776	(153,797)	(766,617)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	60,274	—	1,009,636	76,168	846,106	10,071,040	363,401	2,966,835	1,332,275	7,603,255
Realized gains (losses) on sale of investments	(10,495)	(785,083)	(13,406)	496,858	42,584	4,155,612	2,123	(205,458)	(105,535)	1,728,254
Net realized gains (losses)	49,779	(785,083)	996,230	573,026	888,690	14,226,652	365,524	2,761,377	1,226,740	9,331,509
Change in unrealized gains (losses) on investments	(34,242)	2,296,223	(207,553)	1,926,635	895,901	2,454,069	43,322	31,888	(1,683,897)	(1,838,270)
Net realized and change in unrealized gains (losses) on investments	15,537	1,511,140	788,677	2,499,661	1,784,591	16,680,721	408,846	2,793,265	(457,157)	7,493,239
Net increase (decrease) in net assets resulting from operations	$10,133	$1,593,171	$722,799	$2,512,392	$1,713,113	$16,022,626	$467,466	$2,835,041	$(610,954)	$6,726,622

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF OPERATIONS — (Continued)

For the year ended December 31, 2025

BHFTII T. Rowe Price Small Cap Growth Sub-Account	BHFTII VanEck Global Natural Resources Sub-Account	BHFTII Western Asset Management Strategic Bond Opportunities Sub-Account	BHFTII Western Asset Management U.S. Government Sub-Account	BlackRock Global Allocation V.I. Sub-Account	Fidelity® VIP Contrafund® Sub-Account	Fidelity® VIP Equity-Income Sub-Account	Fidelity® VIP Mid Cap Sub-Account	FTVIPT Franklin Income VIP Sub-Account	FTVIPT Franklin Mutual Shares VIP Sub-Account
Investment Income:
Dividends	$67	$93,834	$3,989,713	$1,113,556	$283,142	$8,085	$255	$28,049	$883,136	$39,534
Expenses:
Mortality and expense risk and other charges	4,647	42,980	638,134	355,877	71,683	313,714	193	135,548	229,588	23,800
Administrative charges	753	8,002	130,833	66,182	16,727	52,952	37	25,701	39,698	4,780
Total expenses	5,400	50,982	768,967	422,059	88,410	366,666	230	161,249	269,286	28,580
Net investment income (loss)	(5,333)	42,852	3,220,746	691,497	194,732	(358,581)	25	(133,200)	613,850	10,954
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	74,707	54,256	—	—	692,223	3,833,287	901	1,369,460	185,632	194,784
Realized gains (losses) on sale of investments	1,196	89,120	(1,105,845)	(307,973)	(27,286)	1,294,890	222	99,588	(42,384)	9
Net realized gains (losses)	75,903	143,376	(1,105,845)	(307,973)	664,937	5,128,177	1,123	1,469,048	143,248	194,793
Change in unrealized gains (losses) on investments	(43,811)	764,474	1,650,391	1,166,339	271,212	(466,263)	1,317	(196,385)	1,051,665	(21,516)
Net realized and change in unrealized gains (losses) on investments	32,092	907,850	544,546	858,366	936,149	4,661,914	2,440	1,272,663	1,194,913	173,277
Net increase (decrease) in net assets resulting from operations	$26,759	$950,702	$3,765,292	$1,549,863	$1,130,881	$4,303,333	$2,465	$1,139,463	$1,808,763	$184,231

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF OPERATIONS — (Continued)

For the year ended December 31, 2025

FTVIPT Franklin Small Cap Value VIP Sub-Account	FTVIPT Templeton Foreign VIP Sub-Account	FTVIPT Templeton Global Bond VIP Sub-Account	Invesco V.I. Equity and Income Sub-Account	Invesco V.I. EQV International Equity Sub-Account	Invesco V.I. Main Street Small Cap® Sub-Account	Janus Henderson Global Sustainable Equity Sub-Account	LMPVET ClearBridge Variable Appreciation Sub-Account	LMPVET ClearBridge Variable Dividend Strategy Sub-Account	LMPVET ClearBridge Variable Large Cap Growth Sub-Account
Investment Income:
Dividends	$32,503	$229,372	$—	$236,192	$71,251	$7,069	$1,002	$112,997	$285,930	$—
Expenses:
Mortality and expense risk and other charges	34,314	147,557	66,541	151,831	68,752	34,559	4,897	338,158	186,894	5,688
Administrative charges	6,396	24,324	12,751	27,511	14,175	7,026	1,019	58,666	32,674	993
Total expenses	40,710	171,881	79,292	179,342	82,927	41,585	5,916	396,824	219,568	6,681
Net investment income (loss)	(8,207)	57,491	(79,292)	56,850	(11,676)	(34,516)	(4,914)	(283,827)	66,362	(6,681)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	253,490	638,845	—	677,658	387,761	314,334	16,348	4,060,046	2,033,190	22,425
Realized gains (losses) on sale of investments	(15,751)	94,403	(192,393)	167,982	115,733	77,981	6,589	2,040,860	438,632	74,641
Net realized gains (losses)	237,739	733,248	(192,393)	845,640	503,494	392,315	22,937	6,100,906	2,471,822	97,066
Change in unrealized gains (losses) on investments	(39,711)	1,531,635	1,027,385	431,805	343,432	(148,322)	39,679	(2,496,538)	(957,776)	(59,861)
Net realized and change in unrealized gains (losses) on investments	198,028	2,264,883	834,992	1,277,445	846,926	243,993	62,616	3,604,368	1,514,046	37,205
Net increase (decrease) in net assets resulting from operations	$189,821	$2,322,374	$755,700	$1,334,295	$835,250	$209,477	$57,702	$3,320,541	$1,580,408	$30,524

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF OPERATIONS — (Concluded)

For the year ended December 31, 2025

LMPVET ClearBridge Variable Large Cap Value Sub-Account	LMPVET ClearBridge Variable Small Cap Growth Sub-Account	LMPVET Franklin Multi-Asset Variable Conservative Growth Sub-Account	LMPVET Franklin Multi-Asset Variable Growth Sub-Account	LMPVET Franklin Multi-Asset Variable Moderate Growth Sub-Account	LMPVIT Western Asset Variable Global High Yield Bond Sub-Account	PIMCO VIT High Yield Sub-Account	PIMCO VIT Low Duration Sub-Account	Putnam VT Sustainable Leaders Sub-Account	Victory Pioneer Mid Cap Value VCT Sub-Account
Investment Income:
Dividends	$1,346	$—	$24,990	$21,468	$671	$457,734	$4,524	$1,566	$5,041	$29,915
Expenses:
Mortality and expense risk and other charges	1,791	86,398	11,780	13,915	441	89,448	864	481	7,349	20,425
Administrative charges	293	13,679	2,394	2,713	78	14,179	178	97	881	3,682
Total expenses	2,084	100,077	14,174	16,628	519	103,627	1,042	578	8,230	24,107
Net investment income (loss)	(738)	(100,077)	10,816	4,840	152	354,107	3,482	988	(3,189)	5,808
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	12,014	517,516	86,559	128,090	3,644	—	—	—	64,737	133,126
Realized gains (losses) on sale of investments	614	89,724	11,534	10,931	69	(156,072)	(242)	(118)	2,255	(86,326)
Net realized gains (losses)	12,628	607,240	98,093	139,021	3,713	(156,072)	(242)	(118)	66,992	46,800
Change in unrealized gains (losses) on investments	(2,224)	55,170	(8,239)	8,895	33	380,751	1,721	690	(8,083)	90,728
Net realized and change in unrealized gains (losses) on investments	10,404	662,410	89,854	147,916	3,746	224,679	1,479	572	58,909	137,528
Net increase (decrease) in net assets resulting from operations	$9,666	$562,333	$100,670	$152,756	$3,898	$578,786	$4,961	$1,560	$55,720	$143,336

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF CHANGES IN NET ASSETS

For the years ended December 31, 2025 and 2024

American Funds® Global Growth Sub-Account		American Funds® Global Small Capitalization Sub-Account			American Funds® Growth Sub-Account		American Funds® Growth-Income Sub-Account			American Funds® The Bond Fund of America Sub-Account		BHFTI AB Global Dynamic Allocation Sub-Account		BHFTI AB International Bond Sub-Account
2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(46,240)	$(9,608)	$(26,958)	$(3,762)	$(681,227)	$(584,565)	$(190,796)	$(142,413)	$208,617	$207,304	$1,453,814	$(176,343)	$114,157	$34,185
Net realized gains (losses)	3,617,548	1,511,138	45,642	80,027	7,300,180	4,216,675	5,610,894	2,465,781	(112,633)	(109,251)	10,270,113	(350,516)	(58,097)	(17,076)
Change in unrealized gains (losses) on investments	631,351	1,128,814	404,096	(34,690)	1,740,010	8,789,680	(1,436,743)	2,938,573	327,216	(112,185)	(3,870,952)	5,522,428	42,871	52,753
Net increase (decrease) in net assets resulting from operations	4,202,659	2,630,344	422,780	41,575	8,358,963	12,421,790	3,983,355	5,261,941	423,200	(14,132)	7,852,975	4,995,569	98,931	69,862
Contract Transactions:
Purchase payments received from Contract owners	17,829	94,969	1,171	46,346	11,371	20,928	198,406	581,579	88,125	777,231	482,535	591,835	342,048	90,932
Net transfers (including fixed account)	60,093	(298,134)	47,660	110,898	(2,220,094)	(3,267,851)	(526,035)	(1,067,300)	324,761	692,749	11,119	(1,232,028)	(92,305)	119,771
Contract charges	(167,417)	(177,228)	(26,833)	(28,768)	(278,247)	(301,588)	(170,619)	(174,068)	(80,721)	(76,572)	(1,442,125)	(1,497,616)	(25,666)	(24,285)
Transfers for Contract benefits and terminations	(2,484,975)	(2,467,890)	(434,448)	(357,702)	(5,377,071)	(4,573,684)	(3,197,789)	(2,776,904)	(901,128)	(961,386)	(9,058,589)	(9,143,494)	(85,362)	(78,860)
Net increase (decrease) in net assets resulting from Contract transactions	(2,574,470)	(2,848,283)	(412,450)	(229,226)	(7,864,041)	(8,122,195)	(3,696,037)	(3,436,693)	(568,963)	432,022	(10,007,060)	(11,281,303)	138,715	107,558
Net increase (decrease) in net assets	1,628,189	(217,939)	10,330	(187,651)	494,922	4,299,595	287,318	1,825,248	(145,763)	417,890	(2,154,085)	(6,285,734)	237,646	177,420
Net Assets:
Beginning of year	22,128,488	22,346,427	3,281,474	3,469,125	49,510,767	45,211,172	26,742,407	24,917,159	7,734,529	7,316,639	84,519,607	90,805,341	1,745,840	1,568,420
End of year	$23,756,677	$22,128,488	$3,291,804	$3,281,474	$50,005,689	$49,510,767	$27,029,725	$26,742,407	$7,588,766	$7,734,529	$82,365,522	$84,519,607	$1,983,486	$1,745,840

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2025 and 2024

BHFTI Allspring Mid Cap Value Sub-Account		BHFTI American Funds® Aggressive Allocation Sub-Account			BHFTI American Funds® Balanced Allocation Sub-Account		BHFTI American Funds® Growth Sub-Account			BHFTI American Funds® Moderate Allocation Sub-Account		BHFTI BlackRock Global Tactical Strategies Sub-Account		BHFTI BlackRock High Yield Sub-Account
2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(41,774)	$(92,590)	$(493,029)	$(463,285)	$729,254	$264,438	$(1,633,448)	$(1,527,549)	$929,620	$618,090	$(124,955)	$37,907	$3,682,042	$3,151,106
Net realized gains (losses)	2,320,925	952,761	9,873,798	4,708,186	14,257,279	6,906,689	13,526,208	10,124,226	4,544,298	1,791,676	16,630,070	(1,010,636)	(60,677)	(137,057)
Change in unrealized gains (losses) on investments	(1,658,089)	682,680	11,375,626	10,256,887	16,413,395	13,500,104	8,260,872	18,451,324	6,876,653	5,017,534	(1,993,666)	8,090,728	1,535,372	1,334,869
Net increase (decrease) in net assets resulting from operations	621,062	1,542,851	20,756,395	14,501,788	31,399,928	20,671,231	20,153,632	27,048,001	12,350,571	7,427,300	14,511,449	7,117,999	5,156,737	4,348,918
Contract Transactions:
Purchase payments received from Contract owners	300,587	44,163	2,186,820	1,427,977	7,286,290	1,977,472	10,016,871	3,512,782	3,556,654	1,798,690	477,875	385,663	9,199,548	2,575,312
Net transfers (including fixed account)	500,693	(407,893)	(1,618,663)	(4,232,317)	(1,456,668)	5,010,889	(3,613,653)	(8,008,298)	206,177	(283,483)	(236,639)	(544,130)	1,817,541	5,540,116
Contract charges	(113,508)	(122,279)	(1,406,860)	(1,410,633)	(2,481,105)	(2,536,785)	(1,254,379)	(1,218,757)	(1,220,388)	(1,233,846)	(2,656,060)	(2,776,473)	(955,788)	(911,286)
Transfers for Contract benefits and terminations	(1,453,293)	(1,545,370)	(12,278,543)	(9,896,735)	(24,103,568)	(21,863,172)	(9,296,178)	(9,059,885)	(9,090,244)	(9,691,047)	(17,851,041)	(16,561,870)	(7,019,482)	(4,479,812)
Net increase (decrease) in net assets resulting from Contract transactions	(765,521)	(2,031,379)	(13,117,246)	(14,111,708)	(20,755,051)	(17,411,596)	(4,147,339)	(14,774,158)	(6,547,801)	(9,409,686)	(20,265,865)	(19,496,810)	3,041,819	2,724,330
Net increase (decrease) in net assets	(144,459)	(488,528)	7,639,149	390,080	10,644,877	3,259,635	16,006,293	12,273,843	5,802,770	(1,982,386)	(5,754,416)	(12,378,811)	8,198,556	7,073,248
Net Assets:
Beginning of year	15,311,175	15,799,703	120,623,684	120,233,604	216,813,235	213,553,600	109,906,607	97,632,764	99,439,063	101,421,449	158,646,791	171,025,602	69,545,219	62,471,971
End of year	$15,166,716	$15,311,175	$128,262,833	$120,623,684	$227,458,112	$216,813,235	$125,912,900	$109,906,607	$105,241,833	$99,439,063	$152,892,375	$158,646,791	$77,743,775	$69,545,219

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2025 and 2024

BHFTI Brighthouse Asset Allocation 100 Sub-Account		BHFTI Brighthouse Balanced Plus Sub-Account			BHFTI Brighthouse Small Cap Value Sub-Account		BHFTI Brighthouse/Eaton Vance Floating Rate Sub-Account			BHFTI Brighthouse/Franklin Low Duration Total Return Sub-Account		BHFTI Brighthouse/Templeton International Bond Sub-Account		BHFTI Brighthouse/Wellington Large Cap Research Sub-Account
2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(483,626)	$(763,571)	$6,786,566	$3,045,637	$(79,151)	$(93,138)	$932,469	$1,017,993	$460,296	$307,107	$(29,973)	$(31,109)	$(23,948)	$(21,668)
Net realized gains (losses)	4,871,525	3,693,829	(5,928,564)	(6,853,436)	2,990,274	1,741,118	(89,157)	(60,240)	(167,592)	(118,300)	(111,952)	(50,251)	336,967	161,596
Change in unrealized gains (losses) on investments	9,109,416	8,245,286	25,918,294	11,530,052	(3,978,887)	(57,526)	(554,327)	(138,126)	187,816	208,588	414,087	(191,385)	(83,652)	155,972
Net increase (decrease) in net assets resulting from operations	13,497,315	11,175,544	26,776,296	7,722,253	(1,067,764)	1,590,454	288,985	819,627	480,520	397,395	272,162	(272,745)	229,367	295,900
Contract Transactions:
Purchase payments received from Contract owners	354,421	109,984	733,070	763,070	89,299	177,109	674,512	453,248	305,901	139,035	3,174	1,991	—	—
Net transfers (including fixed account)	(2,191,411)	(2,784,857)	(2,331,278)	(3,400,600)	1,943,414	(431,798)	71,159	848,705	1,390,664	646,569	(48,293)	301,065	(9,550)	(67,746)
Contract charges	(697,007)	(769,811)	(4,445,897)	(4,863,983)	(168,420)	(191,292)	(160,227)	(164,667)	(165,889)	(163,237)	(26,111)	(25,793)	(17,223)	(17,566)
Transfers for Contract benefits and terminations	(9,529,299)	(12,200,983)	(38,541,427)	(36,267,669)	(2,689,007)	(2,543,301)	(1,445,946)	(2,018,223)	(2,910,655)	(1,027,922)	(237,316)	(173,943)	(102,632)	(168,800)
Net increase (decrease) in net assets resulting from Contract transactions	(12,063,296)	(15,645,667)	(44,585,532)	(43,769,182)	(824,714)	(2,989,282)	(860,502)	(880,937)	(1,379,979)	(405,555)	(308,546)	103,320	(129,405)	(254,112)
Net increase (decrease) in net assets	1,434,019	(4,470,123)	(17,809,236)	(36,046,929)	(1,892,478)	(1,398,828)	(571,517)	(61,310)	(899,459)	(8,160)	(36,384)	(169,425)	99,962	41,788
Net Assets:
Beginning of year	95,127,071	99,597,194	285,070,037	321,116,966	24,063,933	25,462,761	13,165,172	13,226,482	13,521,093	13,529,253	1,936,877	2,106,302	1,684,741	1,642,953
End of year	$96,561,090	$95,127,071	$267,260,801	$285,070,037	$22,171,455	$24,063,933	$12,593,655	$13,165,172	$12,621,634	$13,521,093	$1,900,493	$1,936,877	$1,784,703	$1,684,741

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2025 and 2024

BHFTI CBRE Global Real Estate Sub-Account		BHFTI Harris Oakmark International Sub-Account			BHFTI Invesco Balanced-Risk Allocation Sub-Account		BHFTI Invesco Comstock Sub-Account			BHFTI Invesco Global Equity Sub-Account		BHFTI Invesco Small Cap Growth Sub-Account		BHFTI JPMorgan Core Bond Sub-Account
2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$138,914	$269,420	$230,602	$227,970	$1,311,279	$14,264	$140,434	$39,087	$(53,644)	$(56,384)	$(581,734)	$(608,451)	$812,229	$504,160
Net realized gains (losses)	(125,791)	(96,712)	2,041,654	(79,466)	(516,014)	(689,409)	4,550,252	3,299,541	700,044	545,958	(1,360,209)	(2,155,462)	(352,035)	(354,869)
Change in unrealized gains (losses) on investments	622,407	(288,869)	8,946,154	(2,883,420)	2,411,162	1,526,925	675,588	970,371	(111,700)	93,420	3,970,891	8,431,566	1,254,576	(9,892)
Net increase (decrease) in net assets resulting from operations	635,530	(116,161)	11,218,410	(2,734,916)	3,206,427	851,780	5,366,274	4,308,999	534,700	582,994	2,028,948	5,667,653	1,714,770	139,399
Contract Transactions:
Purchase payments received from Contract owners	88,315	29,508	340,090	278,349	418,022	234,424	3,445,002	867,874	584,907	48,603	1,426,377	827,289	1,886,832	611,968
Net transfers (including fixed account)	745,383	13,546	(3,759,921)	3,117,171	(44,204)	233,909	76,368	60,223	(319,266)	(149,012)	727,254	(1,903,472)	3,451,528	3,795,433
Contract charges	(107,842)	(121,134)	(399,702)	(395,734)	(465,378)	(493,472)	(299,542)	(292,408)	(27,006)	(34,059)	(436,271)	(453,733)	(405,508)	(378,414)
Transfers for Contract benefits and terminations	(2,121,028)	(1,695,268)	(4,656,049)	(3,954,303)	(3,571,841)	(3,728,840)	(4,248,486)	(3,439,727)	(281,330)	(720,661)	(3,796,003)	(3,382,478)	(2,932,754)	(3,239,493)
Net increase (decrease) in net assets resulting from Contract transactions	(1,395,172)	(1,773,348)	(8,475,582)	(954,517)	(3,663,401)	(3,753,979)	(1,026,658)	(2,804,038)	(42,695)	(855,129)	(2,078,643)	(4,912,394)	2,000,098	789,494
Net increase (decrease) in net assets	(759,642)	(1,889,509)	2,742,828	(3,689,433)	(456,974)	(2,902,199)	4,339,616	1,504,961	492,005	(272,135)	(49,695)	755,259	3,714,868	928,893
Net Assets:
Beginning of year	13,693,262	15,582,771	39,915,106	43,604,539	29,719,316	32,621,515	34,934,279	33,429,318	3,898,438	4,170,573	40,421,058	39,665,799	30,983,725	30,054,832
End of year	$12,933,620	$13,693,262	$42,657,934	$39,915,106	$29,262,342	$29,719,316	$39,273,895	$34,934,279	$4,390,443	$3,898,438	$40,371,363	$40,421,058	$34,698,593	$30,983,725

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2025 and 2024

BHFTI JPMorgan Global Active Allocation Sub-Account		BHFTI JPMorgan Small Cap Value Sub-Account			BHFTI Loomis Sayles Global Allocation Sub-Account		BHFTI Loomis Sayles Growth Sub-Account			BHFTI MetLife Multi-Index Targeted Risk Sub-Account		BHFTI MFS® Research International Sub-Account		BHFTI Morgan Stanley Discovery Sub-Account
2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$475,787	$(237,798)	$(18,455)	$(732)	$(109,852)	$(140,039)	$(902,105)	$(885,643)	$(264,041)	$380,062	$32,248	$5,943	$(169,617)	$(162,103)
Net realized gains (losses)	95,115	(370,627)	326,776	(41,521)	1,683,629	1,099,197	10,827,386	7,114,909	(233,803)	(488,639)	1,817,228	819,948	(883,197)	(2,270,232)
Change in unrealized gains (losses) on investments	5,103,026	2,514,153	64,274	294,108	403,141	997,522	(2,658,189)	9,327,383	3,181,509	2,407,857	2,632,754	(446,394)	2,506,003	6,111,223
Net increase (decrease) in net assets resulting from operations	5,673,928	1,905,728	372,595	251,855	1,976,918	1,956,680	7,267,092	15,556,649	2,683,665	2,299,280	4,482,230	379,497	1,453,189	3,678,888
Contract Transactions:
Purchase payments received from Contract owners	293,432	258,598	1,082	883	122,021	238,410	1,867,620	546,775	230,611	62,796	207,037	134,384	28,287	93,190
Net transfers (including fixed account)	3,113,301	565,004	116,153	15,794	(330,810)	(558,575)	(1,779,552)	(5,077,936)	1,145,288	1,301,220	(924,704)	820,451	(1,590,879)	(1,684,611)
Contract charges	(762,453)	(758,297)	(24,691)	(26,368)	(194,519)	(197,971)	(401,172)	(418,728)	(572,688)	(596,683)	(199,400)	(204,536)	(107,867)	(103,985)
Transfers for Contract benefits and terminations	(6,047,903)	(5,994,680)	(257,774)	(361,669)	(1,396,469)	(1,462,994)	(7,761,006)	(5,865,574)	(5,835,442)	(4,471,287)	(2,715,974)	(2,321,353)	(1,342,220)	(1,145,451)
Net increase (decrease) in net assets resulting from Contract transactions	(3,403,623)	(5,929,375)	(165,230)	(371,360)	(1,799,777)	(1,981,130)	(8,074,110)	(10,815,463)	(5,032,231)	(3,703,954)	(3,633,041)	(1,571,054)	(3,012,679)	(2,840,857)
Net increase (decrease) in net assets	2,270,305	(4,023,647)	207,365	(119,505)	177,141	(24,450)	(807,018)	4,741,186	(2,348,566)	(1,404,674)	849,189	(1,191,557)	(1,559,490)	838,031
Net Assets:
Beginning of year	47,675,021	51,698,668	3,391,153	3,510,658	19,271,689	19,296,139	58,328,163	53,586,977	37,405,934	38,810,608	23,590,309	24,781,866	12,071,542	11,233,511
End of year	$49,945,326	$47,675,021	$3,598,518	$3,391,153	$19,448,830	$19,271,689	$57,521,145	$58,328,163	$35,057,368	$37,405,934	$24,439,498	$23,590,309	$10,512,052	$12,071,542

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2025 and 2024

BHFTI PanAgora Global Diversified Risk Sub-Account		BHFTI PIMCO Inflation Protected Bond Sub-Account			BHFTI PIMCO Total Return Sub-Account		BHFTI Schroders Global Multi-Asset Sub-Account			BHFTI SSGA Emerging Markets Enhanced Index Sub-Account		BHFTI SSGA Growth and Income ETF Sub-Account		BHFTI SSGA Growth ETF Sub-Account
2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$5,929,234	$(780,309)	$(260,392)	$(764,672)	$3,939,241	$1,381,689	$7,975	$94,807	$(87,466)	$18,439	$836,855	$733,530	$252,972	$252,145
Net realized gains (losses)	(3,466,000)	(3,616,776)	(14,722)	(381,212)	(1,747,202)	(1,662,193)	1,605,139	170,348	638,132	(1,111)	2,796,626	(278,966)	3,441,113	(166,565)
Change in unrealized gains (losses) on investments	8,686,751	6,247,866	2,943,685	1,472,931	4,787,322	1,262,340	569,198	2,111,263	5,202,441	78,960	8,188,797	7,017,227	3,772,894	4,786,822
Net increase (decrease) in net assets resulting from operations	11,149,985	1,850,781	2,668,571	327,047	6,979,361	981,836	2,182,312	2,376,418	5,753,107	96,288	11,822,278	7,471,791	7,466,979	4,872,402
Contract Transactions:
Purchase payments received from Contract owners	138,599	144,320	521,770	133,206	2,407,067	607,412	130,540	83,629	105,450	78,858	741,695	1,701,629	885,519	35,933
Net transfers (including fixed account)	(1,919,352)	558,333	997,552	4,236,982	3,104,845	8,873,911	194,729	(469,835)	18,295,334	11,303	(201,348)	(69,564)	(266,803)	(698,923)
Contract charges	(1,254,464)	(1,281,695)	(492,133)	(524,359)	(1,122,298)	(1,169,556)	(434,741)	(461,139)	(149,645)	(14,516)	(1,012,569)	(1,038,966)	(527,706)	(542,449)
Transfers for Contract benefits and terminations	(7,320,742)	(8,094,712)	(5,842,376)	(5,869,779)	(11,047,865)	(12,323,682)	(3,366,421)	(3,109,657)	(1,842,255)	(34,483)	(8,325,980)	(7,040,183)	(6,310,221)	(4,140,936)
Net increase (decrease) in net assets resulting from Contract transactions	(10,355,959)	(8,673,754)	(4,815,187)	(2,023,950)	(6,658,251)	(4,011,915)	(3,475,893)	(3,957,002)	16,408,884	41,162	(8,798,202)	(6,447,084)	(6,219,211)	(5,346,375)
Net increase (decrease) in net assets	794,026	(6,822,973)	(2,146,616)	(1,696,903)	321,110	(3,030,079)	(1,293,581)	(1,580,584)	22,161,991	137,450	3,024,076	1,024,707	1,247,768	(473,973)
Net Assets:
Beginning of year	67,029,844	73,852,817	46,526,078	48,222,981	100,294,489	103,324,568	28,375,077	29,955,661	1,110,948	973,498	84,123,482	83,098,775	45,559,520	46,033,493
End of year	$67,823,870	$67,029,844	$44,379,462	$46,526,078	$100,615,599	$100,294,489	$27,081,496	$28,375,077	$23,272,939	$1,110,948	$87,147,558	$84,123,482	$46,807,288	$45,559,520

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2025 and 2024

BHFTI T. Rowe Price Large Cap Value Sub-Account		BHFTI T. Rowe Price Mid Cap Growth Sub-Account			BHFTI Victory Sycamore Mid Cap Value Sub-Account		BHFTI Western Asset Management Government Income Sub-Account			BHFTII Baillie Gifford International Stock Sub-Account		BHFTII BlackRock Bond Income Sub-Account		BHFTII BlackRock Capital Appreciation Sub-Account
2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$131,686	$286,027	$(830,660)	$(922,457)	$(56,813)	$(56,174)	$462,891	$410,052	$(117,128)	$(107,613)	$650,465	$435,586	$(273,847)	$(250,091)
Net realized gains (losses)	5,199,988	2,717,509	7,904,104	5,932,258	2,365,977	1,497,424	(663,336)	(716,039)	516,854	610,541	(296,599)	(308,123)	3,176,570	1,399,889
Change in unrealized gains (losses) on investments	381,663	2,318,667	(6,097,202)	(483,538)	(2,106,842)	64,569	1,519,982	16,863	1,291,404	(185,703)	690,925	(141,842)	(493,217)	3,661,010
Net increase (decrease) in net assets resulting from operations	5,713,337	5,322,203	976,242	4,526,263	202,322	1,505,819	1,319,537	(289,124)	1,691,130	317,225	1,044,791	(14,379)	2,409,506	4,810,808
Contract Transactions:
Purchase payments received from Contract owners	1,938,375	826,353	1,850,401	730,847	418,175	306,177	315,745	280,241	104,662	128,891	825,108	817,010	2,873,500	397,223
Net transfers (including fixed account)	1,018,823	(561,462)	109,412	310,119	1,828,316	(101,514)	1,823,789	2,751,267	(175,060)	(407,596)	736,643	1,299,106	(640,484)	(1,603,408)
Contract charges	(494,022)	(507,775)	(597,287)	(640,478)	(181,607)	(185,570)	(431,615)	(444,207)	(120,074)	(128,537)	(203,402)	(208,058)	(240,273)	(234,888)
Transfers for Contract benefits and terminations	(6,786,571)	(6,058,315)	(5,850,668)	(5,314,709)	(2,211,439)	(1,896,241)	(4,698,299)	(4,132,745)	(1,395,962)	(1,622,980)	(1,908,879)	(1,596,073)	(1,401,483)	(1,336,038)
Net increase (decrease) in net assets resulting from Contract transactions	(4,323,395)	(6,301,199)	(4,488,142)	(4,914,221)	(146,555)	(1,877,148)	(2,990,380)	(1,545,444)	(1,586,434)	(2,030,222)	(550,530)	311,985	591,260	(2,777,111)
Net increase (decrease) in net assets	1,389,942	(978,996)	(3,511,900)	(387,958)	55,767	(371,329)	(1,670,843)	(1,834,568)	104,696	(1,712,997)	494,261	297,606	3,000,766	2,033,697
Net Assets:
Beginning of year	57,071,412	58,050,408	59,455,828	59,843,786	18,430,671	18,802,000	24,071,822	25,906,390	10,209,138	11,922,135	17,283,621	16,986,015	19,032,802	16,999,105
End of year	$58,461,354	$57,071,412	$55,943,928	$59,455,828	$18,486,438	$18,430,671	$22,400,979	$24,071,822	$10,313,834	$10,209,138	$17,777,882	$17,283,621	$22,033,568	$19,032,802

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2025 and 2024

BHFTII BlackRock Ultra-Short Term Bond Sub-Account		BHFTII Brighthouse Asset Allocation 20 Sub-Account			BHFTII Brighthouse Asset Allocation 40 Sub-Account		BHFTII Brighthouse Asset Allocation 60 Sub-Account			BHFTII Brighthouse Asset Allocation 80 Sub-Account		BHFTII Brighthouse/ Artisan Mid Cap Value Sub-Account		BHFTII Brighthouse/Dimensional International Small Company Sub-Account
2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$1,329,581	$1,612,273	$166,206	$152,198	$1,987,121	$1,570,234	$2,550,680	$1,274,447	$133,914	$(849,829)	$(52,909)	$(67,800)	$43,078	$39,392
Net realized gains (losses)	106,727	338,929	(49,836)	(253,037)	(1,906,141)	(4,566,495)	4,993,272	(1,098,539)	8,247,514	1,248,809	1,828,015	1,036,018	153,159	(188,056)
Change in unrealized gains (losses) on investments	(548,758)	(682,342)	658,032	390,031	16,795,421	11,377,989	35,295,788	24,699,462	30,957,500	27,065,347	(1,779,488)	(607,335)	885,608	226,597
Net increase (decrease) in net assets resulting from operations	887,550	1,268,860	774,402	289,192	16,876,401	8,381,728	42,839,740	24,875,370	39,338,928	27,464,327	(4,382)	360,883	1,081,845	77,933
Contract Transactions:
Purchase payments received from Contract owners	655,786	451,037	95,000	13,607	1,030,885	738,064	2,024,586	1,072,265	1,524,281	376,886	205,875	8,571	136,757	15,325
Net transfers (including fixed account)	9,876,735	6,153,375	1,873,872	(698,314)	(2,769,319)	(940,627)	(1,245,363)	313,198	(13,575)	(3,198,782)	600,609	127,817	231,703	(673,514)
Contract charges	(502,934)	(565,706)	(109,637)	(126,440)	(2,159,649)	(2,354,511)	(3,895,198)	(4,131,890)	(2,689,865)	(2,847,098)	(73,954)	(82,218)	(43,690)	(41,125)
Transfers for Contract benefits and terminations	(10,486,577)	(12,943,057)	(1,044,049)	(1,754,182)	(29,395,881)	(23,706,011)	(43,463,628)	(45,255,757)	(36,011,633)	(30,254,581)	(1,295,999)	(1,169,472)	(417,033)	(427,141)
Net increase (decrease) in net assets resulting from Contract transactions	(456,990)	(6,904,351)	815,186	(2,565,329)	(33,293,964)	(26,263,085)	(46,579,603)	(48,002,184)	(37,190,792)	(35,923,575)	(563,469)	(1,115,302)	(92,263)	(1,126,455)
Net increase (decrease) in net assets	430,560	(5,635,491)	1,589,588	(2,276,137)	(16,417,563)	(17,881,357)	(3,739,863)	(23,126,814)	2,148,136	(8,459,248)	(567,851)	(754,419)	989,582	(1,048,522)
Net Assets:
Beginning of year	36,749,072	42,384,563	9,414,766	11,690,903	190,832,567	208,713,924	380,063,975	403,190,789	306,151,844	314,611,092	11,067,415	11,821,834	3,469,653	4,518,175
End of year	$37,179,632	$36,749,072	$11,004,354	$9,414,766	$174,415,004	$190,832,567	$376,324,112	$380,063,975	$308,299,980	$306,151,844	$10,499,564	$11,067,415	$4,459,235	$3,469,653

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2025 and 2024

BHFTII Brighthouse/Wellington Core Equity Opportunities Sub-Account		BHFTII Frontier Mid Cap Growth Sub-Account			BHFTII Jennison Growth Sub-Account		BHFTII Loomis Sayles Small Cap Core Sub-Account			BHFTII Loomis Sayles Small Cap Growth Sub-Account		BHFTII MetLife Aggregate Bond Index Sub-Account		BHFTII MetLife Mid Cap Stock Index Sub-Account
2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(173,417)	$(191,939)	$(158,685)	$(156,969)	$(1,312,458)	$(1,301,332)	$(11,169)	$(12,236)	$(5,404)	$(5,800)	$82,031	$467,791	$(65,878)	$(46,760)
Net realized gains (losses)	7,149,711	2,297,379	554,514	(287,331)	17,411,560	11,597,967	74,299	48,662	49,779	1,678	(785,083)	(454,596)	996,230	730,661
Change in unrealized gains (losses) on investments	(3,482,787)	2,367,425	8,104	2,036,344	(5,700,727)	10,799,235	(44,461)	24,792	(34,242)	64,221	2,296,223	(244,917)	(207,553)	714,420
Net increase (decrease) in net assets resulting from operations	3,493,507	4,472,865	403,933	1,592,044	10,398,375	21,095,870	18,669	61,218	10,133	60,099	1,593,171	(231,722)	722,799	1,398,321
Contract Transactions:
Purchase payments received from Contract owners	581,167	609,173	125,685	26,099	8,067,514	4,911,721	—	—	—	—	177,476	845,129	713,445	298,709
Net transfers (including fixed account)	1,740,711	493,075	172,543	(502,534)	(4,849,913)	(5,165,190)	20,586	(11,098)	1,137	(9,114)	(813,348)	3,826,741	(157,197)	(268,782)
Contract charges	(463,826)	(508,610)	(92,185)	(97,407)	(807,045)	(821,562)	(7,234)	(8,799)	(3,368)	(3,749)	(427,620)	(443,761)	(157,996)	(158,918)
Transfers for Contract benefits and terminations	(8,705,490)	(8,950,038)	(851,779)	(800,968)	(13,970,351)	(7,357,546)	(80,234)	(62,034)	(50,062)	(23,568)	(3,047,611)	(3,788,502)	(1,419,612)	(1,013,017)
Net increase (decrease) in net assets resulting from Contract transactions	(6,847,438)	(8,356,400)	(645,736)	(1,374,810)	(11,559,795)	(8,432,577)	(66,882)	(81,931)	(52,293)	(36,431)	(4,111,103)	439,607	(1,021,360)	(1,142,008)
Net increase (decrease) in net assets	(3,353,931)	(3,883,535)	(241,803)	217,234	(1,161,420)	12,663,293	(48,213)	(20,713)	(42,160)	23,668	(2,517,932)	207,885	(298,561)	256,313
Net Assets:
Beginning of year	62,868,553	66,752,088	10,776,440	10,559,206	90,724,990	78,061,697	661,642	682,355	481,651	457,983	32,539,152	32,331,267	12,848,408	12,592,095
End of year	$59,514,622	$62,868,553	$10,534,637	$10,776,440	$89,563,570	$90,724,990	$613,429	$661,642	$439,491	$481,651	$30,021,220	$32,539,152	$12,549,847	$12,848,408

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2025 and 2024

BHFTII MetLife MSCI EAFE® Index Sub-Account		BHFTII MetLife Russell 2000® Index Sub-Account			BHFTII MetLife Stock Index Sub-Account		BHFTII MFS® Total Return Sub-Account			BHFTII MFS® Value Sub-Account		BHFTII Neuberger Berman Genesis Sub-Account		BHFTII T. Rowe Price Large Cap Growth Sub-Account
2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$12,731	$136,402	$(71,478)	$(27,944)	$(658,095)	$(379,646)	$58,620	$46,894	$41,776	$47,380	$(153,797)	$(167,671)	$(766,617)	$(843,292)
Net realized gains (losses)	573,026	210,919	888,690	494,430	14,226,652	9,524,000	365,524	264,084	2,761,377	2,428,767	1,226,740	1,080,478	9,331,509	4,607,449
Change in unrealized gains (losses) on investments	1,926,635	(214,061)	895,901	885,910	2,454,069	10,680,835	43,322	(6,370)	31,888	170,783	(1,683,897)	(169,024)	(1,838,270)	10,075,250
Net increase (decrease) in net assets resulting from operations	2,512,392	133,260	1,713,113	1,352,396	16,022,626	19,825,189	467,466	304,608	2,835,041	2,646,930	(610,954)	743,783	6,726,622	13,839,407
Contract Transactions:
Purchase payments received from Contract owners	204,460	210,397	699,885	477,481	3,541,329	2,907,048	584	9,960	758,601	141,920	274,373	147,580	3,537,062	871,664
Net transfers (including fixed account)	(407,780)	594,405	325,187	(704,411)	1,219,940	(3,560,639)	172,406	200,275	45,263	(203,305)	1,098,251	(200,623)	(7,702,855)	(3,735,731)
Contract charges	(128,116)	(113,411)	(183,194)	(185,592)	(991,403)	(982,106)	(37,222)	(38,018)	(285,660)	(309,322)	(86,272)	(98,162)	(586,314)	(658,347)
Transfers for Contract benefits and terminations	(970,214)	(589,910)	(1,627,660)	(1,228,452)	(12,222,359)	(7,653,024)	(464,405)	(404,569)	(3,192,653)	(2,720,777)	(938,677)	(1,240,183)	(6,004,151)	(6,819,790)
Net increase (decrease) in net assets resulting from Contract transactions	(1,301,650)	101,481	(785,782)	(1,640,974)	(8,452,493)	(9,288,721)	(328,637)	(232,352)	(2,674,449)	(3,091,484)	347,675	(1,391,388)	(10,756,258)	(10,342,204)
Net increase (decrease) in net assets	1,210,742	234,741	927,331	(288,578)	7,570,133	10,536,468	138,829	72,256	160,592	(444,554)	(263,279)	(647,605)	(4,029,636)	3,497,203
Net Assets:
Beginning of year	9,220,729	8,985,988	14,809,918	15,098,496	101,366,950	90,830,482	5,287,631	5,215,375	26,328,550	26,773,104	9,921,005	10,568,610	56,086,810	52,589,607
End of year	$10,431,471	$9,220,729	$15,737,249	$14,809,918	$108,937,083	$101,366,950	$5,426,460	$5,287,631	$26,489,142	$26,328,550	$9,657,726	$9,921,005	$52,057,174	$56,086,810

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2025 and 2024

BHFTII T. Rowe Price Small Cap Growth Sub-Account		BHFTII VanEck Global Natural Resources Sub-Account			BHFTII Western Asset Management Strategic Bond Opportunities Sub-Account		BHFTII Western Asset Management U.S. Government Sub-Account			BlackRock Global Allocation V.I. Sub-Account		Fidelity® VIP Contrafund® Sub-Account		Fidelity® VIP Equity-Income Sub-Account
2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(5,333)	$(6,777)	$42,852	$28,221	$3,220,746	$3,149,894	$691,497	$419,039	$194,732	$10,758	$(358,581)	$(336,073)	$25	$14
Net realized gains (losses)	75,903	29,123	143,376	201,546	(1,105,845)	(1,055,297)	(307,973)	(205,457)	664,937	480,325	5,128,177	4,275,715	1,123	1,062
Change in unrealized gains (losses) on investments	(43,811)	19,191	764,474	(336,024)	1,650,391	(424,275)	1,166,339	(1,581)	271,212	(32,215)	(466,263)	2,154,040	1,317	741
Net increase (decrease) in net assets resulting from operations	26,759	41,537	950,702	(106,257)	3,765,292	1,670,322	1,549,863	212,001	1,130,881	458,868	4,303,333	6,093,682	2,465	1,817
Contract Transactions:
Purchase payments received from Contract owners	—	—	2,720	1,720	1,890,730	386,961	377,632	668,855	154,155	349,493	182,068	794,066	—	—
Net transfers (including fixed account)	13,814	(46,969)	(274,197)	237,851	1,188,332	3,253,730	2,128,285	2,967,387	(175,029)	41,498	(756,063)	(1,767,755)	(654)	(600)
Contract charges	(3,470)	(4,550)	(40,268)	(39,124)	(531,581)	(560,768)	(369,197)	(373,027)	(102,101)	(97,031)	(172,253)	(169,591)	(112)	(106)
Transfers for Contract benefits and terminations	(83,572)	(59,601)	(267,695)	(307,785)	(6,454,720)	(6,367,356)	(4,220,749)	(2,861,311)	(338,545)	(249,535)	(2,215,085)	(2,022,095)	(4)	(4)
Net increase (decrease) in net assets resulting from Contract transactions	(73,228)	(111,120)	(579,440)	(107,338)	(3,907,239)	(3,287,433)	(2,084,029)	401,904	(461,520)	44,425	(2,961,333)	(3,165,375)	(770)	(710)
Net increase (decrease) in net assets	(46,469)	(69,583)	371,262	(213,595)	(141,947)	(1,617,111)	(534,166)	613,905	669,361	503,293	1,342,000	2,928,307	1,695	1,107
Net Assets:
Beginning of year	342,632	412,215	3,017,636	3,231,231	53,626,855	55,243,966	30,402,644	29,788,739	6,509,132	6,005,839	23,333,581	20,405,274	14,715	13,608
End of year	$296,163	$342,632	$3,388,898	$3,017,636	$53,484,908	$53,626,855	$29,868,478	$30,402,644	$7,178,493	$6,509,132	$24,675,581	$23,333,581	$16,410	$14,715

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2025 and 2024

Fidelity® VIP Mid Cap Sub-Account		FTVIPT Franklin Income VIP Sub-Account			FTVIPT Franklin Mutual Shares VIP Sub-Account		FTVIPT Franklin Small Cap Value VIP Sub-Account			FTVIPT Templeton Foreign VIP Sub-Account		FTVIPT Templeton Global Bond VIP Sub-Account		Invesco V.I. Equity and Income Sub-Account
2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(133,200)	$(132,638)	$613,850	$663,323	$10,954	$12,543	$(8,207)	$(13,648)	$57,491	$60,682	$(79,292)	$(78,963)	$56,850	$23,562
Net realized gains (losses)	1,469,048	1,938,001	143,248	30,556	194,793	43,999	237,739	53,916	733,248	17,567	(192,393)	(150,186)	845,640	597,394
Change in unrealized gains (losses) on investments	(196,385)	(3,993)	1,051,665	296,016	(21,516)	152,651	(39,711)	259,328	1,531,635	(324,007)	1,027,385	(522,273)	431,805	659,531
Net increase (decrease) in net assets resulting from operations	1,139,463	1,801,370	1,808,763	989,895	184,231	209,193	189,821	299,596	2,322,374	(245,758)	755,700	(751,422)	1,334,295	1,280,487
Contract Transactions:
Purchase payments received from Contract owners	47,176	303,201	131,518	582,089	42,839	26,994	27,786	92,615	13,059	11,916	149,901	248,585	69,611	106,032
Net transfers (including fixed account)	538,704	(399,403)	474,210	639,500	63,598	6,043	175,984	(64,957)	(285,071)	659,660	165,056	675,819	217,778	166,230
Contract charges	(86,447)	(91,582)	(135,259)	(136,065)	(12,404)	(17,072)	(24,659)	(25,604)	(65,974)	(67,673)	(61,621)	(59,389)	(111,975)	(114,386)
Transfers for Contract benefits and terminations	(1,758,701)	(1,767,942)	(2,518,785)	(1,460,620)	(527,598)	(259,694)	(392,855)	(305,525)	(1,053,329)	(600,673)	(653,732)	(604,341)	(1,584,074)	(973,040)
Net increase (decrease) in net assets resulting from Contract transactions	(1,259,268)	(1,955,726)	(2,048,316)	(375,096)	(433,565)	(243,729)	(213,744)	(303,471)	(1,391,315)	3,230	(400,396)	260,674	(1,408,660)	(815,164)
Net increase (decrease) in net assets	(119,805)	(154,356)	(239,553)	614,799	(249,334)	(34,536)	(23,923)	(3,875)	931,059	(242,528)	355,304	(490,748)	(74,365)	465,323
Net Assets:
Beginning of year	11,839,935	11,994,291	18,157,329	17,542,530	2,190,142	2,224,678	3,039,394	3,043,269	9,221,988	9,464,516	5,403,167	5,893,915	12,955,567	12,490,244
End of year	$11,720,130	$11,839,935	$17,917,776	$18,157,329	$1,940,808	$2,190,142	$3,015,471	$3,039,394	$10,153,047	$9,221,988	$5,758,471	$5,403,167	$12,881,202	$12,955,567

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2025 and 2024

Invesco V.I. EQV International Equity Sub-Account		Invesco V.I. Main Street Small Cap® Sub-Account			Janus Henderson Global Sustainable Equity Sub-Account		LMPVET ClearBridge Variable Appreciation Sub-Account			LMPVET ClearBridge Variable Dividend Strategy Sub-Account		LMPVET ClearBridge Variable Large Cap Growth Sub-Account		LMPVET ClearBridge Variable Large Cap Value Sub-Account
2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(11,676)	$8,320	$(34,516)	$(43,893)	$(4,914)	$(2,979)	$(283,827)	$(214,773)	$66,362	$(43,733)	$(6,681)	$(6,479)	$(738)	$(1,047)
Net realized gains (losses)	503,494	129,122	392,315	215,637	22,937	4,369	6,100,906	4,306,110	2,471,822	1,896,089	97,066	30,049	12,628	40,356
Change in unrealized gains (losses) on investments	343,432	(184,097)	(148,322)	164,612	39,679	(8,298)	(2,496,538)	1,098,352	(957,776)	220,747	(59,861)	59,571	(2,224)	(28,579)
Net increase (decrease) in net assets resulting from operations	835,250	(46,655)	209,477	336,356	57,702	(6,908)	3,320,541	5,189,689	1,580,408	2,073,103	30,524	83,141	9,666	10,730
Contract Transactions:
Purchase payments received from Contract owners	7,134	67,553	17,611	42,861	—	289,753	264,074	1,293,926	244,017	858,230	—	—	—	—
Net transfers (including fixed account)	107,386	342,495	121,323	76,255	(39,423)	12,059	(148,872)	(810,043)	257,821	5,586	5,988	71,098	4,009	1,886
Contract charges	(50,727)	(54,223)	(25,084)	(27,400)	(1,587)	(1,324)	(246,814)	(246,778)	(129,870)	(126,275)	(504)	(575)	(728)	(740)
Transfers for Contract benefits and terminations	(790,258)	(912,805)	(392,587)	(439,214)	(2,490)	(4,071)	(4,363,435)	(2,212,307)	(2,374,246)	(1,017,354)	(160,027)	(7,238)	(12,822)	(138,366)
Net increase (decrease) in net assets resulting from Contract transactions	(726,465)	(556,980)	(278,737)	(347,498)	(43,500)	296,417	(4,495,047)	(1,975,202)	(2,002,278)	(279,813)	(154,543)	63,285	(9,541)	(137,220)
Net increase (decrease) in net assets	108,785	(603,635)	(69,260)	(11,142)	14,202	289,509	(1,174,506)	3,214,487	(421,870)	1,793,290	(124,019)	146,426	125	(126,490)
Net Assets:
Beginning of year	6,015,221	6,618,856	3,136,071	3,147,213	376,430	86,921	28,682,966	25,468,479	15,497,356	13,704,066	435,766	289,340	118,263	244,753
End of year	$6,124,006	$6,015,221	$3,066,811	$3,136,071	$390,632	$376,430	$27,508,460	$28,682,966	$15,075,486	$15,497,356	$311,747	$435,766	$118,388	$118,263

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2025 and 2024

LMPVET ClearBridge Variable Small Cap Growth Sub-Account		LMPVET Franklin Multi-Asset Variable Conservative Growth Sub-Account			LMPVET Franklin Multi-Asset Variable Growth Sub-Account		LMPVET Franklin Multi-Asset Variable Moderate Growth Sub-Account			LMPVIT Western Asset Variable Global High Yield Bond Sub-Account		PIMCO VIT High Yield Sub-Account		PIMCO VIT Low Duration Sub-Account
2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(100,077)	$(97,468)	$10,816	$10,334	$4,840	$3,810	$152	$(25)	$354,107	$345,234	$3,482	$3,389	$988	$1,010
Net realized gains (losses)	607,240	267,641	98,093	48,601	139,021	101,053	3,713	2,623	(156,072)	(113,286)	(242)	(40)	(118)	(119)
Change in unrealized gains (losses) on investments	55,170	40,737	(8,239)	37,794	8,895	54,717	33	1,342	380,751	135,023	1,721	685	690	293
Net increase (decrease) in net assets resulting from operations	562,333	210,910	100,670	96,729	152,756	159,580	3,898	3,940	578,786	366,971	4,961	4,034	1,560	1,184
Contract Transactions:
Purchase payments received from Contract owners	38,292	351,112	434	434	300	750	—	—	143,636	432,196	—	—	—	—
Net transfers (including fixed account)	239,384	137,981	7,581	16,842	(2,043)	(3,498)	—	—	181,967	437,276	(12,126)	2,660	(18)	611
Contract charges	(76,276)	(72,519)	(5,634)	(6,478)	(1,940)	(2,085)	(30)	(30)	(78,643)	(75,400)	(388)	(426)	(293)	(288)
Transfers for Contract benefits and terminations	(830,321)	(406,445)	(89,871)	(138,280)	(97,451)	(166,377)	(2)	(7,403)	(967,163)	(637,690)	(3,692)	(1,199)	(1,731)	(1,211)
Net increase (decrease) in net assets resulting from Contract transactions	(628,921)	10,129	(87,490)	(127,482)	(101,134)	(171,210)	(32)	(7,433)	(720,203)	156,382	(16,206)	1,035	(2,042)	(888)
Net increase (decrease) in net assets	(66,588)	221,039	13,180	(30,753)	51,622	(11,630)	3,866	(3,493)	(141,417)	523,353	(11,245)	5,069	(482)	296
Net Assets:
Beginning of year	6,967,637	6,746,598	965,399	996,152	1,081,750	1,093,380	30,032	33,525	7,341,662	6,818,309	80,127	75,058	39,980	39,684
End of year	$6,901,049	$6,967,637	$978,579	$965,399	$1,133,372	$1,081,750	$33,898	$30,032	$7,200,245	$7,341,662	$68,882	$80,127	$39,498	$39,980

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
STATEMENTS OF CHANGES IN NET ASSETS — (Concluded)

For the years ended December 31, 2025 and 2024

Putnam VT Sustainable Leaders Sub-Account		Victory Pioneer Mid Cap Value VCT Sub-Account
2025	2024	2025	2024
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(3,189)	$(5,679)	$5,808	$4,141
Net realized gains (losses)	66,992	7,182	46,800	50,569
Change in unrealized gains (losses) on investments	(8,083)	100,061	90,728	100,260
Net increase (decrease) in net assets resulting from operations	55,720	101,564	143,336	154,970
Contract Transactions:
Purchase payments received from Contract owners	7,192	7,805	9,820	42,523
Net transfers (including fixed account)	4,736	(3,839)	69,094	26,278
Contract charges	—	—	(9,638)	(10,732)
Transfers for Contract benefits and terminations	(19)	—	(450,079)	(221,818)
Net increase (decrease) in net assets resulting from Contract transactions	11,909	3,966	(380,803)	(163,749)
Net increase (decrease) in net assets	67,629	105,530	(237,467)	(8,779)
Net Assets:
Beginning of year	573,555	468,025	1,784,624	1,793,403
End of year	$641,184	$573,555	$1,547,157	$1,784,624

The accompanying notes are an integral part of these financial statements.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
NOTES TO THE FINANCIAL STATEMENTS

1.
ORGANIZATION

Brighthouse Variable Annuity Account B (the “Separate Account”), a separate account of Brighthouse Life Insurance Company of NY (the “Company”), was established by the Company’s Board of Directors on December 31, 1992 to support the Company’s operations with respect to certain variable annuity contracts (the “Contracts”). The Company is a wholly-owned subsidiary of Brighthouse Life Insurance Company, which is an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is subject to the rules and regulations of the U.S. Securities and Exchange Commission, as well as the New York State Department of Financial Services.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding fund, portfolio, or series (with the same name) of the registered investment management companies (the “Trusts”), which are presented below:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (“Invesco V.I.”)

American Funds Insurance Series® (“American Funds”)

BlackRock Variable Series Funds, Inc. (“BlackRock”)

Brighthouse Funds Trust I (“BHFTI”)*

Brighthouse Funds Trust II (“BHFTII”)*

Fidelity® Variable Insurance Products (“Fidelity® VIP”)

Franklin Templeton Variable Insurance Products Trust (“FTVIPT”)

Janus Aspen Series (“Janus”)

Legg Mason Partners Variable Equity Trust (“LMPVET”)

Legg Mason Partners Variable Income Trust (“LMPVIT”)

PIMCO Variable Insurance Trust (“PIMCO VIT”)

Putnam Variable Trust (“Putnam VT”)

Russell Investment Funds (“Russell”)

Victory Variable Insurance Funds II (“Victory”)

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

2.
LIST OF SUB-ACCOUNTS

A. Purchase payments, less any applicable charges applied to the Separate Account, are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts had net assets as of December 31, 2025:

American Funds® Global Growth Sub-Account (a)

American Funds® Global Small Capitalization Sub-Account (a)

American Funds® Growth Sub-Account

American Funds® Growth-Income Sub-Account (a)

American Funds® The Bond Fund of America Sub-Account (a)

BHFTI AB Global Dynamic Allocation Sub-Account

BHFTI AB International Bond Sub-Account

BHFTI Allspring Mid Cap Value Sub-Account

BHFTI American Funds® Aggressive Allocation Sub-Account

BHFTI American Funds® Balanced Allocation Sub-Account

BHFTI American Funds® Growth Sub-Account

BHFTI American Funds® Moderate Allocation Sub-Account

BHFTI BlackRock Global Tactical Strategies Sub-Account

BHFTI BlackRock High Yield Sub-Account (a)

BHFTI Brighthouse Asset Allocation 100 Sub-Account

BHFTI Brighthouse Balanced Plus Sub-Account

BHFTI Brighthouse Small Cap Value Sub-Account (a)

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

2.
LIST OF SUB-ACCOUNTS — (Continued)

BHFTI Brighthouse/Eaton Vance Floating Rate Sub-Account

BHFTI Brighthouse/Franklin Low Duration Total Return Sub-Account

BHFTI Brighthouse/Templeton International Bond Sub-Account

BHFTI Brighthouse/Wellington Large Cap Research Sub-Account (a)

BHFTI CBRE Global Real Estate Sub-Account (a)

BHFTI Harris Oakmark International Sub-Account (a)

BHFTI Invesco Balanced-Risk Allocation Sub-Account

BHFTI Invesco Comstock Sub-Account

BHFTI Invesco Global Equity Sub-Account

BHFTI Invesco Small Cap Growth Sub-Account (a)

BHFTI JPMorgan Core Bond Sub-Account

BHFTI JPMorgan Global Active Allocation Sub-Account

BHFTI JPMorgan Small Cap Value Sub-Account (a)

BHFTI Loomis Sayles Global Allocation Sub-Account

BHFTI Loomis Sayles Growth Sub-Account (a)

BHFTI MetLife Multi-Index Targeted Risk Sub-Account

BHFTI MFS® Research International Sub-Account (a)

BHFTI Morgan Stanley Discovery Sub-Account (a)

BHFTI PanAgora Global Diversified Risk Sub-Account

BHFTI PIMCO Inflation Protected Bond Sub-Account

BHFTI PIMCO Total Return Sub-Account (a)

BHFTI Schroders Global Multi-Asset Sub-Account

BHFTI SSGA Emerging Markets Enhanced Index Sub-Account (a)

BHFTI SSGA Growth and Income ETF Sub-Account

BHFTI SSGA Growth ETF Sub-Account

BHFTI T. Rowe Price Large Cap Value Sub-Account (a)

BHFTI T. Rowe Price Mid Cap Growth Sub-Account (a)

BHFTI Victory Sycamore Mid Cap Value Sub-Account (a)

BHFTI Western Asset Management Government Income Sub-Account

BHFTII Baillie Gifford International Stock Sub-Account

BHFTII BlackRock Bond Income Sub-Account (a)

BHFTII BlackRock Capital Appreciation Sub-Account (a)

BHFTII BlackRock Ultra-Short Term Bond Sub-Account (a)

BHFTII Brighthouse Asset Allocation 20 Sub-Account

BHFTII Brighthouse Asset Allocation 40 Sub-Account

BHFTII Brighthouse Asset Allocation 60 Sub-Account

BHFTII Brighthouse Asset Allocation 80 Sub-Account

BHFTII Brighthouse/Artisan Mid Cap Value Sub-Account

BHFTII Brighthouse/Dimensional International Small Company Sub-Account

BHFTII Brighthouse/Wellington Core Equity Opportunities Sub-Account (a)

BHFTII Frontier Mid Cap Growth Sub-Account

BHFTII Jennison Growth Sub-Account (a)

BHFTII Loomis Sayles Small Cap Core Sub-Account

BHFTII Loomis Sayles Small Cap Growth Sub-Account

BHFTII MetLife Aggregate Bond Index Sub-Account

BHFTII MetLife Mid Cap Stock Index Sub-Account

BHFTII MetLife MSCI EAFE® Index Sub-Account

BHFTII MetLife Russell 2000® Index Sub-Account

BHFTII MetLife Stock Index Sub-Account (a)

BHFTII MFS® Total Return Sub-Account (a)

BHFTII MFS® Value Sub-Account (a)

BHFTII Neuberger Berman Genesis Sub-Account (a)

BHFTII T. Rowe Price Large Cap Growth Sub-Account (a)

BHFTII T. Rowe Price Small Cap Growth Sub-Account (a)

BHFTII VanEck Global Natural Resources Sub-Account

BHFTII Western Asset Management Strategic Bond Opportunities Sub-Account (a)

BHFTII Western Asset Management U.S. Government Sub-Account (a)

BlackRock Global Allocation V.I. Sub-Account

Fidelity® VIP Contrafund® Sub-Account (a)

Fidelity® VIP Equity-Income Sub-Account

Fidelity® VIP Mid Cap Sub-Account

FTVIPT Franklin Income VIP Sub-Account

FTVIPT Franklin Mutual Shares VIP Sub-Account

FTVIPT Franklin Small Cap Value VIP Sub-Account

FTVIPT Templeton Foreign VIP Sub-Account (a)

FTVIPT Templeton Global Bond VIP Sub-Account

Invesco V.I. Equity and Income Sub-Account

Invesco V.I. EQV International Equity Sub-Account (a)

Invesco V.I. Main Street Small Cap® Sub-Account

Janus Henderson Global Sustainable Equity Sub-Account

LMPVET ClearBridge Variable Appreciation Sub-Account (a)

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

2.
LIST OF SUB-ACCOUNTS — (Concluded)

LMPVET ClearBridge Variable Dividend Strategy Sub-Account (a)

LMPVET ClearBridge Variable Large Cap Growth Sub-Account

LMPVET ClearBridge Variable Large Cap Value Sub-Account

LMPVET ClearBridge Variable Small Cap Growth Sub-Account (a)

LMPVET Franklin Multi-Asset Variable Conservative Growth Sub-Account

LMPVET Franklin Multi-Asset Variable Growth Sub-Account

LMPVET Franklin Multi-Asset Variable Moderate Growth Sub-Account

LMPVIT Western Asset Variable Global High Yield Bond Sub-Account (a)

PIMCO VIT High Yield Sub-Account

PIMCO VIT Low Duration Sub-Account

Putnam VT Sustainable Leaders Sub-Account (a)

Victory Pioneer Mid Cap Value VCT Sub-Account

(a)
This Sub-Account may invest in two or more share classes within the underlying fund, portfolio, or series of the Trusts.

B. The following Sub-Accounts had no net assets as of December 31, 2025:

BHFTI Brighthouse/Artisan International Sub-Account

BHFTI TCW Core Fixed Income Sub-Account

Putnam VT Large Cap Value Sub-Account

Russell Global Real Estate Securities Sub-Account

Russell International Developed Markets Sub-Account

Russell Strategic Bond Sub-Account

Russell U.S. Small Cap Equity Sub-Account

Russell U.S. Strategic Equity Sub-Account

3.
PORTFOLIO CHANGES

The following Sub-Account ceased operations during the year ended December 31, 2025:

BHFTI SSGA Emerging Markets Enhanced Index II Sub-Account

The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2025:

Merger:

Former Fund

BHFTI SSGA Emerging Markets Enhanced Index Portfolio II

New Fund

BHFTI SSGA Emerging Markets Enhanced Index Portfolio

Name Changes:

Former Name

BHFTI American Funds® Growth Allocation
Portfolio

Pioneer Mid Cap Value VCT Portfolio

New Name

BHFTI American Funds® Aggressive Allocation Portfolio

Victory Pioneer Mid Cap Value VCT Portfolio

Trust Name Change:

Former Trust Name

Pioneer Variable Contracts Trust

New Trust Name

Victory Variable Insurance Funds II

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

4.
SIGNIFICANT ACCOUNTING POLICIES

Basis of Accounting

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Investment Companies.

Security Transactions

Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

Security Valuation

A Sub-Account’s investment in shares of a fund, portfolio, or series of the Trusts is valued at fair value based on the closing net asset value (“NAV”) or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day.

Accounting Standards Codification Topic 820, Fair Value Measurement (“ASC 820”) provides that the Separate Account is not required to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. Additionally, ASC 820 does not require certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The Separate Account’s investments in shares of a fund, portfolio, or series of the Trusts are using NAV as a practical expedient, therefore investments are not categorized within the ASC 820 fair value hierarchy.

Federal Income Taxes

The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

Annuity Payouts

Net assets allocated to Contracts in the annuity payout period are computed according to industry standard mortality tables. The assumed investment return is between 3.0 and 4.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. Annuity payouts are reported as contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

Purchase Payments

Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus for the Contracts, and are reported as Contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

4.
SIGNIFICANT ACCOUNTING POLICIES — (Concluded)

Net Transfers

Assets transferred by the contract owner into or out of Sub-Accounts within the Separate Account or into or out of the fixed account, which is part of the Company’s general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

Segment Disclosure

Each Sub-Account of the Separate Account constitutes a single operating segment and therefore, a single reportable segment. The chief operating decision maker (“CODM”) oversees the activities of the Separate Account using information of each Sub-Account. The Separate Account is engaged in a single line of business as a registered unit investment trust. The Separate Account is a funding vehicle for individual variable annuity contracts with the assets owned by the Company to support the liabilities of the applicable insurance contracts. The Sub-Accounts have identified the Chief Executive Officer of the Company as the CODM.

The CODM uses increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the Sub-Accounts within the Separate Account. The accounting policies used to measure profit and loss of the segments are the same as those described in the summary of significant accounting policies. The measure of segment assets is reported on the Statements of Assets and Liabilities as net assets. Refer to the Statements of Operations and Changes in Net Assets and related notes for each Sub-Account’s operating segment significant expenses. All assets and revenue are generated in the US and there is no customer greater than 10% of consolidated results for all periods presented.

5.
EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges are asset-based charges paid to the company and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

Mortality and Expense Risk — The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

Administrative — The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

Optional Death Benefit Rider — For an additional charge, the total death benefit payable may be increased based on the increases in account value in the Contracts.

Guaranteed Minimum Accumulation Benefit — For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

5.
EXPENSES AND RELATED PARTY TRANSACTIONS — (Concluded)

The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2025:

Mortality and Expense Risk	0.50% - 1.60%
Administrative	0.15% - 0.25%
Optional Death Benefit Rider	0.15% - 0.30%
Guaranteed Minimum Accumulation Benefit	1.50%

The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of effective rates disclosed above excludes any waivers granted to certain Sub-Accounts

The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts:

Guaranteed Minimum Accumulation Benefit — For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

Lifetime Withdrawal Guarantee — For an additional charge, the Company will guarantee minimum withdrawals for life regardless of market conditions.

Guaranteed Withdrawal Benefit — For an additional charge, the Company will guarantee minimum withdrawals regardless of market conditions.

Guaranteed Minimum Income Benefit/Lifetime Income Solution — For an additional charge, the company will guarantee a minimum payment regardless of market conditions.

Enhanced Guaranteed Withdrawal Benefit — For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2025:

Guaranteed Minimum Accumulation Benefit	0.75%
Lifetime Withdrawal Guarantee	0.50% - 1.80%
Guaranteed Withdrawal Benefit	0.25% - 1.40%
Guaranteed Minimum Income Benefit/Lifetime Income Solution	0.50% - 1.50%
Enhanced Guaranteed Withdrawal Benefit	0.55%

The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract maintenance fee ranging from $30 to $50 is assessed on an annual basis for Contracts with a value of less than $50,000 to $75,000. A transfer fee of $25 may be deducted after twelve transfers are made in a contract year or, if less, 2% of the amount transferred from the contract value. In addition, most Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

BHFTI and BHFTII currently offer shares of their portfolios only to separate accounts established by the Company and other affiliated life insurance companies, along with separate accounts of Metropolitan Life Insurance Company and its affiliated insurance companies. BHFTI and BHFTII portfolios are managed by Brighthouse Investment Advisers, LLC (“Brighthouse Advisers”), an affiliate of the Company. Brighthouse Advisers is also the investment adviser to the portfolios of BHFTI and BHFTII.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

6.
STATEMENTS OF INVESTMENTS
	As of December 31, 2025			For the year ended December 31, 2025
	Shares	Cost ($)	Cost of Purchases ($)	Proceeds from Sales ($)
American Funds® Global Growth Sub-Account	624,037		18,150,188	3,590,638	3,305,257
American Funds® Global Small Capitalization Sub-Account	172,930		3,283,684	170,861	536,078
American Funds® Growth Sub-Account	360,272		29,200,579	4,159,833	8,806,997
American Funds® Growth-Income Sub-Account	409,053		20,121,323	4,898,429	4,354,414
American Funds® The Bond Fund of America Sub-Account	812,475		8,264,868	762,015	1,122,337
BHFTI AB Global Dynamic Allocation Sub-Account	8,561,906		86,793,903	13,898,890	11,538,711
BHFTI AB International Bond Sub-Account	251,075		2,201,598	683,269	430,390
BHFTI Allspring Mid Cap Value Sub-Account	1,504,638		17,169,941	3,228,575	1,550,485
BHFTI American Funds® Aggressive Allocation Sub-Account	12,800,686		113,289,673	12,803,838	17,754,308
BHFTI American Funds® Balanced Allocation Sub-Account	22,745,817		208,373,171	21,948,982	28,851,138
BHFTI American Funds® Growth Sub-Account	9,517,230		98,793,403	20,590,995	15,685,852
BHFTI American Funds® Moderate Allocation Sub-Account	11,243,791		102,907,862	11,218,150	12,087,396
BHFTI BlackRock Global Tactical Strategies Sub-Account	16,819,848		160,691,374	20,102,776	22,668,407
BHFTI BlackRock High Yield Sub-Account	10,404,213		77,163,104	14,753,651	8,029,736
BHFTI Brighthouse Asset Allocation 100 Sub-Account	7,888,983		86,630,433	6,580,574	14,954,755
BHFTI Brighthouse Balanced Plus Sub-Account	28,221,843		285,523,373	10,986,831	48,785,741
BHFTI Brighthouse Small Cap Value Sub-Account	1,990,117		26,354,338	4,839,296	2,502,360
BHFTI Brighthouse/Eaton Vance Floating Rate Sub-Account	1,376,360		13,321,884	2,415,470	2,343,469
BHFTI Brighthouse/Franklin Low Duration Total Return Sub-Account	1,435,914		13,137,338	2,652,975	3,572,614
BHFTI Brighthouse/Templeton International Bond Sub-Account	240,572		2,303,774	67,190	405,684
BHFTI Brighthouse/Wellington Large Cap Research Sub-Account	124,086		1,534,067	342,612	183,577
BHFTI CBRE Global Real Estate Sub-Account	1,224,727		13,333,406	765,992	2,022,175
BHFTI Harris Oakmark International Sub-Account	2,863,045		36,663,688	2,838,340	9,624,609
BHFTI Invesco Balanced-Risk Allocation Sub-Account	3,317,731		31,269,731	1,978,035	4,330,114
BHFTI Invesco Comstock Sub-Account	3,004,890		37,181,540	7,851,965	4,321,288
BHFTI Invesco Global Equity Sub-Account	178,403		3,859,994	1,235,850	738,340
BHFTI Invesco Small Cap Growth Sub-Account	5,016,186		47,788,522	2,935,881	5,596,274
BHFTI JPMorgan Core Bond Sub-Account	3,779,807		37,092,124	6,761,459	3,949,100
BHFTI JPMorgan Global Active Allocation Sub-Account	4,221,925		46,752,092	4,257,941	7,185,727
BHFTI JPMorgan Small Cap Value Sub-Account	300,935		3,698,541	555,810	382,193
BHFTI Loomis Sayles Global Allocation Sub-Account	1,199,808		17,727,833	1,956,680	2,335,049
BHFTI Loomis Sayles Growth Sub-Account	3,159,388		43,398,448	10,906,789	11,909,504
BHFTI MetLife Multi-Index Targeted Risk Sub-Account	3,004,062		34,732,091	1,533,040	6,829,273
BHFTI MFS® Research International Sub-Account	1,825,015		21,092,916	2,215,328	4,428,778
BHFTI Morgan Stanley Discovery Sub-Account	1,684,021		13,269,966	218,984	3,401,232
BHFTI PanAgora Global Diversified Risk Sub-Account	10,339,012		82,692,604	6,986,364	11,413,040
BHFTI PIMCO Inflation Protected Bond Sub-Account	4,359,481		45,143,526	3,133,337	7,886,008
BHFTI PIMCO Total Return Sub-Account	10,132,424		113,138,484	9,408,449	12,127,393
BHFTI Schroders Global Multi-Asset Sub-Account	2,151,036		25,000,169	2,040,677	4,117,146
BHFTI SSGA Emerging Markets Enhanced Index Sub-Account	1,670,652		18,073,642	20,608,274	4,286,767
BHFTI SSGA Growth and Income ETF Sub-Account	7,385,391		79,277,396	6,074,097	11,548,111
BHFTI SSGA Growth ETF Sub-Account	3,949,986		42,556,481	5,601,425	8,465,555
BHFTI T. Rowe Price Large Cap Value Sub-Account	2,181,226		58,228,648	8,989,967	7,862,794
BHFTI T. Rowe Price Mid Cap Growth Sub-Account	8,554,123		69,489,212	12,436,775	8,200,060
BHFTI Victory Sycamore Mid Cap Value Sub-Account	1,102,394		19,085,062	4,260,757	2,126,771
BHFTI Western Asset Management Government Income Sub-Account	2,432,250		24,579,734	3,117,200	5,644,641
BHFTII Baillie Gifford International Stock Sub-Account	912,732		9,732,116	959,075	2,211,730
BHFTII BlackRock Bond Income Sub-Account	198,094		19,605,951	2,413,749	2,313,708
BHFTII BlackRock Capital Appreciation Sub-Account	563,178		20,314,184	6,344,283	3,021,933
BHFTII BlackRock Ultra-Short Term Bond Sub-Account	364,271		36,971,037	13,840,941	12,968,102

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

6.
STATEMENTS OF INVESTMENTS — (Continued)
	As of December 31, 2025			For the year ended December 31, 2025
	Shares	Cost ($)	Cost of Purchases ($)	Proceeds from Sales ($)
BHFTII Brighthouse Asset Allocation 20 Sub-Account	1,090,624		11,164,928	2,372,616	1,391,176
BHFTII Brighthouse Asset Allocation 40 Sub-Account	16,547,920		185,547,993	7,422,297	36,648,493
BHFTII Brighthouse Asset Allocation 60 Sub-Account	33,903,080		391,645,545	18,317,616	52,486,592
BHFTII Brighthouse Asset Allocation 80 Sub-Account	24,802,899		308,315,005	16,745,354	42,988,078
BHFTII Brighthouse/Artisan Mid Cap Value Sub-Account	68,286		12,934,897	2,894,564	1,493,862
BHFTII Brighthouse/Dimensional International Small Company Sub-Account	365,215		4,301,164	1,453,215	1,286,543
BHFTII Brighthouse/Wellington Core Equity Opportunities Sub-Account	2,219,210		63,447,272	10,057,437	9,397,347
BHFTII Frontier Mid Cap Growth Sub-Account	487,942		11,647,695	1,200,015	1,292,649
BHFTII Jennison Growth Sub-Account	6,153,300		84,778,039	19,497,715	16,011,779
BHFTII Loomis Sayles Small Cap Core Sub-Account	3,138		658,150	100,102	95,897
BHFTII Loomis Sayles Small Cap Growth Sub-Account	48,510		493,267	79,775	77,186
BHFTII MetLife Aggregate Bond Index Sub-Account	3,166,800		32,384,176	3,040,658	7,069,682
BHFTII MetLife Mid Cap Stock Index Sub-Account	749,247		12,272,450	2,498,256	2,575,816
BHFTII MetLife MSCI EAFE® Index Sub-Account	574,422		7,614,487	1,194,188	2,406,898
BHFTII MetLife Russell 2000® Index Sub-Account	856,219		14,731,528	2,799,574	2,810,674
BHFTII MetLife Stock Index Sub-Account	1,582,242		81,078,541	19,049,952	18,089,402
BHFTII MFS® Total Return Sub-Account	36,438		5,346,416	665,343	571,848
BHFTII MFS® Value Sub-Account	1,989,156		27,718,777	4,634,259	4,300,025
BHFTII Neuberger Berman Genesis Sub-Account	677,568		11,322,289	2,356,814	830,607
BHFTII T. Rowe Price Large Cap Growth Sub-Account	2,190,834		44,953,100	11,552,939	15,472,509
BHFTII T. Rowe Price Small Cap Growth Sub-Account	19,601		315,418	97,001	100,845
BHFTII VanEck Global Natural Resources Sub-Account	241,549		2,609,848	238,506	720,798
BHFTII Western Asset Management Strategic Bond Opportunities Sub-Account	5,033,376		60,835,933	6,493,748	7,180,100
BHFTII Western Asset Management U.S. Government Sub-Account	2,793,783		31,232,784	3,610,448	5,002,915
BlackRock Global Allocation V.I. Sub-Account	538,119		7,779,280	1,154,285	728,837
Fidelity® VIP Contrafund® Sub-Account	421,556		17,790,232	4,318,334	3,804,869
Fidelity® VIP Equity-Income Sub-Account	584		13,049	1,157	997
Fidelity® VIP Mid Cap Sub-Account	333,243		11,117,020	1,870,685	1,893,652
FTVIPT Franklin Income VIP Sub-Account	1,181,914		17,450,905	1,441,542	2,690,330
FTVIPT Franklin Mutual Shares VIP Sub-Account	120,549		1,968,062	323,364	551,159
FTVIPT Franklin Small Cap Value VIP Sub-Account	217,411		3,055,401	454,308	422,741
FTVIPT Templeton Foreign VIP Sub-Account	625,567		8,881,388	1,020,413	1,715,353
FTVIPT Templeton Global Bond VIP Sub-Account	437,244		6,777,701	306,969	786,630
Invesco V.I. Equity and Income Sub-Account	710,885		11,572,099	1,032,330	1,706,449
Invesco V.I. EQV International Equity Sub-Account	173,002		5,402,419	598,110	948,445
Invesco V.I. Main Street Small Cap® Sub-Account	110,676		2,603,011	430,668	429,553
Janus Henderson Global Sustainable Equity Sub-Account	30,305		352,926	27,402	59,464
LMPVET ClearBridge Variable Appreciation Sub-Account	443,226		20,902,279	4,642,211	5,360,968
LMPVET ClearBridge Variable Dividend Strategy Sub-Account	738,445		13,709,812	2,721,167	2,623,841
LMPVET ClearBridge Variable Large Cap Growth Sub-Account	6,482		198,467	42,753	181,537
LMPVET ClearBridge Variable Large Cap Value Sub-Account	6,173		115,731	17,273	15,524
LMPVET ClearBridge Variable Small Cap Growth Sub-Account	258,290		6,801,537	974,892	1,186,329
LMPVET Franklin Multi-Asset Variable Conservative Growth Sub-Account	64,381		888,918	119,448	109,547
LMPVET Franklin Multi-Asset Variable Growth Sub-Account	78,544		1,045,845	151,762	119,956
LMPVET Franklin Multi-Asset Variable Moderate Growth Sub-Account	2,351		30,342	4,315	549

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

6.
STATEMENTS OF INVESTMENTS — (Concluded)
	As of December 31, 2025			For the year ended December 31, 2025
	Shares	Cost ($)	Cost of Purchases ($)	Proceeds from Sales ($)
LMPVIT Western Asset Variable Global High Yield Bond Sub-Account	1,131,537		7,921,627	907,020	1,273,079
PIMCO VIT High Yield Sub-Account	9,296		68,073	5,667	18,329
PIMCO VIT Low Duration Sub-Account	4,037		40,997	1,580	2,630
Putnam VT Sustainable Leaders Sub-Account	13,155		438,955	81,493	8,030
Victory Pioneer Mid Cap Value VCT Sub-Account	138,265		1,769,842	242,688	484,531

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.

SCHEDULES OF UNITS
For the years ended December 31, 2025 and 2024:
	American Funds® Global Growth Sub-Account		American Funds® Global Small Capitalization Sub-Account			American Funds® Growth Sub-Account	American Funds® Growth-Income Sub-Account			American Funds® The Bond Fund of America Sub-Account		BHFTI AB Global Dynamic Allocation Sub-Account
	2025	2024	2025	2024	2025	2024 (a)	2025	2024	2025	2024	2025	2024
Units beginning of year	986,389	1,023,710		184,743	159,761	553,986	653,591		1,484,339	1,488,007	3,766,559	3,056,021	5,562,233	6,319,924
Units issued and transferred from other funding options	32,426	74,192		10,974	42,169	9,832	629,528		122,042	289,044	444,934	1,288,020	73,645	65,581
Units redeemed and transferred to other funding options	(140,550)	(111,513)		(25,024)	(17,187)	(88,792)	(729,133)		(228,520)	(292,712)	(480,177)	(577,482)	(705,481)	(823,272)
Units end of year	878,265	986,389		170,693	184,743	475,026	553,986		1,377,861	1,484,339	3,731,316	3,766,559	4,930,397	5,562,233
	BHFTI AB International Bond Sub-Account		BHFTI Allspring Mid Cap Value Sub-Account			BHFTI American Funds® Aggressive Allocation Sub-Account	BHFTI American Funds® Balanced Allocation Sub-Account			BHFTI American Funds® Growth Sub-Account		BHFTI American Funds® Moderate Allocation Sub-Account
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Units beginning of year	181,114	169,417		368,150	417,648	4,680,791	5,261,556		9,697,115	10,503,229	5,785,888	6,256,875	5,183,759	5,686,103
Units issued and transferred from other funding options	60,365	24,293		27,378	12,216	167,108	176,442		396,732	516,935	590,391	684,409	283,013	227,838
Units redeemed and transferred to other funding options	(48,024)	(12,596)		(45,226)	(61,714)	(632,539)	(757,207)		(1,279,297)	(1,323,049)	(960,987)	(1,155,396)	(609,419)	(730,182)
Units end of year	193,455	181,114		350,302	368,150	4,215,360	4,680,791		8,814,550	9,697,115	5,415,292	5,785,888	4,857,353	5,183,759
	BHFTI BlackRock Global Tactical Strategies Sub-Account		BHFTI BlackRock High Yield Sub-Account			BHFTI Brighthouse Asset Allocation 100 Sub-Account	BHFTI Brighthouse Balanced Plus Sub-Account			BHFTI Brighthouse Small Cap Value Sub-Account		BHFTI Brighthouse/Eaton Vance Floating Rate Sub-Account
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Units beginning of year	10,684,504	12,008,851		6,329,381	5,642,838	3,026,094	3,533,603		17,111,420	19,699,851	564,004	634,663	914,806	980,345
Units issued and transferred from other funding options	167,687	107,855		1,205,229	1,273,377	67,702	32,694		273,148	196,167	68,708	29,148	143,245	170,861
Units redeemed and transferred to other funding options	(1,474,081)	(1,432,202)		(819,222)	(586,834)	(428,045)	(540,203)		(2,837,730)	(2,784,598)	(87,647)	(99,807)	(204,134)	(236,400)
Units end of year	9,378,110	10,684,504		6,715,388	6,329,381	2,665,751	3,026,094		14,546,838	17,111,420	545,065	564,004	853,917	914,806
	BHFTI Brighthouse/Franklin Low Duration Total Return Sub-Account		BHFTI Brighthouse/Templeton International Bond Sub-Account			BHFTI Brighthouse/Wellington Large Cap Research Sub-Account			BHFTI CBRE Global Real Estate Sub-Account		BHFTI Harris Oakmark International Sub-Account		BHFTI Invesco Balanced-Risk Allocation Sub-Account
	2025	2024	2025	2024		2025	2024	2025	2024	2025	2024	2025	2024
Units beginning of year	1,349,513	1,395,959		218,826	207,656		42,465	49,367		639,851	719,263	1,354,749	1,385,940	20,432,362	23,082,717
Units issued and transferred from other funding options	258,972	193,453		18,539	33,507		867	23,590		52,666	46,867	55,865	149,039	628,890	1,059,559
Units redeemed and transferred to other funding options	(394,691)	(239,899)		(50,109)	(22,337)		(3,799)	(30,492)		(117,925)	(126,279)	(304,030)	(180,230)	(3,036,094)	(3,709,914)
Units end of year	1,213,794	1,349,513		187,256	218,826		39,533	42,465		574,592	639,851	1,106,584	1,354,749	18,025,158	20,432,362
(a)
During 2024, the Separate Account effectuated a 1-for‑10 unit change to certain contract owners in the American Funds® Growth Sub-Account, resulting in a broader range of unit values. The unit value and number of units outstanding for the impacted contract owners were retroactively adjusted to reflect this change in each period presented. There was no change to the total net assets of the fund or to any contract owner’s investment in the fund for any period presented.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.

SCHEDULES OF UNITS — (Continued)
For the years ended December 31, 2025 and 2024:
	BHFTI Invesco Comstock Sub-Account		BHFTI Invesco Global Equity Sub-Account			BHFTI Invesco Small Cap Growth Sub-Account	BHFTI JPMorgan Core Bond Sub-Account			BHFTI JPMorgan Global Active Allocation Sub-Account		BHFTI JPMorgan Small Cap Value Sub-Account
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Units beginning of year	987,013	1,068,461		77,528	89,400	807,696	909,545		2,861,325	2,799,011	28,794,214	32,439,747	103,405	114,876
Units issued and transferred from other funding options	136,492	91,584		12,754	71,906	111,265	50,257		772,481	511,214	2,720,516	1,067,856	7,780	10,481
Units redeemed and transferred to other funding options	(165,838)	(173,032)		(14,213)	(83,778)	(146,737)	(152,106)		(589,603)	(448,900)	(4,641,665)	(4,713,389)	(11,942)	(21,952)
Units end of year	957,667	987,013		76,069	77,528	772,224	807,696		3,044,203	2,861,325	26,873,065	28,794,214	99,243	103,405
	BHFTI Loomis Sayles Global Allocation Sub-Account		BHFTI Loomis Sayles Growth Sub-Account			BHFTI MetLife Multi-Index Targeted Risk Sub-Account	BHFTI MFS® Research International Sub-Account			BHFTI Morgan Stanley Discovery Sub-Account		BHFTI PanAgora Global Diversified Risk Sub-Account
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Units beginning of year	610,453	675,919		1,266,592	1,543,899	21,780,959	23,975,946		1,073,273	1,143,211	241,762	308,127	58,027,794	65,613,067
Units issued and transferred from other funding options	19,228	28,799		114,987	47,389	1,314,986	1,188,751		51,927	79,720	11,961	13,628	297,136	1,567,897
Units redeemed and transferred to other funding options	(74,411)	(94,265)		(285,971)	(324,696)	(4,096,664)	(3,383,738)		(204,188)	(149,658)	(64,796)	(79,993)	(8,582,157)	(9,153,170)
Units end of year	555,270	610,453		1,095,608	1,266,592	18,999,281	21,780,959		921,012	1,073,273	188,927	241,762	49,742,773	58,027,794
	BHFTI PIMCO Inflation Protected Bond Sub-Account		BHFTI PIMCO Total Return Sub-Account			BHFTI Schroders Global Multi-Asset Sub-Account	BHFTI SSGA Emerging Markets Enhanced Index Sub-Account			BHFTI SSGA Growth and Income ETF Sub-Account		BHFTI SSGA Growth ETF Sub-Account
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Units beginning of year	3,090,241	3,224,298		5,793,443	6,023,734	17,395,437	19,866,402		100,758	96,821	3,661,815	3,956,237	1,785,550	2,005,982
Units issued and transferred from other funding options	302,997	357,040		567,519	699,188	381,087	370,215		1,839,534	16,351	90,356	139,645	68,071	9,743
Units redeemed and transferred to other funding options	(619,576)	(491,097)		(950,927)	(929,479)	(2,456,328)	(2,841,180)		(323,813)	(12,414)	(457,935)	(434,067)	(292,479)	(230,175)
Units end of year	2,773,662	3,090,241		5,410,035	5,793,443	15,320,196	17,395,437		1,616,479	100,758	3,294,236	3,661,815	1,561,142	1,785,550
	BHFTI T. Rowe Price Large Cap Value Sub-Account		BHFTI T. Rowe Price Mid Cap Growth Sub-Account			BHFTI Victory Sycamore Mid Cap Value Sub-Account	BHFTI Western Asset Management Government Income Sub-Account			BHFTII Baillie Gifford International Stock Sub-Account		BHFTII BlackRock Bond Income Sub-Account
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Units beginning of year	398,195	443,084		1,570,816	1,703,606	256,860	283,295		2,400,279	2,554,029	571,218	682,404	281,633	276,616
Units issued and transferred from other funding options	35,023	23,148		169,468	96,333	44,427	21,768		314,916	390,942	44,554	28,967	35,889	54,045
Units redeemed and transferred to other funding options	(66,268)	(68,037)		(296,848)	(229,123)	(45,293)	(48,203)		(603,145)	(544,692)	(120,937)	(140,153)	(45,457)	(49,028)
Units end of year	366,950	398,195		1,443,436	1,570,816	255,994	256,860		2,112,050	2,400,279	494,835	571,218	272,065	281,633
(a)
During 2024, the Separate Account effectuated a 1-for‑10 unit change to certain contract owners in the American Funds® Growth Sub-Account, resulting in a broader range of unit values. The unit value and number of units outstanding for the impacted contract owners were retroactively adjusted to reflect this change in each period presented. There was no change to the total net assets of the fund or to any contract owner’s investment in the fund for any period presented.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.

SCHEDULES OF UNITS — (Continued)
For the years ended December 31, 2025 and 2024:
	BHFTII BlackRock Capital Appreciation Sub-Account		BHFTII BlackRock Ultra-Short Term Bond Sub-Account			BHFTII Brighthouse Asset Allocation 20 Sub-Account	BHFTII Brighthouse Asset Allocation 40 Sub-Account			BHFTII Brighthouse Asset Allocation 60 Sub-Account		BHFTII Brighthouse Asset Allocation 80 Sub-Account
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Units beginning of year	165,067	188,066		5,348,436	6,020,657	687,051	838,117		10,469,628	11,697,674	16,722,308	18,601,029	11,525,506	12,911,724
Units issued and transferred from other funding options	27,539	24,582		1,694,821	1,870,131	132,789	38,299		338,850	460,019	247,390	384,298	302,370	206,814
Units redeemed and transferred to other funding options	(23,294)	(47,581)		(2,413,429)	(2,542,352)	(82,507)	(189,365)		(1,922,091)	(1,688,065)	(2,067,089)	(2,263,019)	(1,502,221)	(1,593,032)
Units end of year	169,312	165,067		4,629,828	5,348,436	737,333	687,051		8,886,387	10,469,628	14,902,609	16,722,308	10,325,655	11,525,506
	BHFTII Brighthouse/Artisan Mid Cap Value Sub-Account		BHFTII Brighthouse/Dimensional International Small Company Sub-Account			BHFTII Brighthouse/Wellington Core Equity Opportunities Sub-Account	BHFTII Frontier Mid Cap Growth Sub-Account			BHFTII Jennison Growth Sub-Account		BHFTII Loomis Sayles Small Cap Core Sub-Account
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Units beginning of year	319,576	351,596		124,761	165,396	2,075,446	2,153,550		258,454	293,216	1,209,398	1,336,216	6,801	7,693
Units issued and transferred from other funding options	37,401	16,139		34,759	11,040	144,414	228,021		19,790	10,261	152,010	134,966	298	89
Units redeemed and transferred to other funding options	(54,335)	(48,159)		(40,261)	(51,675)	(327,589)	(306,125)		(34,168)	(45,023)	(302,073)	(261,784)	(995)	(981)
Units end of year	302,642	319,576		119,259	124,761	1,892,271	2,075,446		244,076	258,454	1,059,335	1,209,398	6,104	6,801
	BHFTII Loomis Sayles Small Cap Growth Sub-Account		BHFTII MetLife Aggregate Bond Index Sub-Account			BHFTII MetLife Mid Cap Stock Index Sub-Account		BHFTII MetLife MSCI EAFE® Index Sub-Account		BHFTII MetLife Russell 2000® Index Sub-Account		BHFTII MetLife Stock Index Sub-Account
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Units beginning of year	12,308	13,220		2,107,182	2,080,030	232,373	254,462		490,813	486,069	314,423	350,999	1,806,643	1,978,977
Units issued and transferred from other funding options	798	247	285,797		335,829	37,138	19,790	61,390		53,330	56,995	27,030	233,892	110,769
Units redeemed and transferred to other funding options	(2,188)	(1,159)		(557,416)	(308,677)	(54,240)	(41,879)		(120,739)	(48,586)	(70,684)	(63,606)	(357,135)	(283,103)
Units end of year	10,918	12,308		1,835,563	2,107,182	215,271	232,373		431,464	490,813	300,734	314,423	1,683,400	1,806,643
	BHFTII MFS® Total Return Sub-Account		BHFTII MFS® Value Sub-Account			BHFTII Neuberger Berman Genesis Sub-Account	BHFTII T. Rowe Price Large Cap Growth Sub-Account			BHFTII T. Rowe Price Small Cap Growth Sub-Account		BHFTII VanEck Global Natural Resources Sub-Account
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Units beginning of year	55,997	58,193		555,468	620,838	201,920	229,924		902,559	1,073,637	5,574	7,377	234,953	241,222
Units issued and transferred from other funding options	2,635	2,547		47,506	29,576	35,945	18,836		107,542	65,047	450	60	11,284	54,151
Units redeemed and transferred to other funding options	(5,968)	(4,743)		(103,202)	(94,946)	(28,951)	(46,840)		(289,018)	(236,125)	(1,584)	(1,863)	(49,679)	(60,420)
Units end of year	52,664	55,997		499,772	555,468	208,914	201,920		721,083	902,559	4,440	5,574	196,558	234,953
(a)
During 2024, the Separate Account effectuated a 1-for‑10 unit change to certain contract owners in the American Funds® Growth Sub-Account, resulting in a broader range of unit values. The unit value and number of units outstanding for the impacted contract owners were retroactively adjusted to reflect this change in each period presented. There was no change to the total net assets of the fund or to any contract owner’s investment in the fund for any period presented.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.

SCHEDULES OF UNITS — (Continued)
For the years ended December 31, 2025 and 2024:
	BHFTII Western Asset Management Strategic Bond Opportunities Sub-Account		BHFTII Western Asset Management U.S. Government Sub-Account			BlackRock Global Allocation V.I. Sub-Account	Fidelity® VIP Contrafund® Sub-Account			Fidelity® VIP Equity-Income Sub-Account		Fidelity® VIP Mid Cap Sub-Account
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Units beginning of year	1,563,511	1,659,126		1,767,128	1,746,798	211,823	210,146		2,393,261	2,418,923	92	96	96,903	113,470
Units issued and transferred from other funding options	153,233	174,082		236,821	243,564	6,885	16,180		187,098	434,294	—	—	7,844	5,968
Units redeemed and transferred to other funding options	(266,008)	(269,697)		(357,190)	(223,234)	(20,684)	(14,503)		(347,386)	(459,956)	(5)	(4)	(17,639)	(22,535)
Units end of year	1,450,736	1,563,511		1,646,759	1,767,128	198,024	211,823		2,232,973	2,393,261	87	92	87,108	96,903
	FTVIPT Franklin Income VIP Sub-Account		FTVIPT Franklin Mutual Shares VIP Sub-Account			FTVIPT Franklin Small Cap Value VIP Sub-Account	FTVIPT Templeton Foreign VIP Sub-Account			FTVIPT Templeton Global Bond VIP Sub-Account		Invesco V.I. Equity and Income Sub-Account
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Units beginning of year	211,182	215,573		47,558	52,963	98,406	110,592		367,751	366,631	388,709	370,600	339,178	360,907
Units issued and transferred from other funding options	10,504	20,462		3,553	2,439	10,887	4,606		13,084	33,767	37,718	78,608	11,068	17,883
Units redeemed and transferred to other funding options	(33,822)	(24,853)		(12,646)	(7,844)	(19,780)	(16,792)		(61,019)	(32,647)	(63,832)	(60,499)	(46,415)	(39,612)
Units end of year	187,864	211,182		38,465	47,558	89,513	98,406		319,816	367,751	362,595	388,709	303,831	339,178
	Invesco V.I. EQV International Equity Sub-Account		Invesco V.I. Main Street Small Cap® Sub-Account			Janus Henderson Global Sustainable Equity Sub-Account	LMPVET ClearBridge Variable Appreciation Sub-Account			LMPVET ClearBridge Variable Dividend Strategy Sub-Account		LMPVET ClearBridge Variable Large Cap Growth Sub-Account
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Units beginning of year	149,292	162,327		53,469	59,503	312,907	78,835		4,780,458	4,682,602	312,432	318,246	5,627	4,707
Units issued and transferred from other funding options	9,994	12,185		5,272	4,363	7,695	260,926		253,732	668,599	15,392	28,471	154,230	1,184
Units redeemed and transferred to other funding options	(26,547)	(25,220)		(9,924)	(10,397)	(39,481)	(26,854)		(452,468)	(570,743)	(53,491)	(34,285)	(156,075)	(264)
Units end of year	132,739	149,292		48,817	53,469	281,121	312,907		4,581,722	4,780,458	274,333	312,432	3,782	5,627
	LMPVET ClearBridge Variable Large Cap Value Sub-Account		LMPVET ClearBridge Variable Small Cap Growth Sub-Account			LMPVET Franklin Multi-Asset Variable Conservative Growth Sub-Account		LMPVET Franklin Multi-Asset Variable Growth Sub-Account			LMPVET Franklin Multi-Asset Variable Moderate Growth Sub-Account		LMPVIT Western Asset Variable Global High Yield Bond Sub-Account
	2025	2024	2025	2024	2025	2024	2025	2024		2025	2024	2025	2024
Units beginning of year	2,601	5,788		2,199,578	2,085,644	27,399	31,082		27,574		32,100	862	1,083	3,496,375	3,021,205
Units issued and transferred from other funding options	97	20,499		256,772	414,066	339	701	170	174		—	—	411,274	736,471
Units redeemed and transferred to other funding options	(284)	(23,686)		(277,030)	(300,132)	(2,727)	(4,384)		(2,510)	(4,700)		(1)	(221)	(423,553)	(261,301)
Units end of year	2,414	2,601		2,179,320	2,199,578	25,011	27,399		25,234	27,574		861	862	3,484,096	3,496,375
(a)
During 2024, the Separate Account effectuated a 1-for‑10 unit change to certain contract owners in the American Funds® Growth Sub-Account, resulting in a broader range of unit values. The unit value and number of units outstanding for the impacted contract owners were retroactively adjusted to reflect this change in each period presented. There was no change to the total net assets of the fund or to any contract owner’s investment in the fund for any period presented.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.

SCHEDULES OF UNITS — (Concluded)
For the years ended December 31, 2025 and 2024:
	PIMCO VIT High Yield Sub-Account				PIMCO VIT Low Duration Sub-Account				Putnam VT Sustainable Leaders Sub-Account		Victory Pioneer Mid Cap Value VCT Sub-Account
	2025	2024		2025		2024		2025	2024	2025	2024
Units beginning of year	2,878		2,841			2,699		2,758	16,799		16,670	22,670	24,774
Units issued and transferred from other funding options	118		98		2		42	359	252	1,307		1,417
Units redeemed and transferred to other funding options	(678)	(61)				(136)		(101)	—		(123)	(6,141)	(3,521)
Units end of year	2,318	2,878				2,565		2,699	17,158		16,799	17,836	22,670
(a)
During 2024, the Separate Account effectuated a 1-for‑10 unit change to certain contract owners in the American Funds® Growth Sub-Account, resulting in a broader range of unit values. The unit value and number of units outstanding for the impacted contract owners were retroactively adjusted to reflect this change in each period presented. There was no change to the total net assets of the fund or to any contract owner’s investment in the fund for any period presented.

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.
FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Sub-Accounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net assets, net investment income ratios, expense ratios, excluding expenses for the underlying fund, portfolio, or series, and total return ratios for the respective stated periods in the five years ended December 31, 2025:

		As of December 31				For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense[2] Ratio Lowest to Highest (%)	Total[3] Return Lowest to Highest (%)
American Funds® Global	2025	878,265		2.49 - 133.94	23,756,677	1.34		0.75 - 1.90	19.34 - 20.72
Growth Sub-Account	2024	986,389		2.09 - 110.95	22,128,488	1.51		0.75 - 1.90	11.53 - 12.83
	2023	1,023,710		1.87 - 98.34	22,346,427	0.87		0.75 - 1.90	20.30 - 21.69
	2022	1,157,850		1.55 - 80.81	20,852,156	0.65		0.75 - 1.90	(26.15) - (25.30)
	2021	992,510		2.10 - 108.18	28,858,261	0.33		0.75 - 1.90	14.23 - 15.55
American Funds® Global	2025	170,693		1.56 - 76.12	3,291,804	0.33		0.75 - 1.65	12.57 - 13.78
Small Capitalization	2024	184,743		1.39 - 66.90	3,281,474	1.05		0.75 - 1.65	0.54 - 1.56
Sub-Account	2023	159,761		1.38 - 65.87	3,469,125	0.25		0.75 - 1.65	14.01 - 15.31
	2022	99,942		1.21 - 57.13	3,136,672	—		0.75 - 1.65	(30.77) - (30.08)
	2021	89,285		1.75 - 81.70	4,181,623	—		0.75 - 1.65	4.79 - 5.94
American Funds® Growth	2025	475,026		91.68 - 148.47	50,005,689	0.16		0.75 - 1.90	17.97 - 19.33
Sub-Account[4]	2024	553,986		77.72 - 124.41	49,510,767	0.33		0.75 - 1.90	29.13 - 30.63
	2023	653,591		60.18 - 95.24	45,211,172	0.35		0.75 - 1.90	35.89 - 37.45
	2022	759,663		44.29 - 641.01	38,543,614	0.32		0.75 - 1.90	(31.25) - (30.46)
	2021	786,720		64.43 - 996.39	57,848,449	0.19		0.75 - 1.90	19.69 - 21.08
American Funds®	2025	1,377,861		2.62 - 651.23	27,029,725	0.87		0.95 - 1.90	15.84 - 16.95
Growth-Income	2024	1,484,339		2.26 - 556.85	26,742,407	1.07		0.95 - 1.90	21.87 - 23.04
Sub-Account	2023	1,488,007		1.85 - 452.56	24,917,159	1.32		0.95 - 1.90	23.77 - 24.95
	2022	1,301,703		1.49 - 362.20	22,633,122	1.22		0.95 - 1.90	(18.06) - (17.28)
	2021	1,108,656		1.82 - 437.86	31,034,165	1.10		0.95 - 1.90	21.76 - 22.92
American Funds® The Bond	2025	3,731,316		1.04 - 22.21	7,588,766	4.11		0.95 - 1.65	5.34 - 6.25
Fund of America	2024	3,766,559		0.99 - 20.91	7,734,529	4.13		0.95 - 1.65	(0.59) - 0.19
Sub-Account	2023	3,056,021		0.99 - 20.87	7,316,639	3.47		0.95 - 1.65	3.12 - 4.03
	2022	2,423,274		0.96 - 20.06	6,955,769	2.76		0.95 - 1.65	(14.09) - (13.41)
	2021	2,385,576		1.12 - 23.16	8,989,242	1.39		0.95 - 1.65	(2.12) - (1.25)
BHFTI AB Global Dynamic	2025	4,930,397		15.54 - 18.54	82,365,522	3.21		0.75 - 1.95	9.41 - 10.73
Allocation Sub-Account	2024	5,562,233		14.21 - 16.74	84,519,607	1.27		0.75 - 1.95	5.22 - 6.51
	2023	6,319,924		13.50 - 15.72	90,805,341	2.82		0.75 - 1.95	9.49 - 10.81
	2022	6,920,353		12.33 - 14.19	90,348,898	4.30		0.75 - 1.95	(21.96) - (21.02)
	2021	7,604,691		15.80 - 17.96	126,581,307	0.22		0.75 - 1.95	7.17 - 8.46
BHFTI AB International Bond	2025	193,455		10.09 - 10.26	1,983,486	8.41		1.30 - 1.55	6.11 - 6.37
Sub-Account	2024	181,114		9.51 - 9.65	1,745,840	3.36		1.30 - 1.55	3.90 - 4.16
	2023	169,417		9.15 - 9.26	1,568,420	4.81		1.30 - 1.55	7.24 - 7.51
	2022	159,164		8.54 - 8.62	1,370,733	11.15		1.30 - 1.55	(16.94) - (16.73)
	2021	154,592		10.28 - 10.35	1,598,987	0.02		1.30 - 1.55	(3.63) - (3.39)
BHFTI Allspring Mid Cap	2025	350,302		40.36 - 46.47	15,166,716	1.35		1.30 - 1.95	3.73 - 4.41
Value Sub-Account	2024	368,150		38.91 - 44.51	15,311,175	1.06		1.30 - 1.95	9.68 - 10.40
	2023	417,648		35.48 - 40.32	15,799,703	1.03		1.30 - 1.95	6.92 - 7.61
	2022	457,171		33.18 - 37.47	16,121,537	0.38		1.30 - 1.95	(6.80) - (6.19)
	2021	528,782		35.60 - 39.94	19,946,993	0.64		1.30 - 1.95	26.46 - 27.28

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.
FINANCIAL HIGHLIGHTS — (Continued)
		As of December 31					For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)		Expense[2] Ratio Lowest to Highest (%)		Total[3] Return Lowest to Highest (%)
BHFTI American Funds®	2025	4,215,360		28.41 - 32.73		128,262,833		1.16		1.15 - 1.95	17.58 - 18.53
Aggressive Allocation	2024	4,680,791		24.16 - 27.62		120,623,684		1.19		1.15 - 1.95	12.34 - 13.25
Sub-Account	2023	5,261,556		21.51 - 24.39		120,233,604		2.06		1.15 - 1.95	17.96 - 18.90
	2022	5,742,362		18.23 - 20.51		110,709,810		1.07		1.15 - 1.95	(20.10) - (19.45)
	2021	6,000,642		22.82 - 25.46		144,066,425		0.81		1.15 - 1.95	13.67 - 14.58
BHFTI American Funds®	2025	8,814,550		23.85 - 28.72		227,458,112		1.83		0.90 - 1.95	14.76 - 15.97
Balanced Allocation	2024	9,697,115		20.78 - 24.76		216,813,235		1.64		0.90 - 1.95	9.42 - 10.59
Sub-Account	2023	10,503,229		18.99 - 22.39		213,553,600		2.30		0.90 - 1.95	14.24 - 15.44
	2022	11,108,717		16.62 - 19.40		196,621,444		1.41		0.90 - 1.95	(18.37) - (17.51)
	2021	11,574,421		20.36 - 23.51		249,625,501		1.18		0.90 - 1.95	9.98 - 11.14
BHFTI American Funds®	2025	5,415,292		3.72 - 66.07		125,912,900		0.05		0.95 - 1.95	17.57 - 18.75
Growth Sub-Account	2024	5,785,888		3.15 - 55.75		109,906,607		0.03		0.95 - 1.95	28.67 - 29.98
	2023	6,256,875		2.44 - 42.98		97,632,764		1.56		0.95 - 1.95	35.34 - 36.69
	2022	6,033,439		1.79 - 31.51		76,530,552		0.56		0.95 - 1.95	(31.51) - (30.82)
	2021	5,365,191		2.61 - 45.63		101,719,282		—		0.95 - 1.95	19.27 - 20.47
BHFTI American Funds®	2025	4,857,353		20.02 - 24.10		105,241,833		2.41		0.90 - 1.95	12.25 - 13.44
Moderate Allocation	2024	5,183,759		17.83 - 21.25		99,439,063		2.13		0.90 - 1.95	6.99 - 8.13
Sub-Account	2023	5,686,103		16.67 - 19.65		101,421,449		2.60		0.90 - 1.95	10.74 - 11.90
	2022	6,164,102		15.05 - 17.56		98,772,154		1.74		0.90 - 1.95	(16.27) - (15.39)
	2021	6,141,812		17.97 - 20.75		116,777,131		1.53		0.90 - 1.95	7.52 - 8.66
BHFTI BlackRock Global	2025	9,378,110		15.19 - 18.12		152,892,375		1.39		0.75 - 1.95	9.29 - 10.61
Tactical Strategies	2024	10,684,504		13.90 - 16.38		158,646,791		1.50		0.75 - 1.95	3.74 - 5.01
Sub-Account	2023	12,008,851		13.40 - 15.60		171,025,602		3.21		0.75 - 1.95	11.13 - 12.47
	2022	13,340,408		12.06 - 13.87		170,129,685		2.32		0.75 - 1.95	(20.45) - (19.49)
	2021	14,666,019		15.16 - 17.23		234,000,158		1.36		0.75 - 1.95	7.67 - 8.97
BHFTI BlackRock High Yield	2025	6,715,388		1.37 - 48.73		77,743,775		6.45		0.75 - 1.95	6.83 - 8.12
Sub-Account	2024	6,329,381		1.28 - 45.07		69,545,219		6.09		0.75 - 1.95	6.08 - 7.37
	2023	5,642,838		1.20 - 41.98		62,471,971		5.22		0.75 - 1.95	10.90 - 12.23
	2022	4,834,036		1.08 - 37.40		53,734,601		5.03		0.75 - 1.95	(12.06) - (11.00)
	2021	4,744,372		1.22 - 42.02		62,139,037		3.87		0.75 - 1.95	3.14 - 4.39
BHFTI Brighthouse Asset	2025	2,665,751		33.92 - 43.74		96,561,090		1.13		0.75 - 1.95	14.80 - 16.19
Allocation 100	2024	3,026,094		29.55 - 37.64		95,127,071		0.90		0.75 - 1.95	11.18 - 12.53
Sub-Account	2023	3,533,603		26.58 - 33.45		99,597,194		2.73		0.75 - 1.95	18.48 - 19.91
	2022	3,904,049		22.43 - 27.90		92,559,747		1.35		0.75 - 1.95	(21.69) - (20.75)
	2021	4,088,833		28.65 - 35.20		123,439,722		1.12		0.75 - 1.95	15.85 - 17.24
BHFTI Brighthouse Balanced	2025	14,546,838		17.05 - 20.34		267,260,801		3.92		0.75 - 1.95	9.79 - 11.11
Plus Sub-Account	2024	17,111,420		15.53 - 18.31		285,070,037		2.43		0.75 - 1.95	1.74 - 2.98
	2023	19,699,851		15.27 - 17.78		321,116,966		3.18		0.75 - 1.95	7.13 - 8.42
	2022	21,779,504		14.25 - 16.40		329,714,238		2.43		0.75 - 1.95	(23.31) - (22.39)
	2021	23,834,679		18.58 - 21.13		468,035,055		2.32		0.75 - 1.95	5.47 - 6.74
BHFTI Brighthouse Small Cap	2025	545,065		37.55 - 56.92		22,171,455		1.26		1.15 - 1.95	(5.07) - (4.27)
Value Sub-Account	2024	564,004		39.55 - 59.46		24,063,933		1.26		1.15 - 1.95	6.00 - 6.88
	2023	634,663		37.31 - 55.63		25,462,761		1.02		1.15 - 1.95	11.75 - 12.65
	2022	674,431		33.39 - 49.39		24,116,100		0.61		1.15 - 1.95	(14.77) - (14.08)
	2021	726,526		39.18 - 57.51		30,335,558		0.83		1.30 - 1.95	29.23 - 30.29

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.
FINANCIAL HIGHLIGHTS — (Continued)
		As of December 31					For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)		Expense[2] Ratio Lowest to Highest (%)		Total[3] Return Lowest to Highest (%)
BHFTI Brighthouse/Eaton	2025	853,917		13.51 - 15.32		12,593,655		8.74		1.15 - 1.95	1.80 - 2.62
Vance Floating Rate	2024	914,806		13.37 - 14.93		13,165,172		8.84		1.15 - 1.90	5.65 - 6.46
Sub-Account	2023	980,345		12.66 - 14.02		13,226,482		5.44		1.15 - 1.90	8.71 - 9.52
	2022	996,252		11.57 - 12.81		12,290,962		3.57		1.15 - 1.95	(3.50) - (2.73)
	2021	883,825		11.99 - 13.16		11,241,971		3.04		1.15 - 1.95	1.50 - 2.31
BHFTI Brighthouse/Franklin	2025	1,213,794		9.79 - 11.68		12,621,634		4.99		0.75 - 1.95	3.22 - 4.47
Low Duration Total Return	2024	1,349,513		9.48 - 11.18		13,521,093		3.86		0.75 - 1.95	2.65 - 3.90
Sub-Account	2023	1,395,959		9.24 - 10.76		13,529,253		3.46		0.75 - 1.95	3.56 - 4.81
	2022	1,383,992		8.92 - 10.27		12,905,500		2.67		0.75 - 1.95	(6.57) - (5.45)
	2021	1,646,433		9.55 - 10.86		16,378,251		1.87		0.75 - 1.95	(1.66) - (0.47)
BHFTI Brighthouse/Templeton	2025	187,256		9.52 - 11.53		1,900,493		—		0.75 - 1.90	14.16 - 15.48
International Bond	2024	218,826		8.34 - 9.99		1,936,877		—		0.75 - 1.90	(13.15) - (12.14)
Sub-Account	2023	207,656		9.60 - 11.37		2,106,302		—		0.75 - 1.90	1.57 - 2.74
	2022	229,853		9.45 - 11.06		2,290,416		—		0.75 - 1.90	(6.42) - (5.34)
	2021	263,952		10.10 - 11.69		2,798,658		—		0.75 - 1.90	(6.80) - (5.72)
BHFTI	2025	39,533		43.55 - 57.50		1,784,703		0.36		0.75 - 1.90	13.57 - 14.76
Brighthouse/Wellington Large	2024	42,465		38.34 - 50.11		1,684,741		0.46		0.75 - 1.90	19.21 - 20.40
Cap Research Sub-Account	2023	49,367		32.17 - 41.62		1,642,953		0.69		0.75 - 1.90	23.15 - 24.48
	2022	56,237		26.12 - 33.43		1,517,054		0.56		0.75 - 1.90	(20.64) - (19.81)
	2021	60,472		32.91 - 41.69		2,054,177		0.75		0.75 - 1.90	21.86 - 23.10
BHFTI CBRE Global Real	2025	574,592		20.80 - 43.37		12,933,620		2.64		0.75 - 1.95	4.69 - 5.96
Estate Sub-Account	2024	639,851		19.87 - 41.06		13,693,262		3.44		0.75 - 1.95	(1.56) - (0.36)
	2023	719,263		20.18 - 41.38		15,582,771		2.48		0.75 - 1.95	10.56 - 11.89
	2022	734,769		18.25 - 37.17		14,341,988		4.08		0.75 - 1.95	(26.44) - (25.55)
	2021	773,224		24.81 - 50.07		20,437,475		2.86		0.75 - 1.95	31.83 - 33.42
BHFTI Harris Oakmark	2025	1,106,584		34.84 - 45.03		42,657,934		2.14		0.95 - 1.95	30.22 - 31.53
International Sub-Account	2024	1,354,749		26.66 - 34.24		39,915,106		2.15		0.95 - 1.95	(6.82) - (5.87)
	2023	1,385,940		28.53 - 34.79		43,604,539		1.93		1.15 - 1.95	16.66 - 17.59
	2022	1,585,613		24.38 - 29.58		42,520,364		2.20		1.15 - 1.95	(17.62) - (16.96)
	2021	1,624,824		29.50 - 35.99		52,648,951		0.64		1.10 - 1.95	6.35 - 7.25
BHFTI Invesco Balanced-Risk	2025	18,025,158		1.47 - 16.10		29,262,342		5.90		1.15 - 1.95	10.96 - 11.85
Allocation Sub-Account	2024	20,432,362		1.32 - 14.42		29,719,316		1.48		1.15 - 1.95	1.97 - 2.80
	2023	23,082,717		1.30 - 14.05		32,621,515		3.28		0.75 - 1.95	4.39 - 5.64
	2022	24,284,217		1.24 - 13.37		32,681,301		6.37		0.75 - 1.95	(14.10) - (13.06)
	2021	24,747,537		1.44 - 15.46		38,583,524		2.96		0.75 - 1.95	7.57 - 8.87
BHFTI Invesco Comstock	2025	957,667		37.01 - 62.92		39,273,895		1.85		0.75 - 1.95	15.05 - 16.43
Sub-Account	2024	987,013		32.17 - 54.15		34,934,279		1.59		0.75 - 1.95	12.50 - 13.86
	2023	1,068,461		28.60 - 47.65		33,429,318		1.94		0.75 - 1.95	10.05 - 11.37
	2022	1,122,554		25.98 - 42.87		31,709,682		1.85		0.75 - 1.95	(1.30) - (0.11)
	2021	1,281,182		26.33 - 43.01		36,405,122		1.87		0.75 - 1.95	30.61 - 32.19
BHFTI Invesco Global Equity	2025	76,069		6.15 - 77.74		4,390,443		—		0.75 - 1.95	13.37 - 14.74
Sub-Account	2024	77,528		5.41 - 67.75		3,898,438		0.05		0.75 - 1.95	13.89 - 15.28
	2023	89,400		4.73 - 58.77		4,170,573		0.12		0.75 - 1.95	31.99 - 33.58
	2022	83,929		32.27 - 44.00		3,132,896		—		0.75 - 1.95	(33.16) - (32.35)
	2021	77,634		48.27 - 65.04		4,292,087		—		0.75 - 1.95	13.24 - 14.61

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.
FINANCIAL HIGHLIGHTS — (Continued)
		As of December 31					For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)		Expense[2] Ratio Lowest to Highest (%)		Total[3] Return Lowest to Highest (%)
BHFTI Invesco Small Cap	2025	772,224		46.42 - 59.16		40,371,363		—		0.95 - 1.95	3.78 - 4.83
Growth Sub-Account	2024	807,696		44.73 - 56.44		40,421,058		—		0.95 - 1.95	14.07 - 15.22
	2023	909,545		39.21 - 46.85		39,665,799		—		0.95 - 1.95	9.74 - 10.62
	2022	871,936		35.73 - 44.19		34,367,420		—		0.95 - 1.95	(36.40) - (35.76)
	2021	765,164		56.18 - 68.79		47,064,073		—		0.95 - 1.95	4.87 - 5.92
BHFTI JPMorgan Core Bond	2025	3,044,203		10.57 - 11.86		34,698,593		3.95		1.15 - 1.95	4.89 - 5.73
Sub-Account	2024	2,861,325		10.08 - 11.23		30,983,725		3.19		1.15 - 1.95	0.06 - 0.87
	2023	2,799,011		10.07 - 11.15		30,054,832		2.80		1.15 - 1.95	3.68 - 4.51
	2022	2,674,701		9.69 - 10.69		27,532,900		2.45		1.15 - 1.95	(14.55) - (13.87)
	2021	2,920,833		11.25 - 12.43		34,982,963		2.31		1.15 - 1.95	(3.36) - (2.59)
BHFTI JPMorgan Global	2025	26,873,065		1.70 - 18.61		49,945,326		2.35		0.90 - 1.95	11.72 - 12.90
Active Allocation	2024	28,794,214		1.52 - 16.55		47,675,021		0.92		0.90 - 1.95	3.24 - 4.33
Sub-Account	2023	32,439,747		1.48 - 15.93		51,698,668		1.76		0.90 - 1.95	8.38 - 9.52
	2022	35,876,372		1.36 - 14.60		52,280,070		2.46		0.90 - 1.95	(19.14) - (18.28)
	2021	39,075,024		1.68 - 17.94		70,080,994		0.48		0.90 - 1.95	7.52 - 8.66
BHFTI JPMorgan Small Cap	2025	99,243		34.89 - 42.09		3,598,518		1.15		0.75 - 1.90	10.37 - 11.30
Value Sub-Account	2024	103,405		31.61 - 37.82		3,391,153		1.68		0.75 - 1.90	7.13 - 8.19
	2023	114,876		29.51 - 34.95		3,510,658		1.36		0.75 - 1.90	11.09 - 12.09
	2022	117,565		26.57 - 31.18		3,225,562		1.14		0.75 - 1.90	(14.84) - (14.15)
	2021	135,026		31.20 - 36.32		4,338,893		1.12		0.75 - 1.90	30.51 - 31.75
BHFTI Loomis Sayles Global	2025	555,270		32.39 - 37.92		19,448,830		0.97		1.15 - 1.95	10.42 - 11.31
Allocation Sub-Account	2024	610,453		29.34 - 34.07		19,271,689		0.85		1.15 - 1.95	10.11 - 11.00
	2023	675,919		26.64 - 30.69		19,296,139		—		1.15 - 1.95	19.85 - 20.81
	2022	721,967		22.23 - 25.40		17,095,364		—		1.15 - 1.95	(24.78) - (24.17)
	2021	752,458		29.55 - 33.50		23,557,056		0.83		1.15 - 1.95	12.05 - 12.95
BHFTI Loomis Sayles Growth	2025	1,095,608		38.67 - 655.69		57,521,145		—		0.75 - 1.95	12.69 - 14.13
Sub-Account	2024	1,266,592		34.11 - 577.98		58,328,163		—		0.75 - 1.95	31.52 - 33.19
	2023	1,543,899		25.78 - 436.57		53,586,977		—		0.75 - 1.95	48.81 - 50.63
	2022	1,904,231		17.22 - 291.56		43,988,393		—		0.75 - 1.95	(29.39) - (28.54)
	2021	1,911,338		24.24 - 410.49		62,332,152		0.07		0.75 - 1.95	15.99 - 17.54
BHFTI MetLife Multi-Index	2025	18,999,281		1.62 - 17.50		35,057,368		0.66		0.90 - 1.95	6.97 - 8.10
Targeted Risk Sub-Account	2024	21,780,959		1.51 - 16.26		37,405,934		2.36		0.90 - 1.95	5.39 - 6.51
	2023	23,975,946		1.43 - 15.32		38,810,608		2.29		0.90 - 1.95	11.63 - 12.81
	2022	26,103,234		1.28 - 13.64		37,616,111		1.77		0.90 - 1.95	(22.61) - (21.80)
	2021	28,930,911		1.66 - 18.41		54,133,667		1.78		0.75 - 1.95	7.60 - 8.90
BHFTI MFS® Research	2025	921,012		24.18 - 41.06		24,439,498		1.72		0.75 - 1.95	20.05 - 21.50
International Sub-Account	2024	1,073,273		20.15 - 33.93		23,590,309		1.64		0.75 - 1.95	0.95 - 2.18
	2023	1,143,211		19.96 - 33.35		24,781,866		1.49		0.75 - 1.95	10.65 - 11.98
	2022	1,280,783		18.04 - 29.92		24,998,786		1.79		0.75 - 1.95	(19.16) - (18.18)
	2021	1,319,738		22.31 - 36.69		31,678,004		0.95		0.75 - 1.95	9.56 - 10.88
BHFTI Morgan Stanley	2025	188,927		49.34 - 66.52		10,512,052		—		0.75 - 1.95	11.00 - 12.34
Discovery Sub-Account	2024	241,762		44.45 - 59.21		12,071,542		—		0.75 - 1.95	36.23 - 37.89
	2023	308,127		32.63 - 42.94		11,233,511		—		0.75 - 1.95	38.15 - 39.81
	2022	319,487		23.62 - 30.71		8,373,705		—		0.75 - 1.95	(63.25) - (62.80)
	2021	221,149		64.26 - 82.57		15,658,926		—		0.75 - 1.95	(12.50) - (11.45)

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.
FINANCIAL HIGHLIGHTS — (Continued)
		As of December 31					For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)		Expense[2] Ratio Lowest to Highest (%)		Total[3] Return Lowest to Highest (%)
BHFTI PanAgora Global	2025	49,742,773		1.28 - 13.95		67,823,870		10.34		0.95 - 1.95	17.53 - 18.71
Diversified Risk	2024	58,027,794		1.09 - 11.79		67,029,844		0.37		0.75 - 1.95	2.09 - 3.33
Sub-Account	2023	65,613,067		1.07 - 11.47		73,852,817		7.73		0.75 - 1.95	2.69 - 3.93
	2022	71,719,313		1.04 - 11.10		78,195,574		16.71		0.75 - 1.95	(27.10) - (26.22)
	2021	4,339,888		1.43 - 15.13		6,608,809		—		0.75 - 1.90	4.39 - 5.60
BHFTI PIMCO Inflation	2025	2,773,662		14.65 - 19.24		44,379,462		0.98		0.75 - 1.95	5.66 - 6.93
Protected Bond Sub-Account	2024	3,090,241		13.87 - 17.99		46,526,078		—		0.75 - 1.95	0.13 - 1.35
	2023	3,224,298		13.85 - 17.75		48,222,981		2.09		0.75 - 1.95	1.59 - 2.82
	2022	3,322,685		13.63 - 17.27		48,728,411		6.26		0.75 - 1.95	(13.58) - (12.53)
	2021	3,589,130		15.78 - 19.74		60,507,516		0.73		0.75 - 1.95	3.38 - 4.63
BHFTI PIMCO Total Return	2025	5,410,035		16.76 - 22.57		100,615,599		5.50		0.75 - 1.95	6.80 - 8.09
Sub-Account	2024	5,793,443		15.69 - 20.88		100,294,489		2.89		0.75 - 1.95	0.43 - 1.66
	2023	6,023,734		15.62 - 20.54		103,324,568		2.88		0.75 - 1.95	4.01 - 5.26
	2022	6,136,560		15.02 - 19.51		100,619,358		2.94		0.75 - 1.95	(16.21) - (15.20)
	2021	6,708,999		17.93 - 23.01		130,688,648		1.81		0.75 - 1.95	(3.30) - (2.13)
BHFTI Schroders Global	2025	15,320,196		1.62 - 17.79		27,081,496		1.44		0.75 - 1.95	7.73 - 9.03
Multi-Asset Sub-Account	2024	17,395,437		1.51 - 16.40		28,375,077		1.74		0.75 - 1.95	7.57 - 8.88
	2023	19,866,402		1.40 - 15.15		29,955,661		1.90		0.75 - 1.95	12.80 - 14.16
	2022	22,386,475		1.24 - 13.34		29,726,905		1.40		0.75 - 1.95	(21.71) - (20.77)
	2021	24,183,311		1.59 - 16.93		40,928,882		0.32		0.75 - 1.95	9.27 - 10.59
BHFTI SSGA Emerging Markets	2025	1,616,479		13.30 - 28.59		23,272,939		1.02		0.75 - 1.95	28.14 - 32.61
Enhanced Index	2024	100,758		10.87 - 11.12		1,110,948		3.06		1.15 - 1.55	9.41 - 9.85
Sub-Account	2023	96,821		9.94 - 10.13		973,498		3.09		1.15 - 1.55	10.78 - 11.22
	2022	90,742		8.97 - 9.11		821,679		2.42		1.15 - 1.55	(21.54) - (21.23)
	2021	65,053		11.43 - 11.56		748,995		1.19		1.15 - 1.55	(1.23) - (0.84)
BHFTI SSGA Growth and	2025	3,294,236		24.10 - 30.73		87,147,558		2.47		0.75 - 1.95	14.52 - 15.90
Income ETF Sub-Account	2024	3,661,815		21.04 - 26.51		84,123,482		2.37		0.75 - 1.95	8.64 - 9.97
	2023	3,956,237		19.37 - 24.11		83,098,775		2.30		0.75 - 1.95	11.78 - 13.12
	2022	4,189,045		17.33 - 21.31		78,281,836		3.01		0.75 - 1.95	(17.01) - (16.01)
	2021	4,329,542		20.88 - 25.38		96,981,286		1.78		0.75 - 1.95	11.19 - 12.53
BHFTI SSGA Growth ETF	2025	1,561,142		27.21 - 34.70		46,807,288		2.01		0.75 - 1.95	16.93 - 18.34
Sub-Account	2024	1,785,550		23.27 - 29.32		45,559,520		2.03		0.75 - 1.95	10.53 - 11.87
	2023	2,005,982		21.05 - 26.21		46,033,493		1.85		0.75 - 1.95	13.52 - 14.89
	2022	2,143,921		18.54 - 22.81		43,083,189		2.76		0.75 - 1.95	(17.50) - (16.50)
	2021	2,260,653		22.48 - 27.32		54,751,208		1.46		0.75 - 1.95	15.33 - 16.73
BHFTI T. Rowe Price Large	2025	366,950		92.76 - 210.87		58,461,354		1.77		0.75 - 1.95	9.89 - 11.22
Cap Value Sub-Account	2024	398,195		84.25 - 189.60		57,071,412		2.04		0.75 - 1.95	8.95 - 10.27
	2023	443,084		76.05 - 171.94		58,050,408		1.87		0.75 - 1.95	7.53 - 8.82
	2022	459,482		70.60 - 158.00		55,541,055		1.60		0.75 - 1.95	(6.98) - (5.86)
	2021	502,926		75.79 - 167.83		64,790,307		1.87		0.75 - 1.95	23.55 - 25.04
BHFTI T. Rowe Price Mid Cap	2025	1,443,436		34.60 - 42.19		55,943,928		—		1.15 - 1.95	1.42 - 2.24
Growth Sub-Account	2024	1,570,816		34.12 - 41.26		59,455,828		—		1.15 - 1.95	7.18 - 8.05
	2023	1,703,606		31.83 - 38.19		59,843,786		—		1.15 - 1.95	17.54 - 18.48
	2022	1,790,394		27.08 - 32.23		53,143,407		—		1.15 - 1.95	(24.02) - (23.42)
	2021	1,809,374		35.64 - 42.09		70,219,983		—		1.15 - 1.95	12.76 - 13.66

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.
FINANCIAL HIGHLIGHTS — (Continued)
		As of December 31					For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)		Expense[2] Ratio Lowest to Highest (%)		Total[3] Return Lowest to Highest (%)
BHFTI Victory Sycamore Mid	2025	255,994		63.74 - 89.61		18,486,438		1.21		0.75 - 1.95	0.32 - 1.53
Cap Value Sub-Account	2024	256,860		63.54 - 88.26		18,430,671		1.23		0.75 - 1.95	7.64 - 8.95
	2023	283,295		59.03 - 81.01		18,802,000		1.43		0.75 - 1.95	7.82 - 9.12
	2022	291,402		54.75 - 74.24		17,809,400		1.65		0.75 - 1.95	(4.57) - (3.43)
	2021	325,975		57.37 - 76.87		20,768,085		1.11		0.75 - 1.95	29.25 - 30.81
BHFTI Western Asset	2025	2,112,050		9.78 - 11.67		22,400,979		3.36		0.75 - 1.95	5.14 - 6.41
Management	2024	2,400,279		9.31 - 10.97		24,071,822		3.04		0.75 - 1.95	(1.73) - (0.53)
Government Income	2023	2,554,029		9.47 - 11.03		25,906,390		2.63		0.75 - 1.95	2.37 - 3.61
Sub-Account	2022	2,816,892		9.25 - 10.64		27,754,339		2.34		0.75 - 1.95	(16.32) - (15.32)
	2021	3,055,180		11.05 - 12.57		35,766,498		2.14		0.75 - 1.95	(3.87) - (2.71)
BHFTII Baillie Gifford	2025	494,835		14.80 - 25.21		10,313,834		0.45		1.30 - 1.95	16.66 - 17.43
International Stock	2024	571,218		12.69 - 21.49		10,209,138		0.60		1.30 - 1.95	2.32 - 3.00
Sub-Account	2023	682,404		12.40 - 20.88		11,922,135		1.04		1.30 - 1.95	16.08 - 16.84
	2022	744,198		10.68 - 17.89		11,036,432		0.84		1.30 - 1.95	(30.19) - (29.73)
	2021	712,522		15.30 - 25.49		14,988,798		0.74		1.30 - 1.95	(2.91) - (2.27)
BHFTII BlackRock Bond	2025	272,065		53.95 - 84.23		17,777,882		5.12		0.75 - 1.90	5.76 - 6.87
Income Sub-Account	2024	281,633		51.01 - 78.82		17,283,621		3.90		0.75 - 1.90	(0.57) - 0.48
	2023	276,616		51.30 - 78.44		16,986,015		2.89		0.75 - 1.90	3.70 - 4.80
	2022	266,694		49.47 - 74.85		15,688,342		2.70		0.75 - 1.90	(15.88) - (15.00)
	2021	273,225		58.81 - 88.05		18,997,191		2.59		0.75 - 1.90	(2.47) - (1.43)
BHFTII BlackRock Capital	2025	169,312		7.63 - 229.00		22,033,568		—		0.75 - 1.90	11.06 - 12.35
Appreciation Sub-Account	2024	165,067		6.84 - 203.84		19,032,802		0.01		0.75 - 1.90	29.49 - 31.00
	2023	188,066		5.25 - 155.60		16,999,105		0.01		0.75 - 1.90	46.81 - 48.50
	2022	208,565		3.56 - 104.79		12,954,595		—		0.75 - 1.90	(38.78) - (38.08)
	2021	174,283		5.79 - 169.22		16,610,613		—		0.75 - 1.90	18.92 - 20.30
BHFTII BlackRock	2025	4,629,828		1.04 - 25.18		37,179,632		4.98		0.75 - 1.95	1.89 - 3.12
Ultra-Short Term Bond	2024	5,348,436		1.02 - 24.51		36,749,072		5.60		0.75 - 1.95	2.79 - 4.04
Sub-Account	2023	6,020,657		0.99 - 23.65		42,384,563		1.44		0.75 - 1.95	2.78 - 4.02
	2022	6,456,867		0.96 - 22.83		44,371,907		—		0.75 - 1.95	(0.77) - 0.43
	2021	6,139,612		0.96 - 22.83		46,921,730		0.08		0.75 - 1.95	(2.37) - (1.19)
BHFTII Brighthouse Asset	2025	737,333		1.21 - 20.55		11,004,354		3.09		0.75 - 1.90	7.19 - 8.43
Allocation 20 Sub-Account	2024	687,051		1.12 - 18.95		9,414,766		2.92		0.75 - 1.90	1.83 - 3.07
	2023	838,117		1.10 - 18.39		11,690,903		3.41		0.75 - 1.95	5.75 - 7.02
	2022	902,168		1.03 - 17.18		11,945,834		3.08		0.75 - 1.95	(14.37) - (13.34)
	2021	861,410		1.20 - 19.83		13,105,640		3.03		0.75 - 1.95	1.68 - 2.91
BHFTII Brighthouse Asset	2025	8,886,387		1.38 - 25.02		174,415,004		2.66		0.75 - 1.95	9.35 - 10.67
Allocation 40 Sub-Account	2024	10,469,628		1.26 - 22.61		190,832,567		2.36		0.75 - 1.95	3.77 - 5.03
	2023	11,697,674		1.21 - 21.52		208,713,924		3.47		0.75 - 1.95	8.39 - 9.70
	2022	12,910,921		1.11 - 19.62		214,540,163		2.57		0.75 - 1.95	(15.50) - (14.48)
	2021	14,048,161		1.31 - 22.94		279,716,525		2.66		0.75 - 1.95	5.35 - 6.62
BHFTII Brighthouse Asset	2025	14,902,609		1.60 - 31.66		376,324,112		2.20		0.75 - 1.95	11.57 - 12.92
Allocation 60 Sub-Account	2024	16,722,308		1.43 - 28.04		380,063,975		1.86		0.75 - 1.95	5.86 - 7.15
	2023	18,601,029		1.34 - 26.17		403,190,789		3.12		0.75 - 1.95	11.40 - 12.74
	2022	20,502,034		1.20 - 23.21		398,629,294		2.14		0.75 - 1.95	(16.96) - (15.96)
	2021	22,078,453		1.44 - 27.62		514,442,119		2.11		0.75 - 1.95	8.76 - 10.08

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.
FINANCIAL HIGHLIGHTS — (Continued)
		As of December 31					For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)		Expense[2] Ratio Lowest to Highest (%)		Total[3] Return Lowest to Highest (%)
BHFTII Brighthouse Asset	2025	10,325,655		1.88 - 38.42		308,299,980		1.67		0.75 - 1.95	13.40 - 14.77
Allocation 80 Sub-Account	2024	11,525,506		1.62 - 33.48		306,151,844		1.37		0.75 - 1.95	8.64 - 9.97
	2023	12,911,724		1.48 - 30.44		314,611,092		3.01		0.75 - 1.95	15.04 - 16.42
	2022	14,113,934		1.28 - 26.15		298,346,941		1.79		0.75 - 1.95	(19.55) - (18.58)
	2021	15,464,361		1.59 - 32.12		406,629,576		1.67		0.75 - 1.95	12.50 - 13.85
BHFTII Brighthouse/Artisan	2025	302,642		31.72 - 85.26		10,499,564		1.10		1.15 - 1.95	(0.39) - 0.41
Mid Cap Value Sub-Account	2024	319,576		31.84 - 84.92		11,067,415		1.04		1.15 - 1.95	2.67 - 3.50
	2023	351,596		31.02 - 82.04		11,821,834		0.63		1.15 - 1.95	15.96 - 16.89
	2022	390,745		26.75 - 70.19		11,294,323		0.70		1.15 - 1.95	(14.52) - (13.83)
	2021	450,461		31.29 - 81.45		15,132,904		0.76		1.15 - 1.95	24.14 - 25.14
BHFTII	2025	119,259		34.56 - 41.04		4,459,235		2.65		0.95 - 1.95	33.23 - 34.57
Brighthouse/Dimensional	2024	124,761		25.94 - 30.50		3,469,653		2.56		0.95 - 1.95	1.08 - 2.10
International Small Company	2023	165,396		25.67 - 29.87		4,518,175		2.31		0.95 - 1.95	11.34 - 12.45
Sub-Account	2022	173,923		23.05 - 26.57		4,247,298		2.33		0.95 - 1.95	(19.29) - (18.48)
	2021	188,151		28.56 - 32.59		5,661,149		1.55		0.95 - 1.95	11.66 - 12.78
BHFTII	2025	1,892,271		2.06 - 154.84		59,514,622		1.29		0.75 - 1.95	5.47 - 7.03
Brighthouse/Wellington Core	2024	2,075,446		1.94 - 144.67		62,868,553		1.31		0.75 - 1.95	6.26 - 7.80
Equity Opportunities	2023	2,153,550		1.82 - 134.21		66,752,088		1.30		0.75 - 1.95	5.32 - 6.86
Sub-Account	2022	2,244,900		1.72 - 125.60		70,228,400		1.31		0.75 - 1.95	(7.13) - (5.79)
	2021	2,403,692		1.85 - 133.31		88,101,053		1.29		0.75 - 1.95	21.71 - 23.50
BHFTII Frontier Mid Cap	2025	244,076		39.21 - 165.55		10,534,637		—		1.15 - 1.95	2.87 - 3.70
Growth Sub-Account	2024	258,454		38.11 - 159.64		10,776,440		0.08		1.15 - 1.95	15.16 - 16.10
	2023	293,216		33.10 - 137.51		10,559,206		—		1.15 - 1.95	15.47 - 16.39
	2022	303,134		28.66 - 118.15		9,392,763		—		1.15 - 1.95	(29.72) - (29.15)
	2021	286,056		40.78 - 45.75		12,498,190		—		1.30 - 1.95	12.17 - 12.91
BHFTII Jennison Growth	2025	1,059,335		36.65 - 106.30		89,563,570		—		0.75 - 1.95	11.52 - 12.87
Sub-Account	2024	1,209,398		32.67 - 94.51		90,724,990		—		0.75 - 1.95	27.47 - 29.02
	2023	1,336,216		25.47 - 73.51		78,061,697		—		0.75 - 1.95	49.92 - 51.73
	2022	1,549,844		16.89 - 48.62		60,088,385		—		0.75 - 1.95	(40.20) - (39.48)
	2021	1,409,992		28.07 - 80.62		90,717,151		—		0.75 - 1.95	14.65 - 16.04
BHFTII Loomis Sayles Small	2025	6,104		97.35 - 103.72		613,429		—		1.70 - 1.90	3.04 - 3.25
Cap Core Sub-Account	2024	6,801		94.47 - 100.45		661,642		—		1.70 - 1.90	9.34 - 9.56
	2023	7,693		86.40 - 91.68		682,355		—		1.70 - 1.90	14.98 - 15.21
	2022	9,302		75.14 - 79.58		716,056		—		1.70 - 1.90	(16.87) - (16.70)
	2021	9,768		90.39 - 95.54		904,077		—		1.70 - 1.90	19.35 - 19.59
BHFTII Loomis Sayles Small	2025	10,918		37.48 - 45.11		439,491		—		0.75 - 1.50	2.19 - 2.95
Cap Growth Sub-Account	2024	12,308		36.68 - 43.82		481,651		—		0.75 - 1.50	12.91 - 13.76
	2023	13,220		32.49 - 38.51		457,983		—		0.75 - 1.50	9.89 - 10.71
	2022	13,366		29.57 - 34.79		420,271		—		0.75 - 1.50	(24.24) - (23.67)
	2021	13,797		39.03 - 45.58		571,469		—		0.75 - 1.50	8.11 - 8.92
BHFTII MetLife Aggregate	2025	1,835,563		1.85 - 19.81		30,021,220		1.71		0.75 - 1.95	4.73 - 5.99
Bond Index Sub-Account	2024	2,107,182		1.75 - 18.69		32,539,152		2.91		0.75 - 1.95	(1.34) - (0.14)
	2023	2,080,030		1.76 - 18.72		32,331,267		2.67		0.75 - 1.95	2.88 - 4.12
	2022	1,993,967		1.69 - 17.98		29,840,192		2.49		0.75 - 1.95	(15.00) - (13.98)
	2021	2,091,257		1.97 - 20.90		36,310,567		2.36		0.75 - 1.95	(4.15) - (2.99)

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.
FINANCIAL HIGHLIGHTS — (Continued)
		As of December 31					For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)		Expense[2] Ratio Lowest to Highest (%)		Total[3] Return Lowest to Highest (%)
BHFTII MetLife Mid Cap	2025	215,271		51.16 - 65.19		12,549,847		0.92		1.00 - 1.95	4.76 - 5.76
Stock Index Sub-Account	2024	232,373		48.83 - 61.64		12,848,408		1.08		1.00 - 1.95	11.07 - 12.14
	2023	254,462		43.97 - 54.96		12,592,095		1.08		1.00 - 1.95	13.53 - 14.61
	2022	249,696		38.73 - 47.96		10,797,641		0.83		1.00 - 1.95	(15.17) - (14.36)
	2021	236,049		45.65 - 56.00		11,895,616		0.87		1.00 - 1.95	21.62 - 22.78
BHFTII MetLife MSCI EAFE®	2025	431,464		2.78 - 26.65		10,431,471		1.60		1.00 - 1.95	28.19 - 29.41
Index Sub-Account	2024	490,813		2.15 - 20.63		9,220,729		2.97		1.00 - 1.95	0.92 - 1.89
	2023	486,069		2.11 - 20.28		8,985,988		2.26		1.00 - 1.95	15.31 - 16.41
	2022	527,562		1.81 - 17.44		8,395,699		3.48		1.00 - 1.95	(16.31) - (15.51)
	2021	541,578		2.14 - 19.97		10,196,923		1.52		1.00 - 1.95	8.22 - 9.25
BHFTII MetLife Russell 2000®	2025	300,734		5.87 - 56.38		15,737,249		0.94		1.00 - 1.95	10.20 - 11.25
Index Sub-Account	2024	314,423		5.28 - 50.75		14,809,918		1.26		1.00 - 1.95	8.72 - 9.76
	2023	350,999		4.81 - 46.31		15,098,496		1.10		1.00 - 1.95	14.22 - 15.31
	2022	335,310		4.17 - 40.22		12,531,329		0.77		1.00 - 1.95	(22.00) - (21.26)
	2021	316,964		5.30 - 51.16		15,078,874		0.78		1.00 - 1.95	11.99 - 13.06
BHFTII MetLife Stock Index	2025	1,683,400		24.08 - 228.20		108,937,083		0.84		1.00 - 1.95	15.02 - 16.12
Sub-Account	2024	1,806,643		20.73 - 196.83		101,366,950		1.08		1.00 - 1.95	21.95 - 23.12
	2023	1,978,977		16.84 - 160.10		90,830,482		1.22		1.00 - 1.95	23.21 - 24.38
	2022	2,096,326		13.54 - 128.91		77,419,177		1.07		1.00 - 1.95	(20.08) - (19.32)
	2021	2,083,501		16.78 - 160.01		95,740,312		1.35		1.00 - 1.95	25.57 - 26.77
BHFTII MFS® Total Return	2025	52,664		33.02 - 137.55		5,426,460		2.62		0.75 - 1.90	8.81 - 10.00
Sub-Account	2024	55,997		28.14 - 125.05		5,287,631		2.40		0.75 - 1.90	5.53 - 6.71
	2023	58,193		26.54 - 117.19		5,215,375		2.01		0.75 - 1.90	8.12 - 9.31
	2022	67,366		24.44 - 107.20		5,553,324		1.62		0.75 - 1.90	(11.52) - (10.54)
	2021	76,609		27.50 - 119.84		7,162,535		1.70		0.75 - 1.90	11.85 - 13.08
BHFTII MFS® Value	2025	499,772		45.81 - 63.70		26,489,142		1.61		0.75 - 1.95	10.82 - 12.16
Sub-Account	2024	555,468		41.34 - 56.79		26,328,550		1.64		0.75 - 1.95	9.48 - 10.82
	2023	620,838		37.76 - 51.25		26,773,104		1.65		0.75 - 1.95	5.78 - 7.05
	2022	646,664		35.70 - 47.87		26,171,943		1.52		0.75 - 1.95	(8.03) - (6.92)
	2021	671,025		38.81 - 51.43		29,380,024		1.37		0.75 - 1.95	22.88 - 24.36
BHFTII Neuberger Berman	2025	208,914		36.53 - 58.47		9,657,726		—		0.75 - 1.95	(6.58) - (5.46)
Genesis Sub-Account	2024	201,920		39.06 - 61.85		9,921,005		—		0.75 - 1.95	6.70 - 7.99
	2023	229,924		36.57 - 57.27		10,568,610		—		0.75 - 1.95	12.98 - 14.34
	2022	242,636		32.34 - 50.08		9,821,648		—		0.75 - 1.95	(20.88) - (19.92)
	2021	285,422		40.83 - 62.55		14,525,048		—		0.75 - 1.95	15.83 - 17.23
BHFTII T. Rowe Price Large	2025	721,083		29.96 - 89.51		52,057,174		—		1.15 - 1.95	13.23 - 14.13
Cap Growth Sub-Account	2024	902,559		26.46 - 78.43		56,086,810		—		1.15 - 1.95	27.46 - 28.49
	2023	1,073,637		20.76 - 61.04		52,589,607		—		1.15 - 1.95	43.72 - 44.86
	2022	1,218,582		14.44 - 42.14		41,326,279		—		1.15 - 1.95	(41.81) - (41.29)
	2021	1,060,820		24.82 - 71.84		60,930,950		—		1.15 - 1.95	17.64 - 18.58
BHFTII T. Rowe Price Small	2025	4,440		64.57 - 72.47		296,163		0.02		1.50 - 1.90	7.93 - 8.36
Cap Growth Sub-Account	2024	5,574		59.83 - 68.76		342,632		—		1.40 - 1.90	11.05 - 11.61
	2023	7,377		53.87 - 61.61		412,215		—		1.40 - 1.90	19.00 - 19.60
	2022	7,602		45.27 - 51.52		356,808		—		1.40 - 1.90	(23.80) - (23.42)
	2021	7,733		59.41 - 67.28		475,763		—		1.40 - 1.90	9.26 - 9.81

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.
FINANCIAL HIGHLIGHTS — (Continued)
		As of December 31					For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)		Expense[2] Ratio Lowest to Highest (%)		Total[3] Return Lowest to Highest (%)
BHFTII VanEck Global	2025	196,558	16.23 - 19.94			3,388,898		2.92		0.75 - 1.95	33.77 - 35.39
Natural Resources	2024	234,953	12.13 - 14.73			3,017,636		2.47		0.75 - 1.95	(4.50) - (3.34)
Sub-Account	2023	241,222	12.70 - 15.24			3,231,231		2.84		0.75 - 1.95	(5.50) - (4.36)
	2022	231,596	13.44 - 15.94			3,271,292		2.45		0.75 - 1.95	5.90 - 7.17
	2021	302,329	12.69 - 14.87			4,017,036		0.98		0.75 - 1.95	16.22 - 17.62
BHFTII Western Asset	2025	1,450,736	4.22 - 48.38			53,484,908		7.51		0.75 - 1.95	6.77 - 8.26
Management Strategic Bond	2024	1,563,511	3.91 - 44.69			53,626,855		7.26		0.75 - 1.95	2.53 - 4.09
Opportunities Sub-Account	2023	1,659,126	3.78 - 42.93			55,243,966		6.43		0.75 - 1.95	7.11 - 8.62
	2022	1,732,011	3.49 - 39.53			53,472,697		5.86		0.75 - 1.95	(18.53) - (17.28)
	2021	1,866,465	4.24 - 47.78			70,323,605		3.67		0.75 - 1.95	0.63 - 2.05
BHFTII Western Asset	2025	1,646,759	15.32 - 20.93			29,868,478		3.73		0.95 - 1.95	4.75 - 5.80
Management U.S. Government	2024	1,767,128	14.63 - 19.78			30,402,644		2.81		0.95 - 1.95	0.11 - 1.12
Sub-Account	2023	1,746,798	14.61 - 19.57			29,788,739		2.09		0.95 - 1.95	2.58 - 3.61
	2022	1,483,860	14.25 - 18.88			24,326,686		1.97		0.95 - 1.95	(10.92) - (10.02)
	2021	1,671,665	15.99 - 20.99			30,424,239		2.50		0.95 - 1.95	(3.66) - (2.70)
BlackRock Global Allocation	2025	198,024	34.30 - 37.48			7,178,493		4.16		1.15 - 1.55	17.67 - 18.14
V.I. Sub-Account	2024	211,823	29.15 - 31.72			6,509,132		1.48		1.15 - 1.55	7.24 - 7.67
	2023	210,146	27.18 - 29.46			6,005,839		2.60		1.15 - 1.55	10.76 - 11.21
	2022	198,414	24.54 - 26.49			5,106,643		—		1.15 - 1.55	(17.36) - (17.03)
	2021	179,596	29.70 - 31.07			5,579,066		0.91		1.30 - 1.55	4.78 - 5.04
Fidelity® VIP Contrafund®	2025	2,232,973	3.15 - 276.56			24,675,581		0.03		0.95 - 1.85	19.15 - 20.23
Sub-Account	2024	2,393,261	2.64 - 230.02			23,333,581		0.07		0.95 - 1.85	31.16 - 32.36
	2023	2,418,923	2.01 - 173.79			20,405,274		0.34		0.95 - 1.85	30.90 - 32.08
	2022	2,405,198	1.53 - 131.57			17,299,560		0.37		0.95 - 1.85	(27.73) - (27.08)
	2021	1,819,064	2.12 - 180.43			24,440,517		0.05		0.95 - 1.85	25.37 - 26.50
Fidelity® VIP	2025	87	187.76		16,410		1.64		1.50		16.98
Equity-Income Sub-Account	2024	92	160.50		14,715		1.59		1.50		13.33
	2023	96	141.62		13,608		1.65		1.50		8.74
	2022	108	130.24			14,071		1.65		1.50	(6.65)
	2021	117	139.52			16,364		1.62		1.50	22.75
Fidelity® VIP Mid Cap	2025	87,108	125.35 - 151.45			11,720,130		0.24		0.95 - 1.65	9.66 - 10.43
Sub-Account	2024	96,903	114.30 - 137.14			11,839,935		0.33		0.95 - 1.65	15.24 - 16.06
	2023	113,470	99.18 - 118.17			11,994,291		0.39		0.95 - 1.65	12.93 - 13.72
	2022	118,419	87.83 - 103.91			11,059,110		0.26		0.95 - 1.65	(16.36) - (15.77)
	2021	130,081	105.00 - 123.36			14,493,913		0.34		0.95 - 1.65	23.26 - 24.12
FTVIPT Franklin Income VIP	2025	187,864	84.57 - 117.93			17,917,776		4.98		0.95 - 1.85	10.50 - 11.49
Sub-Account	2024	211,182	76.54 - 105.77			18,157,329		5.19		0.95 - 1.85	5.22 - 6.18
	2023	215,573	72.74 - 99.61			17,542,530		5.12		0.95 - 1.85	6.64 - 7.60
	2022	217,635	68.21 - 92.58			16,476,647		4.75		0.95 - 1.85	(7.20) - (6.37)
	2021	241,149	73.51 - 98.87			19,608,039		4.62		0.95 - 1.85	14.62 - 15.65
FTVIPT Franklin Mutual	2025	38,465	47.06 - 57.72			1,940,808		1.93		0.95 - 1.65	9.69 - 10.46
Shares VIP Sub-Account	2024	47,558	42.90 - 52.25			2,190,142		1.97		0.95 - 1.65	9.44 - 10.21
	2023	52,963	39.20 - 47.41			2,224,678		1.92		0.95 - 1.65	11.61 - 12.39
	2022	57,689	35.12 - 42.18			2,170,096		1.79		0.95 - 1.65	(8.94) - (8.30)
	2021	65,286	38.57 - 46.00			2,686,509		2.83		0.95 - 1.65	17.22 - 18.04

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.
FINANCIAL HIGHLIGHTS — (Continued)
		As of December 31					For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)		Expense[2] Ratio Lowest to Highest (%)		Total[3] Return Lowest to Highest (%)
FTVIPT Franklin Small Cap	2025	89,513		3.03 - 68.36		3,015,471		1.10		0.95 - 1.55	6.00 - 6.64
Value VIP Sub-Account	2024	98,406		2.84 - 64.33		3,039,394		0.94		0.95 - 1.55	9.97 - 10.64
	2023	110,592		2.57 - 58.35		3,043,269		0.53		0.95 - 1.55	11.02 - 11.68
	2022	115,849		2.30 - 52.43		2,751,742		0.96		0.95 - 1.55	(11.45) - (10.91)
	2021	129,320		23.82 - 59.06		3,489,074		1.00		0.95 - 1.55	23.44 - 24.18
FTVIPT Templeton Foreign	2025	319,816		19.74 - 51.80		10,153,047		2.33		1.30 - 1.90	26.76 - 27.71
VIP Sub-Account	2024	367,751		15.54 - 40.62		9,221,988		2.40		1.30 - 1.90	(2.88) - (2.19)
	2023	366,631		15.95 - 41.57		9,464,516		3.21		1.30 - 1.90	18.49 - 19.41
	2022	433,024		13.43 - 34.87		9,492,173		3.03		1.30 - 1.90	(9.34) - (8.67)
	2021	477,665		14.78 - 38.23		11,647,608		1.81		1.30 - 1.90	2.20 - 2.98
FTVIPT Templeton Global	2025	362,595		15.16 - 17.83		5,758,471		—		0.95 - 1.55	13.95 - 14.64
Bond VIP Sub-Account	2024	388,709		13.31 - 15.55		5,403,167		—		0.95 - 1.55	(12.75) - (12.22)
	2023	370,600		15.25 - 17.72		5,893,915		—		0.95 - 1.55	1.31 - 1.91
	2022	372,093		15.05 - 17.39		5,828,771		—		0.95 - 1.55	(6.41) - (5.85)
	2021	425,295		16.09 - 18.47		7,114,458		—		0.95 - 1.55	(6.45) - (5.89)
Invesco V.I. Equity and	2025	303,831		40.09 - 46.98		12,881,202		1.85		0.95 - 1.65	10.68 - 11.45
Income Sub-Account	2024	339,178		36.22 - 42.16		12,955,567		1.60		0.95 - 1.65	10.06 - 10.84
	2023	360,907		32.91 - 38.03		12,490,244		1.76		0.95 - 1.65	8.44 - 9.20
	2022	379,754		30.35 - 34.83		12,081,549		1.39		0.95 - 1.65	(9.22) - (8.58)
	2021	447,558		33.43 - 38.10		15,671,333		1.59		0.95 - 1.65	16.41 - 17.23
Invesco V.I. EQV	2025	132,739		20.98 - 53.46		6,124,006		1.16		0.95 - 1.55	14.44 - 15.13
International Equity	2024	149,292		18.26 - 46.44		6,015,221		1.50		0.95 - 1.55	(1.21) - (0.61)
Sub-Account	2023	162,327		18.40 - 46.72		6,618,856		—		0.95 - 1.55	16.06 - 16.76
	2022	181,001		15.80 - 40.02		6,357,051		1.42		0.95 - 1.55	(19.76) - (19.27)
	2021	188,793		19.61 - 49.57		8,243,783		1.05		0.95 - 1.55	3.98 - 4.61
Invesco V.I. Main Street	2025	48,817		59.93 - 69.42		3,066,811		0.23		0.95 - 1.55	6.77 - 7.41
Small Cap® Sub-Account	2024	53,469		56.13 - 64.62		3,136,071		—		0.95 - 1.55	10.66 - 11.33
	2023	59,503		50.72 - 58.05		3,147,213		0.93		0.95 - 1.55	16.01 - 16.71
	2022	61,532		43.72 - 49.74		2,800,129		0.24		0.95 - 1.55	(17.33) - (16.84)
	2021	71,486		52.89 - 59.80		3,929,067		0.18		0.95 - 1.55	20.38 - 21.11
Janus Henderson Global	2025	281,121		1.39 - 1.40		390,632		0.25		1.30 - 1.50	15.52 - 15.75
Sustainable Equity	2024	312,907		1.20 - 1.21		376,430		0.12		1.30 - 1.50	9.34 - 9.56
Sub-Account	2023	78,835		1.10		86,921		0.78		1.30	21.65
(Commenced 4/29/2022)	2022	13,314		0.91		12,066		0.56		1.30	(8.12)
LMPVET ClearBridge Variable	2025	4,581,722		2.55 - 182.05		27,508,460		0.40		0.95 - 1.90	12.34 - 13.41
Appreciation Sub-Account	2024	4,780,458		2.27 - 160.52		28,682,966		0.66		0.95 - 1.90	20.33 - 21.49
	2023	4,682,602		1.89 - 132.13		25,468,479		0.88		0.95 - 1.90	17.46 - 18.58
	2022	4,123,288		1.60 - 111.43		22,295,200		0.96		0.95 - 1.90	(14.09) - (13.27)
	2021	3,911,044		1.87 - 128.49		28,433,313		0.56		0.95 - 1.90	21.33 - 22.49
LMPVET ClearBridge Variable	2025	274,333		38.86 - 61.96		15,075,486		1.86		0.95 - 1.90	10.40 - 11.40
Dividend Strategy	2024	312,432		35.10 - 55.62		15,497,356		1.15		0.95 - 1.90	14.53 - 15.58
Sub-Account	2023	318,246		30.56 - 48.12		13,704,066		1.98		0.95 - 1.90	11.93 - 12.93
	2022	329,666		27.22 - 42.61		12,615,091		1.21		0.95 - 1.90	(9.91) - (9.10)
	2021	356,164		30.13 - 46.88		15,070,095		1.31		0.95 - 1.90	24.29 - 25.42

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.
FINANCIAL HIGHLIGHTS — (Continued)
		As of December 31					For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)		Expense[2] Ratio Lowest to Highest (%)		Total[3] Return Lowest to Highest (%)
LMPVET ClearBridge Variable	2025	3,782		1.01 - 86.84		311,747		—		1.00 - 1.90	1.07 - 7.00
Large Cap Growth	2024	5,627		72.94 - 77.97		435,766		—		1.65 - 1.90	25.46 - 25.78
Sub-Account	2023	4,707		58.14 - 61.99		289,340		—		1.65 - 1.90	41.32 - 41.68
	2022	5,213		41.14 - 45.41		226,074		—		1.50 - 1.90	(33.52) - (33.25)
	2021	5,141		61.88 - 68.03		335,131		—		1.50 - 1.90	19.65 - 20.13
LMPVET ClearBridge Variable	2025	2,414		47.24 - 50.65		118,388		1.13		1.65 - 1.90	8.12 - 8.39
Large Cap Value Sub-Account	2024	2,601		43.69 - 46.73		118,263		1.05		1.65 - 1.90	6.03 - 6.30
	2023	5,788		41.21 - 43.96		244,753		1.30		1.65 - 1.90	12.93 - 13.22
	2022	5,918		36.49 - 40.31		221,468		1.30		1.50 - 1.90	(8.19) - (7.82)
	2021	6,536		39.74 - 42.19		266,467		1.02		1.65 - 1.90	23.84 - 24.14
LMPVET ClearBridge Variable	2025	2,179,320		1.83 - 68.83		6,901,049		—		0.95 - 1.90	7.18 - 8.20
Small Cap Growth	2024	2,199,578		1.71 - 63.61		6,967,637		—		0.95 - 1.90	2.52 - 3.51
Sub-Account	2023	2,085,644		1.67 - 61.46		6,746,598		—		0.95 - 1.90	6.37 - 7.38
	2022	1,789,993		1.57 - 57.23		5,865,900		—		0.95 - 1.90	(30.18) - (29.52)
	2021	1,401,886		2.24 - 81.20		7,585,002		—		0.95 - 1.90	10.49 - 11.55
LMPVET Franklin Multi-Asset	2025	25,011		37.25 - 45.61		978,579		2.60		0.95 - 1.65	10.91 - 11.69
Variable Conservative Growth	2024	27,399		33.59 - 40.84		965,399		2.51		0.95 - 1.65	9.95 - 10.72
Sub-Account	2023	31,082		30.55 - 36.88		996,152		2.23		0.95 - 1.65	12.76 - 13.55
	2022	37,439		27.09 - 32.48		1,064,087		1.97		0.95 - 1.65	(15.58) - (14.98)
	2021	45,437		32.09 - 38.21		1,532,607		3.11		0.95 - 1.65	9.64 - 10.41
LMPVET Franklin Multi-Asset	2025	25,234		43.48 - 47.42		1,133,372		1.98		1.35 - 1.65	14.66 - 15.00
Variable Growth Sub-Account	2024	27,574		37.92 - 41.24		1,081,750		1.89		1.35 - 1.65	15.70 - 16.05
	2023	32,100		32.78 - 35.53		1,093,380		1.15		1.35 - 1.65	17.62 - 17.98
	2022	36,335		27.87 - 30.12		1,053,702		3.10		1.35 - 1.65	(16.19) - (15.94)
	2021	38,862		33.25 - 35.83		1,342,903		4.13		1.35 - 1.65	18.72 - 19.08
LMPVET Franklin Multi-Asset	2025	861		39.38		33,898		2.12		1.65	12.98
Variable Moderate Growth	2024	862		34.86 - 36.35		30,032		1.57		1.50 - 1.65	13.55 - 13.72
Sub-Account	2023	1,083		30.70 - 31.96		33,525		1.84		1.50 - 1.65	15.89 - 16.06
	2022	1,084		26.49 - 27.54		28,956		1.78		1.50 - 1.65	(15.76) - (15.63)
	2021	1,152		31.44 - 32.64		36,572		3.96		1.50 - 1.65	14.76 - 14.93
LMPVIT Western Asset	2025	3,484,096		1.20 - 35.91		7,200,245		6.30		0.95 - 1.90	7.89 - 8.92
Variable Global High Yield	2024	3,496,375		1.11 - 32.97		7,341,662		6.35		0.95 - 1.90	5.03 - 6.04
Bond Sub-Account	2023	3,021,205		1.06 - 31.09		6,818,309		5.42		0.95 - 1.90	8.19 - 9.22
	2022	2,730,418		0.98 - 28.47		6,316,832		6.39		0.95 - 1.90	(15.34) - (14.54)
	2021	2,450,122		1.15 - 33.31		7,621,275		4.48		0.95 - 1.90	(0.58) - 0.37
PIMCO VIT High Yield	2025	2,318		29.40 - 31.07		68,882		6.27		1.30 - 1.50	7.33 - 7.55
Sub-Account	2024	2,878		27.39 - 28.89		80,127		5.83		1.30 - 1.50	5.28 - 5.49
	2023	2,841		26.01 - 27.38		75,058		5.66		1.30 - 1.50	10.55 - 10.77
	2022	2,903		23.53 - 24.72		69,319		5.04		1.30 - 1.50	(11.62) - (11.44)
	2021	3,064		26.62 - 27.92		82,769		4.45		1.30 - 1.50	2.09 - 2.29
PIMCO VIT Low Duration	2025	2,565		15.27 - 15.65		39,498		3.94		1.40 - 1.50	3.95 - 4.06
Sub-Account	2024	2,699		14.69 - 15.04		39,980		3.98		1.40 - 1.50	2.93 - 3.03
	2023	2,758		14.28 - 14.60		39,684		3.59		1.40 - 1.50	3.41 - 3.52
	2022	2,835		13.80 - 14.11		39,450		1.68		1.40 - 1.50	(7.14) - (7.05)
	2021	2,856		14.87 - 15.17		42,782		0.52		1.40 - 1.50	(2.40) - (2.30)

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
NOTES TO THE FINANCIAL STATEMENTS — (Concluded)

8.
FINANCIAL HIGHLIGHTS — (Concluded)
		As of December 31					For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)		Expense[2] Ratio Lowest to Highest (%)		Total[3] Return Lowest to Highest (%)
Putnam VT Sustainable	2025	17,158		37.37		641,184		0.86		1.40	9.45
Leaders Sub-Account	2024	16,799		34.14		573,555		0.37		1.40	21.61
	2023	16,670		28.08		468,025		0.74		1.40	24.66
	2022	16,326		22.52		367,684		0.82		1.40	(23.79)
	2021	16,128		29.55		476,628		0.33		1.40	22.12
Victory Pioneer Mid Cap	2025	17,836		81.10 - 96.10		1,547,157		1.79		1.10 - 1.65	9.04 - 9.64
Value VCT Sub-Account	2024	22,670		74.37 - 91.66		1,784,624		1.70		0.95 - 1.65	8.82 - 9.59
	2023	24,774		68.35 - 83.64		1,793,403		1.70		0.95 - 1.65	10.37 - 11.15
	2022	25,894		61.92 - 75.25		1,694,835		1.38		0.95 - 1.65	(7.42) - (6.77)
	2021	29,537		66.89 - 80.72		2,088,943		0.72		0.95 - 1.65	27.26 - 28.15
1
These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying fund, portfolio, or series net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund, portfolio, or series in which the Sub-Account invests. The investment income ratio is calculated as a weighted average ratio since the Sub-Account may invest in two or more share classes, within the underlying fund, portfolio, or series of the Trusts which may have unique investment income ratios.
2
These amounts represent annualized contract expenses of each of the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund, portfolio, or series have been excluded.
3
These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, portfolio, or series and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Sub-Account.
4
During 2021 and 2024, the Separate Account effectuated a 1-for‑10 unit change to certain contract owners in the American Funds® Growth Sub-Account, resulting in a broader range of unit values. The unit value and number of units outstanding for the impacted contract owners were retroactively adjusted to reflect this change in each period presented. There was no change to the total net assets of the fund or to any contract owner’s investment in the fund for any period presented.

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Brighthouse Life Insurance Company of NY
(An Indirect Subsidiary of Brighthouse Financial, Inc. December 31, 2025 and 2024)

Index to Statutory Basis Financial Statements

1

Deloitte & Touche LLP

650 S Tryon Street

Suite 1800 Charlotte, NC 28202

USA

Tel: +1 704 887 1500

Fax: +1 704 887 1570

www.deloitte.com

INDEPENDENT AUDITOR’S REPORT

To the Board of Directors and Stockholder of
Brighthouse Life Insurance Company of NY:

Opinions

We have audited the statutory-basis financial statements of Brighthouse Life Insurance Company of NY (a wholly-owned subsidiary of Brighthouse Life Insurance Company, which is an indirect subsidiary of Brighthouse Financial, Inc.) (the “Company”), which comprise the statutory-basis statements of admitted assets, liabilities and capital and surplus as of December 31, 2025 and 2024, and the related statutory-basis statements of operations and changes in capital and surplus, and statements of cash flow for the years then ended, and the related notes to the statutory-basis financial statements (collectively referred to as the “statutory-basis financial statements”).

Unmodified Opinion on Statutory-Basis of Accounting

In our opinion, the accompanying statutory-basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flow for the years then ended, in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services described in Note 1.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory-basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2025 and 2024, or the results of its operations or its cash flow for the years then ended.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the New York State Department of Financial Services. The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is

2

also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory-basis financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the statutory-basis financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the statutory-basis financial statements are issued.

Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements

Our objectives are to obtain reasonable assurance about whether the statutory-basis financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory-basis financial statements.

In performing an audit in accordance with GAAS, we:

•
Exercise professional judgment and maintain professional skepticism throughout the audit.
•
Identify and assess the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory-basis financial statements.
•
Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.
•
Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory-basis financial statements.
•
Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

Report on Supplemental Schedules

Our 2025 audit was conducted for the purpose of forming an opinion on the 2025 statutory-basis financial statements as a whole. The supplemental schedule of selected financial data, the supplemental schedule of investment risks interrogatories, the supplemental summary investment schedule, and the supplemental schedule of reinsurance contracts with risk-limiting features as of and for the year ended December 31, 2025, are presented for purposes of additional analysis and are not a required part of the 2025 statutory-basis financial statements. These schedules are the responsibility of the Company’s management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. Such schedules have been subjected to the auditing procedures applied in our audit of the 2025 statutory-basis financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, such schedules are fairly stated in all material respects in relation to the 2025 statutory-basis financial statements as a whole.

April 6, 2026

3

Brighthouse Life Insurance Company of NY
Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus

December 31, 2025 and 2024

(In millions, except share data)

2025	2024
Admitted Assets
Bonds	$1,527	$1,691
Preferred stocks	1	1
Mortgage loans	161	186
Cash, cash equivalents and short-term investments	224	163
Derivative assets	282	235
Other invested assets	41	49
Total invested assets	2,236	2,325
Investment income due and accrued	12	14
Premiums and annuity considerations deferred and uncollected	2	2
Reinsurance recoverable	501	364
Net deferred tax asset	11	27
Current Federal income tax recoverable	—	4
Other assets	46	16
Total assets excluding Separate Accounts	2,808	2,752
Separate Account assets	11,050	10,039
Total Admitted Assets	$13,858	$12,791
Liabilities and Capital and Surplus
Liabilities
Reserves for life insurance and annuities	$847	$964
Liability for deposit-type contracts	15	13
Other policy liabilities	422	363
Asset valuation reserve	59	54
Derivative liabilities	13	10
Payable for collateral under securities loaned and other transactions	55	112
Net transfers to (from) Separate Accounts due and accrued	55	(15)
Funds held under reinsurance treaties	378	399
Other liabilities	179	154
Total liabilities excluding Separate Accounts	2,023	2,054
Separate Account liabilities	11,050	10,038
Total Liabilities	13,073	12,092
Capital and Surplus
Capital stock (par value $10 per share, 200,000 shares authorized, issued and outstanding)	2	2
Other than special surplus fund reserve	452	502
Paid-in surplus	670	670
Special surplus fund reserve	35	7
Unassigned surplus (deficit)	(374)	(482)
Total Capital and Surplus	785	699
Total Liabilities and Capital and Surplus	$13,858	$12,791

See accompanying notes to statutory financial statements

4

Brighthouse Life Insurance Company of NY

Statutory Statements of Operations and Changes in Capital and Surplus
For the Years Ended December 31, 2025 and 2024

(In millions)

2025	2024
Income
Premiums and annuity considerations	$144	$123
Considerations for supplementary contracts and dividend accumulations	14	8
Net investment income	73	84
Reserve adjustments on reinsurance ceded	288	368
Other income (loss)	(231)	(349)
Total income	288	234
Benefits and Expenses
Benefit payments	281	234
Changes to reserves, deposit funds and other policy liabilities	(97)	53
Insurance expenses and taxes (other than Federal income and capital gains taxes)	154	137
Net transfers to (from) Separate Accounts	(187)	(58)
Total benefits and expenses before Federal income tax	151	366
Gain (loss) from operations before Federal income tax	137	(132)
Federal income tax expense (benefit) (excluding income tax on capital gains and losses)	33	(3)
Gain (loss) from operations	104	(129)
Net realized capital gains (losses), net of Federal income tax and interest maintenance reserve transfer	6	9
Net Income (Loss)	110	(120)
Changes in Capital and Surplus
Change in General Account net unrealized capital gains (losses)	40	53
Change in net deferred income tax	22	36
Change in nonadmitted assets	(27)	(28)
Change in asset valuation reserve	(5)	(9)
Change in surplus as a result of reinsurance	—	(554)
Other — net	(54)	502
Net Change in Capital and Surplus	86	(120)
Capital and Surplus at Beginning of Year	699	819
Capital and Surplus at End of Year	$785	$699

See accompanying notes to statutory financial statements

5

Brighthouse Life Insurance Company of NY

Statutory Statements of Cash Flow
For the Years Ended December 31, 2025 and 2024

(In millions)

2025	2024
Cash from operations
Premiums and annuity considerations, net of reinsurance, received	$339	$(1,608)
Net investment income received	76	84
Other income (loss) received	229	3,763
Total receipts	644	2,239
Benefits paid (other than dividends)	18	2,378
Insurance expenses and taxes paid (other than Federal income and capital gains taxes)	194	(47)
Net transfers to (from) Separate Accounts	319	670
Federal income tax paid (recovered) (net of tax on capital gains and losses)	(5)	(1)
Total payments	526	3,000
Net cash provided by (used in) operations	118	(761)
Cash from investments
Proceeds from invested assets sold, matured or repaid	228	352
Cost of invested assets acquired	(214)	(68)
Net cash provided by (used in) investments	14	284
Cash from financing and other sources
Net change in deposit-type contracts	2	(1)
Other-net	(73)	399
Net cash provided by (used in) financing and other sources	(71)	398
Net change in cash, cash equivalents and short-term investments:	61	(79)
Cash, cash equivalents and short-term investments:
Beginning of year	163	242
End of year	$224	$163
Supplemental disclosures of cash flow information for non-cash transactions:
Reinsurance settlement to premiums ceded, asset in kind transfer out	$119	$2,546
Bonds, asset in kind transfer out	$99	$—
Surrenders benefits, asset in kind transfer out	$81	$—
Modified coinsurance, asset in kind transfer out	$72	$—
Annuity Benefits, asset in kind transfer out	$6	$—
Commissions, asset in kind transfer in	$4	$119
Intercompany Cash and Interest	$1	$—
Transfer of bonds to preferred stocks	$1	$—
Modified coinsurance, asset in kind transfer in	$—	$2,468
Bonds, asset in kind transfer in	$—	$96
Surrenders benefits, asset in kind transfer in	$—	$51
Death benefits, asset in kind transfer in	$—	$6

See accompanying notes to statutory financial statements

6

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements
For the Years Ended December 31, 2025 and 2024

Note 1 — Summary of Significant Accounting Policies

Business

Brighthouse Life Insurance Company of NY (the “Company”), is a wholly-owned subsidiary of Brighthouse Life Insurance Company (“Brighthouse Insurance”), which is an indirect subsidiary of Brighthouse Financial, Inc. (“Brighthouse”) a Delaware corporation. The Company is domiciled in the State of New York (“New York”) and is only licensed to transact insurance business therein, and is subject to regulation by New York. The Company markets or administers traditional life and universal life insurance; as well as variable, fixed, index-linked, and income annuity products to individuals.

Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

On November 6, 2025, Brighthouse entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Aquarian Holdings VI L.P., a Delaware limited partnership (“Aquarian Parent”), Aquarian Beacon Merger Sub Inc., a Delaware corporation and an indirect wholly-owned subsidiary of Aquarian Parent (“Merger Sub”), and Aquarian Holdings LLC, a Delaware limited liability company, solely for the purpose of certain provisions, pursuant to which, at the closing of the transactions contemplated by the Merger Agreement, Merger Sub will merge with and into Brighthouse, with Brighthouse surviving as a wholly owned subsidiary of Aquarian Parent (the “Merger”).

The Merger Agreement was adopted by stockholders at the special meeting held on February 12, 2026, and the applicable waiting period under the Hart-Scott Rodino Antitrust Improvement Act of 1976, as amended, has expired. The Merger is expected to close in 2026. However, the completion of the Merger remains subject to the satisfaction or waiver of certain other customary conditions, including receipt of insurance regulatory approvals.

Basis of Presentation

The accompanying financial statements have been prepared on the basis of accounting practices prescribed or permitted by the New York Department of Financial Services (the “Department” or “NYDFS”). The Department requires that insurance companies domiciled in New York prepare their statutory financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”) as modified by the Department. NAIC SAP adjusted for these differences is referred to in these statutory financial statements as New York Statutory Accounting Principles (“NY SAP”).

For variable and certain index-linked annuities, under NAIC SAP, reserves are determined based on the requirements of the NAIC Valuation Manual Section 21 (“VM‑21”). Under NY SAP, reserves are equal to the greater of the amount determined under VM‑21 and the amount determined under New York Regulation 213 (“Reg 213”).

For Life Insurance policies issued since 2020, under NAIC SAP, reserves are determined based on the requirements of the NAIC Valuation Manual Section 20 (“VM‑20”). Under NY SAP, reserves are equal to the greater of the amount determined under VM‑20 and the amount determined under New York Regulation 213 (“Reg 213”).

For deferred annuities, under NAIC SAP, reserves are determined under the NAIC model standard valuation law (referred to as curtate Commissioners’ Annuity Reserve Valuation Method (“CARVM”)).

Under NY SAP, deferred annuity reserves are computed as described by the New York valuation law (referred to as continuous CARVM).

Under NYDFS Circular Letter No. 11 (2010), ceded reserves are reduced by the deferred premium asset proportional to the amount ceded. Under NAIC SAP, there is no such specific requirement.

7

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2025 and 2024

A reconciliation of the Company’s net income (loss) for the years ended December 31 and capital and surplus at December 31 between NY SAP and NAIC SAP is shown below (in millions):

		For the Years Ended December 31,
	SSAP Number (1)	2025	2024
Net income (loss), NY SAP			$110	$(120)
State prescribed practices:
Deferred annuities using continuous CARVM	51		—	—
Variable annuities in excess of NY Reg 213 standard scenario over VM 21 stochastic reserves	51		(3)	—
NYSDFS Circular Letter No. 11 (2010) impact on deferred premiums	61		2	—
NYSDFS Seventh Amendment to Regulation No. 172 impact on admitted unearned reinsurance premium	61		(11)	—
State permitted practices: NONE		—		—
Net income, NAIC SAP			$98	$(120)
		December 31,
	SSAP Number	2025	2024
Statutory capital and surplus, NY SAP			$785	$699
State prescribed practices:
Deferred annuities using continuous CARVM	51		1	1
Variable annuities in excess of NY Reg 213 standard scenario over VM 21 stochastic reserves	51		—	3
NYSDFS Circular Letter No. 11 (2010) impact on deferred premiums	61		—	(2)
NYSDFS Seventh Amendment to Regulation No. 172 impact on admitted unearned reinsurance premium	61		(1)	9
State permitted practices: NONE		—	—
Statutory capital and surplus, NAIC SAP			$785	$710
(1)
Statement of Statutory Accounting Principles (“SSAP”)

The Company’s risk-based capital (“RBC”) would not have triggered a regulatory event without the use of the state prescribed practices referenced in the table above.

NY SAP comprises a basis of accounting which differs from generally accepted accounting principles (“GAAP”). The more significant differences are as follows:

•
Policy acquisition costs are charged to expense as incurred under NY SAP; whereas under GAAP, certain policy acquisition costs are deferred and amortized over the estimated lives of the contracts in a manner that approximates a straight-line basis over the expected life of the related contracts;
•
Insurance reserves are determined using prescribed factors for mortality, lapses and interest without consideration of company experience, or using a principles based reserve method equal to the higher of reserves using prescribed factors and reserves that consider a wide range of future economic conditions, as well as, company experience. Under GAAP, reserves are determined based upon best estimates as of the date the policy is issued, or the account value plus a reserve for additional benefits, that is either based on current assumptions or measured at fair value with an adjustment for non-performance risk;
•
Certain assets designated as “nonadmitted assets” are excluded from the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus by direct charges to unassigned surplus (deficit), including a portion of deferred income tax assets (“DTA”) and negative Interest Maintenance Reserve (“IMR”) balances;

8

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2025 and 2024

•
Contracts that have any mortality and morbidity risk, regardless of significance, and contracts with life contingent annuity purchase rate guarantees are classified as insurance contracts and amounts received under these contracts are reported as revenue for NY SAP; whereas under GAAP, for contracts that do not subject the Company to significant risks arising from mortality or morbidity, amounts received are reported as increases to policyholder account balances;
•
Certain reinsurance agreements are accounted for as reinsurance under both NY SAP and GAAP if certain risk transfer provisions are met. The risk transfer provisions in GAAP differ from the risk transfer provisions under NY SAP. Under GAAP, the reinsurer must assume significant insurance risk and have a reasonable possibility of realizing a significant loss from the transaction. NY SAP requires the reinsurer to assume all of certain risks deemed to be significant, regardless of the significance of loss potential. Assets and liabilities as a result of reinsurance transactions are netted under NY SAP but are reported gross under GAAP. Ceding commissions received in conjunction with reinsurance transactions are reported as revenue under NY SAP but are reported as a reduction of commission expense under GAAP;
•
A liability is established when the reserves ceded to an unauthorized reinsurer exceed the eligible collateral supporting the reserves. Changes to these amounts are credited or charged directly to unassigned surplus (deficit). Under GAAP, no such liability is required;
•
Investments in bonds and preferred stocks are generally carried at amortized cost under NY SAP. Under GAAP, investments in bonds and preferred stocks have one of three classifications. Those classified as held-to-maturity are carried at amortized cost, those classified as available-for-sale are carried at estimated fair value with adjustments for changes in estimated fair value recorded as a component of equity and those classified as trading are carried at estimated fair value with adjustments for changes in estimated fair value recorded through earnings;
•
Investments in mortgage loans that are impaired are reported at the estimated fair value of the underlying collateral less estimated costs to obtain and sell such collateral with an offset to loan specific valuation allowance recorded in net unrealized gains and (losses). If the estimated fair value of the impaired loan subsequently increases, the mortgage loan’s carrying value is adjusted to reflect this increase in value through a decrease in loan specific valuation allowance. Under GAAP, impaired mortgage loans may also be assessed using observable market price or discounted cash flow (“DCF”) methodologies using the loan’s original effective interest rate. If the value of the impaired mortgage loan subsequently increases, under GAAP, the mortgage loan’s carrying value may be adjusted to reflect this increase, through a decrease in a specific valuation allowance;
•
The Company establishes a general valuation allowance when the amount of the loan loss contingency is greater than the mortgage component of the asset valuation reserve (“AVR”). The amount recorded is the excess of the loss contingency amount over the mortgage component of the AVR, with an offset to net unrealized capital gains and (losses). Under GAAP, the required allowance for credit losses is recorded as a reduction to net carrying value with an offset to realized gains and losses;
•
An AVR liability is established, based upon a formula prescribed by the NAIC, to offset potential credit-related investment losses on all invested assets. Changes in the AVR are charged or credited directly to surplus. Under GAAP, no such reserve is required;
•
An IMR is established to capture realized gains and losses, net of income tax, on the sale of fixed income investments, principally bonds and mortgage loans, resulting from changes in the general level of interest rates, and is amortized into net investment income over the remaining years to expected maturity of the assets sold; whereas under GAAP, available-for-sale bonds and mortgage loan gains and losses on disposal are reported in earnings in the period that the assets are sold;
•
Most derivatives that do not meet the criteria for hedge accounting are carried at estimated fair value with changes in their estimated fair value reported in changes in capital and surplus. Under GAAP, if a derivative does not qualify for hedge accounting, changes in the estimated fair value of the derivative are generally reported in net derivative gains (losses), a component of net income. An embedded derivative that is not clearly and closely related to the economic characteristics of the host contract and that meets certain other criteria is bifurcated from the host contract and accounted for separately at estimated fair value;
•
Deferred income tax is calculated based on temporary differences between NY SAP and tax-basis reporting, subject to certain asset admission limitations for DTA, rather than the difference between GAAP and tax-basis reporting, without such asset admission limitations;

9

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2025 and 2024

•
Certain items, including modifications to required policy reserves resulting from changes in reserve methodologies, are recorded directly to unassigned surplus (deficit) rather than being reflected in income under GAAP;
•
For loss contingencies, when no amount within management’s estimate of the range is a better estimate than any other amount, the midpoint of the range is accrued; whereas under GAAP, the minimum amount in the range is accrued. In addition, the timing of recognition of certain costs related to loss contingencies may be different;
•
Gains on certain economic transactions with related parties, defined as arm’s-length transactions, resulting in the transfer of risks and rewards of ownership and considered permanent, are recognized under NY SAP rather than deferred until the assets are sold to third parties as required under GAAP;
•
Separate Account assets, liabilities, income and expenses are reflected using a summarized presentation in the financial statements under NY SAP; under GAAP only separate accounts where all of the investment risk is borne by the policyholder quantify for summarized presentation.

Accounting Changes and Correction of Errors

Accounting Changes

On August 13, 2023, a new principles-based definition of a bond was adopted under SSAP No. 26, which became effective January 1, 2025. Under the new definition, securities were classified as either issuer credit obligations within the scope of SSAP No. 26 or asset-backed securities within the scope of SSAP No. 43. Securities that did not meet the principles-based bond definition were classified in accordance with the SSAP that addressed a security’s specific investment structure.

The new classification guidance was required to be applied to all securities as of the effective date, with reclassifications treated as disposals and acquisitions in the financial statements and related investment schedules. The Company adopted the new principles-based bond definition and followed the special transition guidance in SSAP No. 26. The adoption resulted in reclassification and reporting changes for certain investments.

The adoption of the new principles-based bond definition was subject to special transition guidance in SSAP No. 26. These requirements included the recognition of the disposal of securities reclassified from Schedule D‑1 at amortized cost, reporting of such amortized costs as consideration in Schedule D‑4, no gain or loss recognition of securities held at amortized cost at the time of adoption, and the removal of unrealized losses associated with securities held at fair value under the lower of amortized cost or fair value measurement method. Securities reclassified from Schedule D‑1 were required to be recognized on Schedule BA with actual costs that agreed to the disposal values, and unrealized losses associated with securities held at fair value under the lower of amortized cost or fair value method were recognized to match the previously reported book adjusted carrying value at the time of reclassification. Such recognition prevented the realization of losses at the time of reclassification.

The aggregate book adjusted carrying value for all securities reclassified off Schedule D‑1 as of January 1, 2025, was $1 million. There were no securities that were previously held at amortized cost and upon reclassification are being held at fair value under the lower of amortized cost or fair value approach.

On August 13, 2023, new accounting guidance was adopted for the measurement of debt security residuals under SSAP No. 21, which became effective January 1, 2025. Under this new guidance, residuals are measured at the lower of amortized cost or fair value, with amortized cost and interest income determined based on methods prescribed by the NAIC. The new guidance also provides a practical expedient, which the company has elected, to measure residuals at amortized cost with distributions treated as a reduction in the carrying value of the investment.

Residuals recognized on Schedule BA as of December 31, 2024 and accounted for under a SSAP other than SSAP No. 21 were required to follow transition guidance, which varied depending on the SSAP under which they were recognized. Under this transition guidance, there were no impacts to the Company’s net income or surplus.

Correction of Errors

The Company discovered an error in cash suspense accounts, which resulted in less than $1 million understatement of other assets and a less than $1 million understatement of other liabilities in the 2025 financial statements. In accordance with SSAP No. 3, Accounting Changes and Correction of Errors, the cash suspense account correction was recorded directly to surplus. The net impact of the corrections decreased surplus by less than $1 million during the year ended December 31, 2025.

10

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2025 and 2024

Reclassifications

Certain amounts in the 2024 statutory financial statements were reclassified to conform with the 2025 presentation.

GAAP Equity and Income (Unaudited)

GAAP consolidated net income (loss) attributable to the Company was ($56) million and $34 million for the years ended December 31, 2025 and 2024, respectively. GAAP consolidated stockholder’s equity was $796 million and $699 million at December 31, 2025 and 2024, respectively.

Use of Estimates

The preparation of financial statements requires that management make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements. Management is also required to disclose contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results may differ from those estimates.

Investments

Income from investments, including amortization of premium, accretion of discount and similar items, is recorded within net investment income, unless otherwise stated herein. Other-than-temporary impairments (“OTTI”) losses are recorded as realized capital losses, the cost basis of the investment is reduced and the revised cost basis is not adjusted for subsequent recoveries in value.

Bonds are generally stated at amortized cost, unless they have a NAIC designation of 6, in which case they are stated at the lower of amortized cost or estimated fair value. Unrealized capital losses on bonds having a NAIC designation of 6 are charged directly to surplus. Interest and prepayment fees are recorded when earned. Amortization of premium or accretion of discount is calculated using the effective yield method taking into consideration specified interest and principal provisions over the life of the bonds or estimated timing and amount of prepayments of underlying loans for commercial mortgage-backed securities (“CMBS”), residential mortgage-backed securities (“RMBS”) and asset-backed securities (“ABS”) (collectively “loan-backed securities”). Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class loan-backed securities are estimated using inputs obtained from third party specialists, and are based on management’s knowledge of the current market. For credit-sensitive loan-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other loan-backed securities, the effective yield is recalculated on a retrospective basis.

The NAIC has adopted revised designation methodologies for loan-backed securities based on the NAIC’s estimate of expected losses on such securities. The revised designation methodologies resulted in certain loan-backed securities having an initial NAIC designation and a final NAIC designation, which were used for determining the carrying value of the security and for annual statement and risk-based capital (“RBC”) reporting, respectively. Loan-backed securities with initial NAIC designations of 1 through 5 are stated at amortized cost. Loan-backed securities with an initial NAIC designation of 6 are stated at the lower of amortized cost or estimated fair value and are reported in accordance with the final NAIC designations.

The Company periodically evaluates bonds for impairment. The assessment of whether impairments have occurred is based on management’s case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 3 “Evaluating Temporarily Impaired Bonds for OTTI”. Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management’s evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below amortized cost; (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) both the Company’s intent to sell a security before the recovery of its estimated fair value and its intent and ability to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than amortized cost; (vii) unfavorable changes in forecasted cash flows on loan-backed securities; (viii) the potential for impairments due to

11

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2025 and 2024

weakening foreign currencies on foreign currency denominated bonds that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

The Company recognizes an OTTI loss in earnings for a loan-backed security in an unrealized loss position when it is anticipated that the amortized cost basis will not be recovered. In such situations, the OTTI loss recognized in earnings is the entire difference between the security’s amortized cost and its estimated fair value only when either: (i) the Company intends to sell the security or (ii) the Company does not have the intent and ability to retain the security for the time sufficient to recover the amortized cost basis. Non-interest related OTTI losses are recorded through the AVR and interest related losses through the IMR. If neither of the two conditions exists, and the Company has the intent and ability to hold the security but does not expect to recover the entire amortized cost, the difference between the amortized cost basis of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI loss.

The determination of estimated fair values for securities and other investments is described in Note 2.

Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium, discount or deferred fees, and are net of valuation allowances. Interest income and prepayment fees are recorded when earned. Interest income is accrued on the principal amount of the loan based on the loan’s contractual interest rate. Amortization of premium and accretion of discount are recorded using the effective yield method. Gains and losses from sales of loans are recorded in net realized capital gains (losses).

Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Valuation allowances are established both on a loan specific basis and, in certain circumstances described below, for pools of loans. Valuation allowances are determined separately for each of the loan portfolio segments: commercial and agricultural. In conjunction with the valuation allowance process, management identifies mortgage loans to be placed on a nonaccrual status at which time the Company recognizes income on the cash method.

Specific valuation allowances are established using the same methodology for both portfolio segments and a common evaluation framework is used for establishing general valuation allowances for the loan portfolio segments; however, a separate general valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs that are unique to each loan portfolio segment. The Company records specific valuation allowances for impaired mortgage loans when it is probable that based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Based on the facts and circumstances of the individual mortgage loans being impaired, loan specific valuation allowances are established for the excess carrying value of the mortgage loan over the estimated fair value of the loan’s underlying collateral (as determined by acceptable appraisal methodologies) less estimated costs to obtain and sell such collateral. Changes in these loan specific valuation allowances are reported within net unrealized capital gains (losses). In the event the Company is unable to collect all amounts due under the loan agreement, the Company utilizes the existing loan specific allowance and recognizes an OTTI loss recorded in net realized capital gains (losses). General valuation allowances are established for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loans with similar loan-to-value or similar debt service coverage ratio factors. A loss contingency exists when, based on experience, it is probable that a credit event has occurred and the amount of credit loss can be reasonably estimated. These evaluations are based upon several loan portfolio segment specific factors, including the Company’s experience with loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. The Company typically uses ten years or more of historical experience in these evaluations. These evaluations are revised as conditions change and new information becomes available. The general valuation allowance is established when the amount of the loan loss contingency is greater than the mortgage component of the AVR, and the amount recorded is the excess of the loss contingency amount over the mortgage component of the AVR. If the mortgage component of the AVR is greater than the loss contingency amount, no general valuation allowance is recorded. Changes in the general valuation allowance are included in change in General Account net unrealized capital gains (losses) which are credited or charged directly to surplus.

All commercial loans are monitored on an ongoing basis which may include an analysis of the property’s financial statements and rent rolls, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios and tenant creditworthiness. The monitoring process for commercial loans focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value and lower debt service coverage ratios. The monitoring process for agricultural loans is

12

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2025 and 2024

generally similar to the commercial loan monitoring process, with a focus on higher risk loans, including reviews of the agricultural loan portfolio on a geographic and sector basis. Higher risk commercial and agricultural loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above for all loan portfolio segments. Quarterly, the remaining loans are reviewed on a pool basis, by aggregating groups of loans that have similar risk characteristics for potential credit loss. General valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

For commercial loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property’s net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and the values utilized in calculating the ratio are updated annually on a rolling basis, with a portion of the loan portfolio updated each quarter. In addition, the loan-to-value ratio is routinely updated for all but the lowest risk loans as part of the Company’s ongoing review of its commercial mortgage loan portfolio.

For agricultural loans, the Company’s primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural loan portfolio and are routinely updated. Additionally, the Company focuses the monitoring process on higher risk loans, including reviews on a geographic and property-type basis.

The Company may grant concessions related to a particular borrower’s financial difficulties which are classified as troubled debt restructurings. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. Through the recurring portfolio monitoring process, a specific valuation allowance may have been recorded prior to the period when the mortgage loan is modified in a troubled debt restructuring. Accordingly, the carrying value (after specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

Cash equivalents, which are short-term, highly liquid securities and other investments with original maturities of three months or less at date of purchase, are stated at amortized cost, except for securities which have a NAIC designation of 6, in which case they are stated at the lower of amortized cost or estimated fair value.

Other invested assets consist of investments in surplus notes, an investment in the equity tranche of a collateralized loan obligation and a real estate joint venture.

Investments in surplus notes are carried at amortized cost.

The investment in the equity tranche of collateralized loan obligation is accounted for under the equity method.

Real estate joint ventures are carried at the underlying audited GAAP equity, with the Company’s share of undistributed earnings and losses included in change in General Account net unrealized capital gains (losses) which is credited or charged directly to surplus. Dividends or distributions received are recognized to the extent they are not in excess of undistributed accumulated earnings. Dividends and distributions in excess of undistributed accumulated earnings are recorded as a reduction to the carrying value of the investment. The Company also periodically evaluates the joint ventures’ unrealized losses for recoverability. In addition to the joint ventures performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates these investments for impairment. The Company considers financial and other information provided by such entities, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred.

Derivatives

The Company may be exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency exchange rate risk, credit risk and equity market risk. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

13

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2025 and 2024

Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter (“OTC”) market. All of the Company’s derivatives are bilateral contracts between two counterparties. The Company uses options, swaps, and caps to manage risks that may include interest rate risk, foreign currency exchange rate risk, credit risk and equity market risk. Derivative hedges are designed to reduce risk on an economic basis while considering their impact on accounting results and statutory capital.

NY SAP restricts the Company’s use of derivatives to: (i) hedging activities intended to offset changes in the estimated fair value of assets held, obligations and anticipated transactions; (ii) income generation transactions to generate additional income or return on covering assets; and (iii) RSATs to reproduce the investment characteristics of otherwise permissible investments. The Company is prohibited from using derivatives for speculation. OTC derivatives are carried on the Company’s Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus either as derivative assets or derivative liabilities.

The Company does not offset the values recognized for derivatives executed with the same counterparty under the same master netting agreement. This policy applies to the recognition of derivative assets and derivative liabilities in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus.

To qualify for hedge accounting under SSAP No. 86, Derivatives (“SSAP 86”), at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either: (i) a hedge of the estimated fair value of a recognized asset or liability (“fair value hedge”); or (ii) a hedge of the variability of cash flows to be received or paid related to a forecasted transaction or a recognized asset or liability (“cash flow hedge”). In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument’s effectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship.

The Company may hold cash flow and fair value derivatives that hedge various assets and liabilities including bonds, mortgage loans, and liability portfolios; the derivatives that hedge those assets and liabilities are valued in a manner consistent with the underlying hedged item, if the derivatives meet the criteria for highly effective hedges. Bonds that have an NAIC designation of 1 through 5 are carried at amortized cost; therefore, the derivatives hedging such bonds are also carried at amortized cost. Bonds that have an NAIC designation of 6 are carried at the lower of amortized cost or estimated fair value; therefore, the derivatives hedging such bonds are also carried at the lower of amortized cost or estimated fair value. Mortgage loans are carried at amortized cost; therefore, the derivatives hedging mortgage loans are also carried at amortized cost. Any hedged liabilities of the Company are carried at amortized cost; therefore, the derivatives hedging liabilities are also carried at amortized cost. Effective foreign currency swaps have a foreign currency adjustment reported in capital and surplus pursuant to SSAP 86 by using the same procedures as used to translate the hedged item.

The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the Company removes the designation of the hedge.

When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative is carried at its estimated fair value with changes in estimated fair value reported in change in General Account net unrealized capital gains (losses).

Upon termination of a derivative that qualified for hedge accounting, the gain or loss is reflected as an adjustment to the basis of the hedged item and is recognized in income consistent with the hedged item. If the hedged item is sold, the gain or loss on the derivative is realized but is subject to the IMR.

To the extent the Company does not designate a derivative for hedge accounting, the derivative is carried at estimated fair value with changes in estimated fair value reported in change in General Account net unrealized capital gains (losses).

Cash flows associated with purchases and sales of derivative instruments, including realized gains and losses and unrealized gains and losses are recognized in cash from investments. Cash flows associated with other income from derivative instruments are recognized in cash from operations.

14

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2025 and 2024

Insurance Reserves and Annuity and Other Fund Reserves

Reserves for permanent plans of individual life insurance, universal life plans and certain term plans are computed principally on the Net Level Premium Method, the Commissioners’ Reserve Valuation Method, or using the principle based requirements of Reg 213, as appropriate. Reserves for other life insurance policies are computed on the Net Level Premium Method or the Commissioners’ Reserve Valuation Method, as appropriate. Reserves for group and individual annuity contracts are computed on CARVM or using the principle based requirements of Reg 213, as appropriate. The reserves are based on mortality, morbidity and interest rate assumptions prescribed by New York Insurance Law. Such reserves are sufficient to provide for contractual surrender values.

Periodically, to reflect changes in circumstances or regulatory requirements, the Company may change the assumptions, methodologies or procedures used to calculate reserves. Primarily, the changes in methodologies and procedures, or changes in “valuation basis,” are recorded as direct adjustments to surplus cumulatively in the accounting year applied, whereas generally, changes in reserves, including certain actuarial assumptions, are reflected in net income.

Reserves for deposit-type contracts, which do not subject the reporting entity to any risks arising from policyholder mortality or morbidity, are equal to deposits received and interest credited to the benefit of contract holders, less fees and other charges assessed and surrenders or withdrawals that represent a return to the contract holders.

Asset Valuation Reserve and Interest Maintenance Reserve

The Company has established an AVR and IMR for the General Account and Separate Account investments, where required. An AVR is established for potential credit-related losses on applicable General Account and Separate Account invested assets. Changes to the AVR are reported as direct additions to or deductions from surplus. An IMR is established for interest-related realized capital gains (losses) resulting from changes in the general level of interest rates for the General Account, and any Separate Accounts, not carried at estimated fair value. Transfers to the IMR are deducted from realized capital gains and losses and are net of related Federal income tax. IMR amortization, as calculated under the Grouped Method as specified by NY SAP, is included in net investment income. Net realized capital gains (losses) are presented net of Federal income tax expense or benefit and IMR transfer. The IMR can be either an asset or a liability, with the asset subject to certain recognition limits as prescribed by NY SAP.

Income

In general, premiums are recognized as income when due from policyholders under the terms of the insurance contract. Investment income is recognized as income when earned. The earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets. Other income (loss) primarily includes management fees relating to Separate Account contracts.

Benefits and Expenses

Expenses, including policy acquisition costs and Federal income tax, are charged to operations as incurred. Amounts received as payment for and amounts representing return of policyholder balances relating to deposit-type contracts are not reported as income or benefits but are recorded directly to the liability for deposit-type contracts.

Foreign Currency Translation

The Company holds investments denominated in foreign currencies, which are carried at the foreign exchange spot rate at the end of the year. Any increases or decreases in the carrying amount of the Company’s investments denominated in foreign currencies due to changes in exchange rates between years are recorded as a change in General Account net unrealized capital gains (losses) which are credited or charged directly to surplus.

Separate Account Operations

Separate Accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Account assets are subject to General Account claims only to the extent that the value of such assets exceeds the Separate Account liabilities. Investments (generally stated at estimated fair value) and liabilities of the Separate Accounts are reported separately as assets and liabilities. Investment income and realized and unrealized capital gains (losses) on the investments accrue directly to contract holders and accordingly, are not reflected in the Company’s Statutory Statements of Operations and Changes in Capital and Surplus and Cash Flow.

15

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2025 and 2024

Certain other Separate Accounts guarantee levels of returns or benefits. These Separate Accounts could therefore contain assets in excess of reserves as described in SSAP No. 56, Separate Accounts. The surplus generated by the Separate Accounts that contain guaranteed levels of return or benefit is recognized as net income on the Company’s Annual Statutory Statements of Operations and Changes in Capital and Surplus. At December 31, 2025 and 2024, there was no seed money invested in the various Separate Accounts.

Income Tax

Beginning with the year ended December 31, 2023, Brighthouse and certain of its subsidiaries, including the Company (collectively the “Consolidating Companies”) file a consolidated return. In furtherance thereof, such parties joined a new tax sharing agreement, pursuant to which federal taxes are computed on a modified separate return basis with benefit for losses.

The future tax consequences of temporary differences between statutory financial reporting and tax basis of assets and liabilities are measured at the financial reporting dates and are recorded as DTA and liabilities, subject to certain limitations. Changes in DTA and deferred income tax liabilities (“DTL”), including changes attributable to changes in tax rates and changes in tax status, if any, are recognized as a separate component of gains and losses in unassigned surplus (deficit).

DTA are limited to: (i) an amount expected to be realized within the applicable period that is no greater than the applicable percentage of statutory capital and surplus as required to be shown on the statutory balance sheet for the current reporting period’s statement, adjusted to exclude any net DTA plus; (ii) the amount of remaining gross DTA that can be offset against existing gross DTL. Any remaining DTA are nonadmitted.

The realization of DTA depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that DTA will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, the Company considers many factors, including:

•
the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;
•
the jurisdiction in which the DTA was generated;
•
the length of time that carryforwards can be utilized in the various taxing jurisdictions;
•
future taxable income exclusive of reversing temporary differences and carryforwards;
•
future reversals of existing taxable temporary differences;
•
taxable income in prior carryback years; and
•
tax planning strategies.

The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on DTA significantly change or when receipt of new information indicates the need for an adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income taxes and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

The Company classifies interest and penalties as a component of income tax expense.

16

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2025 and 2024

Related Party Transactions

A transaction between related parties involving the exchange of assets or liabilities is classified as either an economic transaction or a non-economic transaction. An economic transaction is defined as an arm’s-length transaction which results in the transfer of risks and rewards of ownership and represents a consummated act thereof, i.e., “permanence.” Non-economic transactions between the Company and a related party insurance entity are recorded at the lower of existing book values or estimated fair values at the date of the transaction. Non-economic transactions between the Company and related parties that are not insurance entities are recorded at the estimated fair value at the date of the transaction; however, to the extent that the transaction results in a gain, an offsetting unrealized capital loss and liability is recorded to defer any impact on surplus. Economic transactions between the Company and other related parties are recorded at estimated fair value at the date of the transaction. To the extent that the related parties are affiliates under control of the Company, the Company defers the effects of such transactions that result in gains or increases in surplus by recording an offsetting unrealized capital loss and liability. A transaction involving services between related parties is recorded at the amount charged and is generally subject to regulatory approval.

Note 2 — Fair Value Information

Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

Estimated Fair Value of All Financial Instruments

Information related to the aggregate fair value of financial instruments is shown below at December 31, (in millions):

2025
Aggregate Fair Value	Admitted Value	Level 1	Level 2	Level 3
Assets
Issuer Credit Obligations	$992	$1,084	$31	$961	$—
Asset-Backed Securities	434	443	—	434	—
Preferred stocks	1	1	—	—	1
Mortgage loans	152	161	—	—	152
Cash, cash equivalents and short-term investments	224	224	224	—	—
Derivative assets (1)	283	282	—	283	—
Other invested assets	15	20	—	15	—
Investment income due and accrued	12	12	—	12	—
Separate Account assets	10,781	10,994	355	9,500	926
Total assets	$12,894	$13,221	$610	$11,205	$1,079
Liabilities
Investment contracts included in:
Liability for deposit-type contracts	$15	$15	$—	$—	$15
Derivative liabilities (1)	11	13	—	11	—
Payable for collateral received	55	55	—	55	—
Separate Account liabilities	4	4	—	4	—
Total liabilities	$85	$87	$—	$70	$15

17

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2025 and 2024

2024
Aggregate Fair Value	Admitted Value	Level 1	Level 2	Level 3
Assets
Bonds	$1,512	$1,691	$100	$1,412	$—
Preferred stocks	1	1	—	—	1
Mortgage loans	169	186	—	—	169
Cash, cash equivalents and short-term investments	163	163	163	—	—
Derivative assets (1)	237	235	—	237	—
Other invested assets	14	19	—	14	—
Investment income due and accrued	14	14	—	14	—
Separate Account assets	9,611	9,986	321	8,409	881
Total assets	$11,721	$12,295	$584	$10,086	$1,051
Liabilities
Investment contracts included in:
Liability for deposit-type contracts	$13	$13	$—	$—	$13
Derivative liabilities (1)	10	10	—	10	—
Payable for collateral received	112	112	—	112	—
Separate Account liabilities	—	—	—	—	—
Total liabilities	$135	$135	$—	$122	$13
(1)
Classification of derivatives is based on each derivative’s positive (asset) or negative (liability) book/adjusted carrying value, which equals the net admitted assets and liabilities.

When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1 —
Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.
Level 2 —
Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.
Level 3 —
Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability.

Determination of Estimated Fair Value

The Company defines estimated fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

In general, the estimated fair value of investments classified within Level 1 are based on quoted prices in active markets that are readily and regularly obtainable. These investments are the most liquid of the Company’s securities holdings and valuation of these securities does not involve management’s judgment. Investments classified within Level 3 use many of the same valuation technique and inputs as described in the Level 2 discussions. However, if key inputs are unobservable, or if the

18

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2025 and 2024

investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or the general lack of transparency in the process to develop the valuation estimates generally causing such investments to be classified in Level 3.

Bonds, Preferred Stock, Cash, Cash Equivalents and Short-term Investments

For Level 1 assets, the estimated fair value is determined using quoted prices in active markets that are readily and regularly obtainable. Additionally, as the estimated fair value for cash approximates carrying value, due to the nature of cash, it is classified as Level 1.

For Level 2 assets, estimated fair values are determined using an income approach. The estimated fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark yields, spreads off benchmark yields, new issuances, issuer rating, trades of identical or comparable securities, and duration for Level 2 assets. Privately-placed securities are valued using additional key inputs: market yield curve, call provisions, observable prices and spreads for similar public or private securities that incorporate the credit quality and industry sector of the issuer, and delta spread adjustments to reflect specific credit-related issues.

The estimated fair value for preferred stock is determined using third-party commercial pricing services, with the primary input being quoted prices in markets that are not active. Generally, these investments are classified in Level 2 or Level 3. Preferred stock value using significant observable inputs are classified in Level 2 and those valued using significant unobservable inputs are classified in Level 3.

For Level 3 assets, estimated fair values are determined using a market approach. The estimated fair value is determined using matrix pricing or consensus pricing, with the primary inputs being quoted and offered prices.

Mortgage Loans

For mortgage loans, estimated fair value is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar mortgage loans. The estimated fair values for impaired mortgage loans are principally obtained by estimating the fair value of the underlying collateral using market standard appraisal and valuation methods. Mortgage loans valued using significant unobservable inputs are classified in Level 3.

Derivatives

The fair values for exchange-traded derivatives are determined using the quoted market prices and are classified as Level 1 assets. For OTC-bilateral derivatives classified as Level 2 assets or liabilities, estimated fair values are determined using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models which are based on market standard valuation methodologies and a variety of observable inputs.

The significant inputs to the pricing models for most OTC-bilateral derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data.

Most inputs for OTC-bilateral derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company’s derivatives and could materially affect the net change in capital and surplus.

The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company’s ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

19

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2025 and 2024

Other Invested Assets

The estimated fair value of other invested assets is determined using the methodologies as described in the above sections titled “Bonds, Preferred Stock, Cash, Cash Equivalents and Short-term Investments”, based on the nature of the investment. Excluded from the disclosure are those invested assets that are not considered to be financial instruments subject to this disclosure including investments accounted for under the equity method.

Investment Income Due and Accrued

Due to the short-term nature of investment income due and accrued, the Company believes there is minimal risk of material changes in interest rates or the credit of the issuer such that estimated fair value approximates carrying value. These amounts are generally classified in Level 2.

Separate Accounts

For Level 1 assets, the estimated fair value is determined using quoted prices in active markets that are readily and regularly obtainable. Additionally, as the estimated fair value for cash equivalents carrying value, due to the nature of cash, it is classified as Level 1.

For Separate Account assets classified as Level 2 assets, estimated fair values are determined using either a market or income approach. The estimated fair value is determined using third-party commercial pricing services, with the primary input being quoted securitization market price determined principally by independent pricing services using observable inputs or quoted prices or reported net asset value (“NAV”) provided by the fund managers.

For Level 3 assets, estimated fair values are determined using a market approach. The estimated fair value is determined using matrix pricing or consensus pricing, with the primary inputs being quoted and offered prices.

Investment Contracts Included in Reserves for Life and Health Insurance and Annuities and Liability for Deposit-Type Contracts

The fair value of investment contracts included in reserves for life and health insurance and annuities and in the liability for deposit-type contracts is estimated by discounting best estimate future cash flows based on assumptions that market participants would use in pricing such liabilities, with consideration of the Company’s non-performance risk (own-credit risk) not reflected in the fair value calculation. The assumptions used in estimating these fair values are based in part on unobservable inputs classified in Level 3.

Payable for Collateral Received

The estimated fair value of amounts payable for collateral received approximates carrying value as these obligations are short-term in nature. These amounts are generally classified in Level 2.

20

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2025 and 2024

Assets and Liabilities Measured and Reported at Estimated Fair Value at Reporting Date

Hierarchy Table

The following tables provide information about financial assets and liabilities measured and reported at estimated fair value at December 31, (in millions):

2025
Fair Value Measurements at Reporting Date Using
Level 1	Level 2	Level 3	Total
Assets
Perpetual preferred stocks
Industrial & Miscellaneous	$—	$—	$1	$1
Total Perpetual preferred stocks	—	—	1	1
Derivative assets (1)
Interest rate	$—	$5	$—	$5
Foreign currency exchange rate	—	2	—	2
Equity market	—	270	—	270
Total derivative assets	—	277	—	277
Separate Account assets (2)	—	4,058	—	4,058
Total assets	$—	$4,335	$1	$4,336
Liabilities
Derivative liabilities (1)
Equity market	$—	$12	$—	$12
Total liabilities	$—	$12	$—	$12
2024
Fair Value Measurements at Reporting Date Using
Level 1	Level 2	Level 3	Total
Assets
Perpetual preferred stocks
Industrial & Miscellaneous	$—	$—	$1	$1
Total Perpetual preferred stocks	—	—	1	1
Derivative assets (1)
Interest rate	$—	$7	$—	$7
Foreign currency exchange rate	—	3	—	3
Equity market	—	216	—	216
Total derivative assets	—	226	—	226
Separate Account assets (2)	—	4,040	—	4,040
Total assets	$—	$4,266	$1	$4,267
Liabilities
Derivative liabilities (1)
Equity market	$—	$10	$—	$10
Total liabilities	$—	$10	$—	$10

(1) Derivative assets and derivative liabilities presented in the table above represent only those derivatives that are carried at estimated fair value. Accordingly, the amounts above exclude highly effective derivatives carried at amortized cost. Futures are excluded from the amounts above because they are valued at the amount of cash deposits posted with futures exchanges for initial margin plus unsettled variation margin.

(2) Separate Account assets are subject to General Account claims only to the extent that the value of such assets exceeds the Separate Account liabilities or for those assets that are not legally insulated. Investments (stated generally at estimated fair

21

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2025 and 2024

value) and liabilities of the Separate Accounts are reported separately as assets and liabilities. Separate Account assets as presented in the table above may differ from the amounts presented in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus because certain of these investments are not measured at estimated fair value (such as institutional separate accounts carried at book value).

Rollforward Table — Level 3 Assets and Liabilities

A rollforward of the estimated fair value measurements for all assets and liabilities measured and reported at estimated fair value using significant unobservable (Level 3) inputs for their respective time periods is as follows (in millions):

	Estimated Fair Value Measurements in Level 3 of the Fair Value Hierarchy
	Balance, January 1, 2025		Transfer into Level 3 (1)	Transfer out of Level 3 (1)	Total Gains and Losses included in Net Income (2)	Total Gains and Losses included in Capital and Surplus		Purchases (3)	Sales (3)	Issuances (3)	Settlements (3)		Balance, December 31, 2025
Assets
Perpetual preferred stocks — Industrial & miscellaneous		$1		$—	$—		$—		$—	$—		$—	$—	$—	$1
Total		$1		$—	$—		$—		$—	$—		$—	$—	$—	$1
	Estimated Fair Value Measurements in Level 3 of the Fair Value Hierarchy
	Balance, January 1, 2024		Transfer into Level 3 (1)	Transfer out of Level 3 (1)	Total Gains and Losses included in Net Income (2)	Total Gains and Losses included in Capital and Surplus		Purchases (3)	Sales (3)	Issuances (3)	Settlements (3)		Balance, December 31, 2024
Assets
Perpetual preferred stocks — Industrial & miscellaneous		$—		$3	$—		$—		$(2)	$—		$—	$—	$—	$1
Total		$—		$3	$—		$—		$(2)	$—		$—	$—	$—	$1
(1)
When the following activity occurs, it is reported within the transfer into Level 3 and transfer out of Level 3 columns of the rollforward schedule, as appropriate: a) securities that were measured at amortized cost at the beginning of the period, but were measured at estimated fair value at the end of the period, as estimated fair value was less than amortized cost at the end of the period — reported within transfer into Level 3 column; b) securities that were measured at estimated fair value at the beginning of the period, as estimated fair value was less than amortized cost at the beginning of the period, but were measured at amortized cost at the end of the period, as estimated fair value was greater than amortized cost at the end of the period — reported within transfer out of Level 3 column; c) transfers of securities between sector classifications that are not transfers into or out of Level 3. Total gains and (losses) (in earnings and capital and surplus) are calculated assuming transfers into (out) of Level 3 occurred at the beginning of the period. Items transferred into and out in the same period are excluded from the rollforward.
(2)
Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.
(3)
The amount reported within purchases, sales, issuances and settlements is the purchase/issuance price (for purchases and issuances) and the sales/settlement proceeds (for sales and settlements based upon the actual date purchased/issued or sold/settled.

See “Determination of Estimated Fair Value” above for a description of the valuation technique(s) and the inputs used in the fair value measurement for assets and liabilities measured and reported at fair value.

Transfers between Levels

Transfers between levels are assumed to occur at the beginning of the annual period. During the years ended December 31, 2025 and 2024, excluding securities that changed measurement basis to fair value that is reported within transfers in the table above, there were no transfers between levels.

22

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2025 and 2024

Note 3 — Investments

Bonds and Preferred Stocks by Sector

The following table presents the book/adjusted carrying value, gross unrealized gains and losses and estimated fair value of bonds and preferred stocks owned at December 31, (in millions):

2025	2024
Book/ Adjusted Carrying		Gross Unrealized		Estimated	Book/ Adjusted Carrying		Gross Unrealized	Estimated
Value	Gains	Losses	Fair Value	Value	Gains	Losses	Fair Value

Bonds

U.S. corporate	$780	$5	$74	$711	$917	$2	$121	$798
RMBS	220	4	6	218	176	2	11	167
CMBS	160	1	7	154	163	—	10	153
Foreign corporate	155	1	12	144	166	—	14	152
U.S. government and agency	72	—	6	66	147	—	14	133
State and political subdivision	71	1	6	66	84	1	11	74
ABS	63	—	1	62	32	—	2	30
Foreign government	6	—	1	5	6	—	1	5
Total bonds	$1,527	$12	$113	$1,426	$1,691	$5	$184	$1,512

Preferred Stocks

Preferred	$1	$—	$—	$1	$1	$—	$—	$1

The Company did not hold any non-income producing bonds at December 31, 2025 and 2024.

Maturities of Bonds

The book/adjusted carrying value and estimated fair value of bonds, by contractual maturity, were as follows at December 31, 2025 (in millions):

	Book/Adjusted Carrying Value	Estimated Fair Value
Due in one year or less	$92	$92
Due after one year through five years	275	272
Due after five years through ten years	231	222
Due after ten years	486	406
Subtotal	1,084	992
Loan-backed securities	443	434
Total	$1,527	$1,426

Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Bonds not due at a single maturity date have been presented in the year of final contractual maturity. Loan-backed securities are shown separately, as they are not due at a single maturity.

Cash equivalents and short-term investments have original contractual maturities of one year or less.

23

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2025 and 2024

Continuous Gross Unrealized Losses for Bonds — By Sector

The following table presents the estimated fair value and gross unrealized losses of bonds in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous gross unrealized loss position at December 31, (in millions, except number of bonds):

	2025						2024
	Less than 12 Months			Equal to or Greater than 12 Months			Less than 12 Months		Equal to or Greater than 12 Months
	Estimated Fair Value		Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
U.S. corporate		$29	$—		$489	$74	$103		$3	$625	$118
RMBS		—	—		83	6	22		1	89	10
CMBS		5	—		120	7	6		—	136	10
Foreign corporate		9	—		98	12	18		—	120	14
U.S. government and agency		—	—		65	6	—		—	133	14
State and political subdivision		4	—		40	6	7		1	43	10
ABS		4	—		19	1	3		—	23	2
Foreign government	—		—		5	1	—	—		5	1
Total bonds		$51	$—		$919	$113	$159		$5	$1,174	$179
Total number of bonds in an unrealized loss position		28			446		88			515

Loan-backed Security Holdings — OTTI Losses

The Company did not impair any loan-backed securities to estimated fair value during the years ended December 31, 2025 and 2024 because of either (i) an intent to sell the security or (ii) the inability or lack of intent to retain the security for a period of time sufficient to recover the amortized cost.

At December 31, 2025, the loan-backed securities for which the Company recognized an OTTI loss during the year ended December 31, 2025, measured as the difference between amortized cost and estimated present value of projected future cash flows to be collected, were as follows (in whole dollars):

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI		Amortized Cost after OTTI		Estimated Fair Value at Time of OTTI	Date of Financial Statement Where Reported
	04544QAD9	$66,543		$63,793		$2,750		$63,793	$63,794	6/30/2025
	23332UDB7	$220,079		$216,900		3,179		$216,900	$215,730	6/30/2025
	23332UEL4	$99,640		$97,087	2,553			$97,087	$96,671	6/30/2025
	Total					$8,482

Evaluating Temporarily Impaired Bonds for OTTI

As more fully described in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its securities holdings in accordance with its OTTI policy in order to evaluate whether such investments are other than temporarily impaired. These securities were included in the Company’s OTTI review process. With respect to loan-backed securities in the bond portfolio, the Company performs scenario analyses. The scenarios attempt to project future delinquencies and principal losses. Based upon the Company’s current evaluation of its securities in an unrealized loss position in accordance with its impairment policy, and the Company’s current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other than temporarily impaired. Future impairments will depend primarily on economic fundamentals, issuer performance (including changes in estimated present value of projected future cash flows to be collected) and changes in credit ratings, collateral valuations, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, additional impairments may be incurred in upcoming periods.

24

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2025 and 2024

Gross unrealized losses on bonds decreased $71 million during the year ended December 31, 2025 to $113 million from $184 million at December 31, 2024. The decrease in gross unrealized losses for the year ended December 31, 2025 was primarily attributable to decreasing interest rates and narrowing credit spreads.

NAIC Designation of 5GI

As of December 31, 2025 and 2024, the Company held three securities with a NAIC designation of 5GI with both a book/adjusted carrying value and an estimated fair value of $2 million.

Mortgage Loans

Mortgage Loans by Portfolio Segment

Mortgage loans are summarized as follows at December 31, (dollars in millions):

	2025			2024
	Amount		Percent	Amount	Percent
Commercial		$120		75%	$142	76%
Agricultural	41		25		44	24
Total mortgage loans		$161	100%		$186	100%

At December 31, 2025 and 2024, the Company had mortgage loan participations of $150 million and $173 million, respectively.

Valuation Allowance by Portfolio Segment

At both December 31, 2025 and 2024, there were no valuation allowances on mortgage loans.

Geographic Diversification, Loan Origination and Interest Rate Changes

Mortgage loans are collateralized by real estate primarily located in the United States and are diversified by geographic region. States where the associated real estate was located that were 5% or more of the Company’s total mortgage loans at December 31, 2025 were as follows:

Percent of Total
State	Mortgage Loans
California	20%
New York	17
Washington	12
Colorado	10
Florida	9
Alabama	6
Total	74%

Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate. From time to time, the Company may originate loans in excess of 75% of the purchase price of the underlying real estate, if underwriting risk is sufficiently within the Company’s standards. The Company did not originate mortgage loans during the years ended December 31, 2025 and 2024.

The Company did not fund mortgage loans during the years ended December 31, 2025 and 2024.

The Company did not reduce interest rates on mortgage loans during the years ended December 31, 2025 and 2024.

25

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2025 and 2024

Credit Quality of Commercial Mortgage Loans

Information about the credit quality of commercial mortgage loans is presented below at December 31, (dollars in millions):

	2025
	Recorded Investment
	Debt Service Coverage Ratios
Loan-to-value ratios:	> 1.20x		1.00x - 1.20x	< 1.00x	Total	% of Total
Less than 65%		$56		$—	$8		$64	53%
65% to 75%		17		—	—		17	14
76% to 80%		6		7	—		13	11
Greater than 80%	25		1		—	26		22
Total	$104			$8	$8		$120	100%
	2024
	Recorded Investment
	Debt Service Coverage Ratios
Loan-to-value ratios:	> 1.20x		1.00x - 1.20x	< 1.00x	Total	% of Total
Less than 65%		$76		$—	$—		$76	53%
65% to 75%		7		13	—		20	14
76% to 80%		5		—	—		5	4
Greater than 80%	31		1		9	41		29
Total	$119			$14	$9		$142	100%

Credit Quality of Agricultural Mortgage Loans

For the year ended December 31, 2025 the Company had one agricultural mortgage loan with a book/ adjusted carrying value of less than $1 million and a loan to value ratio between 65%‑75%, all other agricultural mortgage loans had a loan to value ratio of less than 65%. For the year ended December 31, 2024, all agricultural mortgage loans had a loan to value ratio of less than 65%.

Age Analysis and Nonaccrual Status of Mortgage Loans

The Company has a high quality, well performing, mortgage loan portfolio, with 97% of mortgage loans classified as current at December 31, 2025 and all mortgage loans classified as current at December 31, 2024. The Company defines delinquent mortgage loans, consistent with industry practice, when mortgage loans are past due as follows: commercial mortgage loans — 60 days and agricultural mortgage loans — 90 days. The Company had one commercial mortgage loan with a book/adjusted carrying value of $5 million past due and in nonaccrual status at December 31, 2025. The Company had no mortgage loans past due and in nonaccrual status at December 31, 2024.

Impaired Mortgage Loans

The Company had one impaired commercial mortgage loan with a book/adjusted carrying value of $5 million at year ended December 31, 2025. The Company had no impaired mortgage loans at year ended December 31, 2024.

Mortgage Loans Modified in a Troubled Debt Restructuring

The Company had no mortgage loans modified in a troubled debt restructuring during the years ended December 31, 2025 and 2024.

Concentrations of Credit Risk

Investments in any counterparty that were greater than 10% of surplus included U.S. government and agency securities with a book/adjusted carrying value of $186 million and $153 million at December 31, 2025 and 2024, respectively.

26

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2025 and 2024

Restricted Assets and Assets Held Under MODCO or Funds Withheld Reinsurance Agreements

The table below provides a summary of restricted assets and assets held under MODCO or funds withheld reinsurance agreements at book/adjusted carrying value at December 31, (dollars in millions):

	2025				2024
	Total Pledged & Restricted Assets	% of Total Assets	% of Total Admitted Assets	Total Pledged & Restricted Assets	% of Total Assets	% of Total Admitted Assets
State deposits	$1		0.0%	0.0%	$1		0.0%	0.0%
Derivatives collateral (1)	26	0.2		0.2	10		0.1	0.1
Collateral assets received and on balance sheet	55	0.4		0.4	112		0.9	0.9
Assets held under modified coinsurance (“MODCO”) reinsurance agreements (2)	9,797	69.9		70.7	8,839	68.4		69.1
Assets held under funds withheld (“FWH”) reinsurance agreements	378	2.7		2.7	399	3.1			3.1
Total	$10,257	73.2%		74.0%	$9,361	72.5%			73.2%
(1)
As of December 31, 2025, pledged & restricted assets for derivatives collateral included General Account assets of $1 million, all of which supported Separate Account activities. As of December 31, 2024, there were no General Account assets supporting Separate Accounts.
(2)
As of December 31, 2025 and 2024, assets held under MODCO reinsurance agreements included $9,797 million and $8,839 million, all of which were in the Separate Account.

Derivatives

Types of Derivatives

The table below provides a summary of the notional amount, book/adjusted carrying value, estimated fair value and primary underlying risk exposure by type of derivative held at December 31, (in millions):

		2025				2024
Primary Underlying Risk			Notional		Book/ Adjusted Carrying		Estimated Fair	Notional	Book/ Adjusted Carrying	Estimated Fair
Exposure	Instrument Type	Amount	Value	Value	Amount	Value	Value
Foreign currency exchange rate	Foreign currency swaps		$82	$6	$9	$85	$12	$14
Interest rate	Interest rate caps		1,100	5	5	1,100	7	7
	Interest rate swaps		—	—	—	17	—	—
Equity market	Equity index options		1,275	257	257	1,164	206	206
	Total rate of return swaps		105	1	1	4	—	—
	Equity futures	10		—	—	7	—	—
	Total		$2,572	$269	$272	$2,377	$225	$227

Foreign Currency Exchange Rate Derivatives

The Company uses foreign currency exchange rate derivatives, including foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets denominated in foreign currencies.

In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party.

27

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2025 and 2024

Equity Market Derivatives

The Company uses equity derivatives to reduce its exposure to equity market risk, including equity index options, total rate of return swaps, and equity futures.

Equity index options are used by the Company to hedge index-linked annuity products against adverse changes in equity markets. In an equity index option transaction, the Company enters into contracts to buy or sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash, based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options.

Total rate of return swaps are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and a floating rate, most commonly Fed Funds, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. Total rate of return swaps are used by the Company to hedge index-linked annuity products against adverse changes in equity markets.

Exchange-traded equity futures are used by the Company to manage equity risks related to index-linked annuities. In exchange-trade equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. In certain instances, the Company may lock in the economic impact of existing exchange-traded equity futures by entering into offsetting positions.

Interest Rate Derivatives

The Company uses interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate caps and interest rate swaps.

Interest rate caps are purchased by the Company primarily to protect against interest rate exposure arising from duration mismatches between assets and liabilities. At the outset of the contract, the Company pays a premium for the right to receive the cash payments equal to the excess of the market rate over the strike price multiplied by the notional amount, if the observed reference interest rate is above the strike level of the cap on the applicable reset date. In certain instances, the Company may lock in the economic impact of existing purchased caps by entering into offsetting written caps.

Interest rate swaps are used by the Company to manage interest rate risks related to index-linked annuities. In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. In certain instances, the Company may lock in the economic impact of existing interest rate swaps by entering into offsetting positions.

Hedging

Cash Flow Hedges

The Company designates and accounts for foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets as cash flow hedges when they have met the effectiveness requirements of SSAP 86.

All components of each derivative’s gain or loss were included in the assessment of hedge effectiveness.

For the years ended December 31, 2025 and 2024, there were no gains (losses) related to cash flow derivatives designated as cash flow hedges that no longer qualify for hedge accounting or for which the Company removed the hedge designation.

In certain instances, the Company may discontinue cash flow hedge accounting because it is no longer probable that the forecasted transaction will occur by the end of the originally specified time period or within two months of the anticipated date. For the years ended December 31, 2025 and 2024, there were no gains (losses) related to such discontinued cash flow hedges.

There were no hedged forecasted transactions for the years ended December 31, 2025 and 2024.

28

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2025 and 2024

Non-qualifying Derivatives

The Company enters into the following derivatives that do not qualify for hedge accounting under SSAP 86: (i) interest rate caps and interest rate swaps to economically hedge its exposure to interest rates; (ii) foreign currency swaps to economically hedge its exposure to adverse movements in exchange rates; and (iii) equity index options, total rate of return swaps, and equity futures to hedge its exposure to equity risks.

Derivatives for Other than Hedging Purposes

The Company held no derivatives for other than hedging purposes during the years ended December 31, 2025 and 2024.

Off-Balance Sheet Risk and Credit Risk

The table below summarizes the notional amount of the Company’s financial instruments (derivatives that are designated as effective hedging instruments) with off-balance sheet credit risk at December 31, (in millions):

	Asset			Liability
	2025		2024	2025	2024
Foreign currency swaps		$36		$33	$12	$—

The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company’s derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company’s OTC derivative transactions are governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set-off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. All of the Company’s ISDA Master Agreements also include Credit Support Annex provisions which may require both the pledging and accepting of collateral in connection with its OTC derivatives.

Off-balance sheet credit exposure is the excess of positive estimated fair value over positive book/ adjusted carrying value for the Company’s highly effective hedges at the reporting date. All collateral received from counterparties to mitigate credit-related losses is deemed worthless for the purpose of calculating the Company’s off-balance sheet credit exposure. The off-balance sheet credit exposure of the Company’s swaps was $3 million for both years ended December 31, 2025 and 2024.

The Company enters into various collateral arrangements, which may require both the pledging and accepting of collateral in connection with its derivatives. The table below summarizes the collateral pledged in connection with its OTC and exchange-traded derivatives at December 31, (in millions):

	Securities (1)
	2025		2024
Initial Margin:
OTC-bilateral		$20		$9
Variation Margin:
OTC-bilateral	4		—
Total OTC		$24		$9
Initial Margin:
Futures		$1		$1

(1) Securities pledged as collateral are reported in bonds. Subject to certain constraints, the counterparties are permitted by contract to sell or repledge this collateral.

29

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2025 and 2024

The table below summarizes the collateral received by the Company in connection with its OTC and exchange-traded derivatives as of December 31, (in millions):

Cash (1)			Securities (2)		Total
2025	2024	2025	2024	2025	2024
Initial Margin:
OTC-bilateral	$—	$—	$22	$9	$22	$9
Variation Margin:
OTC-bilateral	55	112	154	38	209	150
	$55	$112	$176	$47	$231	$159
(1)
Cash collateral received is reported in cash, cash equivalents and short-term investments and the obligation to return the collateral is reported in aggregate write-ins for liabilities as cash collateral received on derivatives.
(2)
Securities collateral received is held in separate custodial accounts and is not reflected in the financial statements.

The Company’s collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the amount owed by that party reaches a minimum transfer amount. In addition, the Company’s netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade credit rating from each of Moody’s Investors Service (“Moody’s”) and Standard and Poor’s Ratings Service (“S&P”). If a party’s credit ratings were to fall below that specific investment grade credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party’s reasonable valuation of the derivatives.

Certain of the Company’s derivative contracts require premiums to be paid at a series of specified future dates over the life of the contract or at maturity. The discounted value of these future settled premiums is accounted for separately from the estimated fair value of each derivative.

The table below summarizes the net amount of undiscounted future settled premium payments (receipts), by year, as of December 31, 2025 (in millions):

Fiscal Year	Net Undiscounted Future Settled Premium Payments (Receipts)
2026		$23
2027		15
2028		19
2029		16
Thereafter	14
Total		$87

The following table summarizes the estimated fair value of the Company’s derivatives with future settled premiums and the estimated fair value impact thereof as of December 31, (in millions):

	2025		2024
Net undiscounted future premium payments (receipts)		$87		$97
Estimated fair value of derivative net assets (liabilities), including discounted future premiums		$109		$83
Estimated fair value of derivative net assets (liabilities), excluding discounted future premiums		$189		$171

30

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2025 and 2024

Net Investment Income

The components of net investment income for the years ended December 31, were as follows (in millions):

	2025	2024
Bonds	$63	$71
Mortgage loans	7	7
Cash and cash equivalents	11	11
Derivatives	—	1
Other invested assets	1	6
Gross investment income	82	96
Less: investment expenses	7	11
Net investment income, before IMR amortization	75	85
IMR amortization	(2)	(1)
Net investment income	$73	$84

Net Realized Capital Gains (Losses), Net of Federal Income Tax and Interest Maintenance Reserve Transfer

Net realized capital gains (losses) on investments and derivatives for the years ended December 31, were as follows (in millions):

	2025	2024
Bonds	$(38)	$(10)
Derivatives	22	9
Other	(8)	—
Net realized capital gains (losses), before Federal income tax	(24)	(1)
Less: Federal income tax expense (benefit)	—	(2)
Net realized capital gains (losses), before IMR transfer	(24)	1
IMR transfer, net of Federal income tax expense (benefit) of $8 million and $2 million, respectively	(30)	(8)
Net realized capital gains (losses), net of Federal income tax and IMR transfer	$6	$9

Proceeds from Sales and Disposals and Realized Capital Gains (Losses) on Bonds

Proceeds from sales or disposals of bonds and the related gross realized capital gains (losses) on bonds determined on a specific identification basis were as follows for the years ended December 31, (in millions):

	2025	2024
Proceeds from sales and disposals		$297	$241
Gross realized capital gains on sales		$—	$1
Gross realized capital losses on sales		$(38)	$(10)
Foreign exchange capital losses on sales		$—	$(1)

Prepayment Penalty and Acceleration Fees

The Company had securities sold, redeemed or otherwise disposed of as a result of a callable feature. The number of securities sold, disposed or otherwise redeemed and the aggregate amount of investment income generated as a result of a prepayment penalty and/or acceleration fee were as follows for the years ended December 31, (in millions, except number of securities):

	2025		2024
Number of CUSIPs		5		1
Aggregate Amount of Investment Income (1)		$—		$—
(1)
Aggregate Amount of Investment Income for the year ended December 31, 2025 and 2024 was less than $1 million.

31

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2025 and 2024

Interest Income Due and Accrued

The gross, nonadmitted amounts for interest income due and accrued as of December 31, 2025 were as follows (in millions):

Interest Income Due and Accrued:

1 Gross	$12
2 Nonadmitted	—
3 Admitted	$12

As of December 31, 2025, the Company had aggregate deferred interest of $0.

As of December 31, 2025, the Company had cumulative amounts of paid-in-kind (“PIK”) interest included in the current principal balance of $1 million.

Note 4 — Related Party Information

Service Agreements

The Company is a party to service agreements with its affiliates, including, but not limited to, Brighthouse Services, LLC, that provide for a broad range of services to be rendered and facilities and equipment to be provided. Services, facilities and equipment are requested by the recipient as deemed necessary for its operations. These agreements involve cost allocation arrangements, under which the recipient pays the provider for all expenses, direct and indirect, reasonably and equitably determined to be attributable to the services, facilities and equipment provided. There are also a number of other service arrangements with affiliates pursuant to which the provider, at the request of the recipient, renders specified services for a stated fee. Income and expenses under these agreements are reflected in other income (loss) and insurance expenses and taxes (other than Federal income and capital gains taxes), respectively, on the Statutory Statements of Operations and Changes in Capital and Surplus.

Marketing, Selling and Distribution Agreements

The Company has entered into marketing and selling agreements with several affiliates (“Distributors”), in which the Distributors agree to sell, on the Company’s behalf, insurance products through authorized retailers. The Company agrees to compensate the Distributors for the sale and servicing of such insurance products in accordance with the terms of the agreements.

Reinsurance Agreements

The Company has reinsurance agreements with its parent, Brighthouse Insurance.

Information regarding the significant effects of ceded related party reinsurance included in the Statutory Statements of Operations and Changes in Capital and Surplus are as follows for the years ended December 31, (in millions):

	2025	2024
Premiums and annuity considerations	$(1,221)		$(966)
Reserve adjustments on reinsurance ceded	$288		$368
Benefit payments	$(1,350)		$(1,024)
Changes to reserves, deposit funds and other policy liabilities	$22		$(1,001)

Information regarding the significant effects of ceded related party reinsurance included in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus are as follows at December 31, (in millions):

	2025	2024
Reserves for life insurance, annuities and deposit-type contracts		$(3,111)	$(3,133)

32

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2025 and 2024

The Company has reinsurance agreements with Brighthouse Insurance to cede 100% of certain variable annuities and 100% of the living and death benefit guarantees issued in connection with variable annuities. Financial impacts recorded by the Company as a result of this agreement are as follows at December 31, (in millions):

	2025		2024
Reserves for life insurance, annuities and deposit-type contracts		$639		$766
Premiums and annuity considerations		$86		$49
Reserve adjustments on reinsurance ceded		$414		$442
Benefit payments		$426		$414

The Company has a reinsurance agreement with Brighthouse Insurance to cede 90% of certain index-linked annuity policies. Financial impacts recorded by the Company as a result of this agreement are as follows at December 31, (in millions):

	2025	2024
Reserves for life insurance, annuities and deposit-type contracts		$2,402	$2,298
Premiums and annuity considerations		$1,086	$873
Reserve adjustments on reinsurance ceded		$(702)	$(809)
Benefit payments		$898	$572

Deferred Gains on Related Party Reinsurance Agreements

The Company has entered into reinsurance agreements to cede in-force business to related parties. These agreements may result in deferred gains on reinsurance, net of income tax, which is recorded in other than special surplus fund reserve. The change in deferred gains on reinsurance is recognized as an adjustment to surplus and is reflected in other changes in capital and surplus. The rollforward of deferred gains on related party reinsurance agreements was as follows at December 31, (in millions):

	2025	2024
Balance at beginning of year	$242		$283
Capitalization of deferred gain on reinsurance	—		—
Amortization of deferred gains on reinsurance	(41)	(41)
Balance at end of year	$201		$242

Other

The Company has entered into a Limited Liability Company Agreement (the “Agreement”) with Brighthouse Investment Advisers, LLC (“Brighthouse Advisers”) and several other affiliates that are also members of Brighthouse Advisers. Among other things, the Agreement sets forth provisions for the allocation of income and losses to the members of Brighthouse Advisers, including the Company.

The Company has receivables and payables with affiliates for services necessary to conduct its business. Amounts admitted are expected to be settled within 90 days. Receivables from affiliates, included in other assets, totaled $3 million both at December 31, 2025 and 2024, respectively. Payables to affiliates, included in other liabilities, totaled $26 million and $23 million at December 31, 2025 and 2024, respectively.

Effective October 1, 2023, the Company entered into a reinsurance agreement with Brighthouse Insurance to cede 90% of Shield annuity policies written by the Company. In connection with this reinsurance agreement, the Company novated derivative assets and liabilities to Brighthouse Insurance with an estimated fair value of $194 million, accrued investment income (expense) of ($15) million, deferred premium receivable of $90 million and deferred premium payable of ($177) million. The Company recognized net realized capital gains and a corresponding decrease in net unrealized capital gains (losses) of $198 million related to the novation. The Company received cash of $92 million to settle this novation.

Note 5 — Premium and Annuity Considerations Deferred and Uncollected

Premium and annuity considerations deferred and uncollected at December 31, were as follows (in millions):

	2025				2024
Type	Gross		Net of Loading		Gross	Net of Loading
Ordinary renewal		$2		$2		$2	$2

33

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2025 and 2024

Note 6 — Reinsurance and Other Insurance Transactions

The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently retains up to $100,000 per life and reinsures 100% of amounts in excess of the amount the Company retains. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

For annuities, the Company currently reinsures to Brighthouse Insurance 100% of certain variable annuity risks or 100% of the living and death benefit guarantees issued in connection with variable annuities. Under the benefit guarantee reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. In addition, the Company currently reinsures to Brighthouse Insurance 90% of certain index-linked annuity policies.

The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company’s results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

The Company reinsures its business through a diversified group of highly rated reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, and monitors ratings and the financial strength of its reinsurers. In addition, the reinsurance recoverable balance due from each reinsurer and the recoverability of such balance is evaluated as part of this overall monitoring process. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. No single unrelated reinsurer has a material obligation to the Company nor is the Company’s business substantially dependent upon any reinsurance agreement. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

The financial statements include the impact of reinsurance. Information regarding the significant effects of related and unrelated ceded reinsurance included in the Statutory Statements of Operations and Changes in Capital and Surplus was as follows for the years ended December 31, (in millions):

	2025	2024
Premiums and annuity considerations		$(1,211)	$(959)
Reserve adjustments on reinsurance ceded	$288		$368
Benefit payments		$(1,363)	$(1,049)
Changes to reserves, deposit funds and other policy liabilities		$75	$(952)

The financial statements include the impact of reinsurance. Information regarding the significant effects of related and unrelated ceded reinsurance included in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus was as follows at December 31, (in millions):

	2025	2024
Reserves for life insurance, annuities and deposit-type contracts		$(3,942)	$(4,003)
Funds held under reinsurance treaties		$(378)	$(399)

The Company has ceded reinsurance to related and unrelated companies that are unauthorized, or not accredited to write reinsurance agreements in the domiciliary state of the Company. The unauthorized reinsurance liability is calculated to record a liability for reserve credits taken that are not fully collateralized by each unauthorized reinsurance company. The unauthorized companies provide collateral to the Company to support the ceded liabilities. The collateral provided includes but is not limited to letters of credit (“LOCs”) and trust agreements. The unauthorized liability balance for the Company was less than $1 million at both December 31, 2025 and 2024. LOCs that are provided for reinsurance agreements with unrelated companies totaled less than $1 million at both December 31, 2025 and 2024. Assets held in trust for reinsurance agreements with Brighthouse Insurance totaled $3,759 million and $3,771 million at December 31, 2025 and 2024, respectively.

34

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2025 and 2024

Deferred Gains on Reinsurance Agreements

The Company has entered into reinsurance agreements to cede in-force business to reinsurers. These agreements may result in deferred gains on reinsurance, net of income tax, which is recorded in other than special surplus fund reserve. The change in deferred gains on reinsurance is recognized as an adjustment to surplus and is reflected in other changes in capital and surplus. The rollforward of deferred gains on reinsurance agreements is as follows at December 31, (in millions):

	2025	2024
Balance at beginning of year	$502		$554
Capitalization of deferred gain on reinsurance	—		—
Amortization of deferred gains on reinsurance	(50)	(52)
Balance at end of year	$452		$502

Note 7 — Reserves for Life Contracts and Deposit-Type Contracts

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the date of death. Reserves amounting to less than $1 million at December 31, 2025, are held for surrender values in excess of the legally computed reserves. Surrender values were not promised in excess of the legally computed reserves at December 31, 2024.

The method employed in the valuation of substandard policies is identical to the method employed in the valuation of standard policies; a mean reserve method is used, but for substandard policies, the mean reserves are based on appropriate multiples of standard rates of mortality.

At December 31, 2025 and 2024, the Company had $41 million and $48 million, respectively, of insurance in-force for which the gross premiums are less than the net premiums according to the standard valuation set by the NYDFS. Direct reserves to cover the above insurance totaled less than $1 million and $1 million at December 31, 2025 and 2024, respectively.

The tabular interest has been determined by formula as described in the NAIC instructions for all traditional product types. For universal life, variable universal life, and flexible premium annuity products, accrued interest credited to the fund balances was used in the calculations of tabular interest.

The tabular interest, tabular less actual reserve released, and tabular cost have been determined by formula as described by the NAIC instructions.

For the determination of tabular interest on funds not involving life contingencies for each valuation rate of interest, the tabular interest is calculated as one hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the valuation period.

The general nature of other reserve changes are items that include reserves established as a result of asset adequacy analysis, reserves for secondary guarantees on universal life policies and General Account reserves held for variable annuity guaranteed minimum death benefits and for variable annuity guaranteed living benefits.

The details for other changes at December 31, 2025 are as follows (in millions):

			Ordinary
Item	Total	Life Insurance	Individual Annuities
Increase in Additional Actuarial reserves Asset/Liab Testing		$(20)	$—	$(20)
Increase in AAT Reserves		(115)	—	(115)
Reg 213 Stocastic Excess over Standard		45	—	45
For excess of valuation net premiums over corresponding gross premiums on respective policies		(1)	(1)	—
Reinsurance ceded	41		—	41
Total		$(50)	$(1)	$(49)

35

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2025 and 2024

Note 8 — Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

Annuities

Withdrawal characteristics of annuity actuarial reserves, deposit-type contracts and other liabilities without life or disability contingencies at December 31, were as follows (dollars in millions):

Individual Annuities:	2025
General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent of Total
Subject to discretionary withdrawal:
With market value adjustment	$251	$—	$—	$251	2.1%
At book value less current surrender charge of 5% or more (1)	194	3,451	—	3,645	30.0
At fair value	—	—	4,017	4,017	33.1
Total with market value adjustment or at fair value	445	3,451	4,017	7,913	65.2
At book value without adjustment	421	3,596	—	4,017	33.1
Not subject to discretionary withdrawal:	203	—	5	208	1.7
Total (gross)	1,069	7,047	4,022	12,138	100.0%
Reinsurance ceded	(444)	—	—	(444)
Total (net)	$625	$7,047	$4,022	$11,694
(1)
As noted in the table above, the Company had individual annuity reserves of $194 million in the General Account and $3,451 million in the Separate Account subject to discretionary withdrawals and carried at book value subject to a surrender charge of 5% or more as of December 31, 2025. These amounts include General Account reserves of $67 million and Separate Account reserves of $1,141 million for which the surrender charge will be below 5% for the first time in the year subsequent to December 31, 2025.
Individual Annuities:	2024
General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent of Total
Subject to discretionary withdrawal:
With market value adjustment	$293	$—	$—	$293	2.6%
At book value less current surrender charge of 5% or more	199	3,032	—	3,231	29.0
At fair value	—	—	4,003	4,003	35.9
Total with market value adjustment or at fair value	492	3,032	4,003	7,527	67.5
At book value without adjustment	442	2,983	—	3,425	30.7
Not subject to discretionary withdrawal:	194	—	4	198	1.8
Total (gross)	1,128	6,015	4,007	11,150	100.0%
Reinsurance ceded	(426)	—	—	(426)
Total (net)	$702	$6,015	$4,007	$10,724

36

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2025 and 2024

Deposit-Type Contracts:	2025
General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent of Total
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—
Total with market value adjustment or at fair value	—	—	—	—	—
At book value without adjustment	6	—	—	6	22.9
Not subject to discretionary withdrawal:	13	—	7	20	77.1
Total (gross)	19	—	7	26	100.0%
Reinsurance ceded	(4)	—	—	(4)
Total (net)	$15	$—	$7	$22
2024
General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent of Total
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—
Total with market value adjustment or at fair value	—	—	—	—	—
At book value without adjustment	7	—	—	7	34.8
Not subject to discretionary withdrawal:	11	—	1	12	65.2
Total (gross)	18	—	1	19	100.0%
Reinsurance ceded	(5)	—	—	(5)
Total (net)	$13	$—	$1	$14

The amounts in the tables above reflect prescribed or permitted practices that depart from NAIC SAP, see Note 1, “Summary of Significant Accounting Policies” for additional information.

Annuity actuarial reserves, deposit-type contract funds and other liabilities without life or disability contingencies at December 31, were as follows (in millions):

	2025	2024
General Account:
Annuities (excluding supplementary contracts with life contingencies)	$569	$654
Supplementary contracts with life contingencies	56	48
Deposit-type contracts	15	13
Subtotal	640	715
Separate Account:
Annuities (excluding supplementary contracts)	11,064	10,018
Supplementary contracts with life contingencies	5	4
Other deposit-type contracts	7	1
Total	$11,716	$10,738

37

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2025 and 2024

Life

Withdrawal characteristics of life actuarial reserves were as follows at December 31, were as follows (dollars in millions):

	2025
	General Account				Separate Account — Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal:
Term policies with cash value	$—	$—		$—	$—	$—	$—
Universal life	3	3		3	—	—	—
Universal life with secondary guarantees	—	—		5	—	—	—
Indexed universal life	17	17		32	—	—	—
Indexed universal life with secondary guarantees	—	—		—	—	—	—
Indexed life	—	—		—	—	—	—
Other permanent cash value life	—	2		4	—	—	—
Variable life	—	—		—	—	—	—
Variable universal life	—	—		—	—	—	—
Miscellaneous reserves	—	—		—	—	—	—
Not subject to discretionary withdrawal:
Term policies without cash value	XXX	XXX		987	XXX	XXX	—
Accidental death benefits	XXX	XXX		—	XXX	XXX	—
Disability — active lives	XXX	XXX		8	XXX	XXX	—
Disability — disabled lives	XXX	XXX		7	XXX	XXX	—
Miscellaneous reserves	XXX	XXX		—	XXX	XXX	—
Total (gross: direct + assumed)	20	22		1,046	—	—	—
Reinsurance ceded	3	3		895	—	—	—
Total (Net)	$17	$19		$151	$—	$—	$—
	2024
	General Account				Separate Account — Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal:
Term policies with cash value	$—	$—		$—	$—	$—	$—
Universal life	3	3		3	—	—	—
Universal life with secondary guarantees	—	—		6	—	—	—
Indexed universal life	9	9		17	—	—	—
Indexed universal life with secondary guarantees	—	—		—	—	—	—
Indexed life	—	—		—	—	—	—
Other permanent cash value life	—	1		3	—	—	—
Variable life	—	—		—	—	—	—
Variable universal life	—	—		—	—	—	—
Miscellaneous reserves	—	—		—	—	—	—
Not subject to discretionary withdrawal:
Term policies without cash value	XXX	XXX		1,029	XXX	XXX	—
Accidental death benefits	XXX	XXX		—	XXX	XXX	—
Disability — active lives	XXX	XXX		8	XXX	XXX	—
Disability — disabled lives	XXX	XXX		7	XXX	XXX	—
Miscellaneous reserves	XXX	XXX		1	XXX	XXX	—
Total (gross: direct + assumed)	12	13		1,074	—	—	—
Reinsurance ceded	3	3		933	—	—	—
Total (Net)	$9	$10		$141	$—	$—	$—

38

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2025 and 2024

Life actuarial reserves at December 31, were as follows (in millions):

	2025	2024
General Account:
Life insurance	$136	$125
Accidental death benefits	—	—
Active lives	8	8
Disability — disabled lives	7	7
Miscellaneous reserves	—	1
Subtotal	151	141
Separate Account:
Life insurance	—	—
Accident and health contracts	—	—
Miscellaneous reserves	—	—
Total	$151	$141

Note 9 — Separate Accounts

The Company utilizes Separate Accounts to support and record segregated assets and liabilities related to variable and certain index-linked annuities. Separate Account assets and liabilities for variable annuities represent segregated funds which are administered for clients. Investment risks associated with market value changes are generally borne by the policyholders, except to the extent of the minimum guarantees made by the Company with respect to variable annuities. The assets related to variable annuities are carried at estimated fair value. For index-linked annuities where investment risks are shared between policyholders and the Company, assets are generally carried at amortized cost.

At December 31, 2025 and 2024, the Company’s Separate Account assets that are legally insulated from the General Account claims were $4,058 million and $4,040 million, respectively. The assets consist of certain mutual funds. The liabilities consist of reserves established to meet withdrawal and future benefit payment contractual provisions.

39

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2025 and 2024

Information regarding the Separate Accounts at December 31, was as follows (in millions):

	Nonindexed Guarantee
	Less than/Equal to 4%
	2025	2024
Premiums, considerations or deposits	$1,193	$957
Reserves at December 31
For accounts with assets at:
Fair value	$—	$—
Amortized cost	7,047	6,015
Total reserves	$7,047	$6,015
By withdrawal characteristics:
With market value adjustment	$—	$—
At book value without market value adjustment and with current surrender charge of 5% or more	3,451	3,033
At fair value	—	—
At book value without market value adjustment and with current surrender charge less than 5%	3,596	2,982
Subtotal	7,047	6,015
Not subject to discretionary withdrawal	—	—
Total reserves	$7,047	$6,015
	Nonguaranteed Separate Accounts
	2025	2024
Premiums, considerations or deposits	$88	$47
Reserves at December 31
For accounts with assets at:
Fair value	$4,029	$4,008
Amortized cost	—	—
Total reserves	$4,029	$4,008
By withdrawal characteristics:
With market value adjustment	$—	$—
At book value without market value adjustment and with current surrender charge of 5% or more	—	—
At fair value	4,017	4,003
At book value without market value adjustment and with current surrender charge less than 5%	—	—
Subtotal	4,017	4,003
Not subject to discretionary withdrawal	12	5
Total reserves	$4,029	$4,008

40

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2025 and 2024

Reconciliation of net transfers to/from Separate Accounts of the Company for the years ended December 31, were as follows (in millions):

	2025	2024
Transfers to Separate Accounts	$1,281	$1,003
Transfers from Separate Accounts	1,468	1,061
Net transfers to Separate Accounts	(187)	(58)
Reconciling difference	—	—
Transfers as reported in the statements of operations of the General Account	$(187)	$(58)

Note 10 — Federal Income Tax

The Company’s Federal income tax return is consolidated with the following entities:

Brighthouse Financial Inc
Brighthouse Holdings LLC
Brighthouse Securities LLC
Brighthouse Services LLC
Brighthouse Assignment Company
Brighthouse Life Insurance Company
Brighthouse Reinsurance Company of Delaware
New England Life Insurance Company

Federal income tax expense has been calculated in accordance with the provisions of the Code.

The components of net DTA and DTL consisted of the following, at December 31, (in millions):

	2025				2024
	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross DTA	$194	$18		$212	$218	$9	$227
Less: Statutory valuation allowance adjustments	—	—		—	—	—	—
Adjusted gross DTA	194	18		212	218	9	227
Less: DTA nonadmitted	140	18		158	123	8	131
Subtotal net admitted DTA	54	—		54	95	1	96
Less; DTL	43	—		43	69	—	69
Net admitted DTA/(Net DTL)	$11	$—		$11	$26	$1	$27
Change
Ordinary	Capital	Total
Gross DTA	$(24)	$9	$(15)
Statutory valuation allowance adjustments	—	—	—
Adjusted gross DTA	(24)	9	(15)
DTA nonadmitted	17	10	27
Subtotal net admitted DTA	(41)	(1)	(42)
DTL	(26)	—	(26)
Net admitted DTA/(Net DTL)	$(15)	$(1)	$(16)

41

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2025 and 2024

The amount of each result or component of the calculation for SSAP No. 101, Income Taxes (“SSAP 101”), at December 31, (dollars in millions):

	2025					2024
	Ordinary		Capital	Total	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks		$—		$—	$—	$—		$—	$—
Adjusted gross DTA expected to be realized (excluding the amount of DTA from above) after application of the threshold limitation (the lesser of 1 and 2 below)		11		—	11	26		1	27
1. Adjusted gross DTA expected to be realized following the balance sheet date		11		—	11	26		1	27
2. Adjusted gross DTA allowed per limitation threshold		XXX		XXX	116	XXX		XXX	101
Adjusted gross DTA (excluding the amount of DTA from above) offset by gross DTL	43		—		43	69	—		69
DTA admitted as the result of application of SSAP 101 total		$54		$—	$54	$95		$1	$96
	Change
	Ordinary		Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks		$—		$—	$—
Adjusted gross DTA expected to be realized (excluding the amount of DTA from above) after application of the threshold limitation (the lesser of 1 and 2 below)		(15)		(1)	(16)
1. Adjusted gross DTA expected to be realized following the balance sheet date		(15)		(1)	(16)
2. Adjusted gross DTA allowed per limitation threshold		XXX		XXX	15
Adjusted gross DTA (excluding the amount of DTA from above) offset by gross DTL	(26)		—		(26)
DTA admitted as the result of application of SSAP 101 total		$(41)		$(1)	$(42)

42

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2025 and 2024

	December 31, 2025	December 31, 2024
RBC percentage used to determine recovery period and threshold limitation amount		4458%	3629%
Amount of total adjusted capital used to determine recovery period and threshold limitation		$833	$727

Impact of Tax Planning Strategies

Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by tax character as a percentage.

December 31, 2025
Ordinary	Capital
Adjusted gross DTA	$194	$18
Percentage of adjusted gross DTA by tax character attributable to the impact of tax planning strategies.	78%	—%
Net admitted adjusted gross DTA	$54	$—
Percentage of net admitted adjusted gross DTA by tax character admitted because of the impact of tax planning strategies	19%	—%
December 31, 2024
Ordinary	Capital
Adjusted gross DTA	$218	$9
Percentage of adjusted gross DTA by tax character attributable to the impact of tax planning strategies.	68%	—%
Net admitted adjusted gross DTA	$95	$1
Percentage of net admitted adjusted gross DTA by tax character admitted because of the impact of tax planning strategies	—%	—%
Change
Ordinary	Capital
Adjusted gross DTA	$(24)	$9
Percentage of adjusted gross DTA by tax character attributable to the impact of tax planning strategies.	10%	—%
Net admitted adjusted gross DTA	$(41)	$(1)
Percentage of net admitted adjusted gross DTA by tax character admitted because of the impact of tax planning strategies	19%	—%

Management does not believe the Company will be able to utilize the DTA in the future without any tax planning strategies.

The Company’s tax planning strategies do not include the use of reinsurance.

All DTL were recognized as of December 31, 2025 and December 31, 2024.

Current income tax incurred (benefit) for the years ended December 31, consisted of the following major components (in millions):

	2025	2024
1. Current Income Tax
(a) Federal	$33	$(3)
(b) Foreign	—	—
(c) Subtotal (1a + 1b)	33	(3)
(d) Federal Income tax on net capital gains	—	(2)
(e) Utilization of capital loss carry-forwards	—	—
(f) Other	—	—
(g) Federal and foreign income taxes incurred (1c+1d+1e+1f)	$33	$(5)

43

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2025 and 2024

The changes in the main components of deferred income tax amounts at December 31, were as follows (in millions):

	2025	2024	Change
2. Deferred Tax Assets
(a) Ordinary:
(1) Discounting of unpaid losses	$—	$—		$—
(2) Unearned premium reserve	—	—		—
(3) Policyholder reserves	21	34		(13)
(4) Investments	21	30		(9)
(5) Deferred acquisition costs	12	11		1
(6) Policyholder dividends accrual	—	—		—
(7) Fixed assets	—	—		—
(8) Compensation and benefits accrual	—	—		—
(9) Pension accrual	—	—		—
(10) Receivables — nonadmitted	—	—		—
(11) Net operating loss carryforward	108	109		(1)
(12) Tax credit carryforwards	6	8		(2)
(13) Other	26	26		—
(99) Subtotal (sum of 2a1 through 2a13)	194	218		(24)
(b) Statutory valuation allowance adjustment	—	—		—
(c) Nonadmitted	140	123		17
(d) Admitted ordinary deferred tax assets (2a99 - 2b - 2c)	54	95		(41)
(e) Capital:
(1) Investments	18	9		9
(2) Net capital loss carry-forward	—	—		—
(3) Real estate	—	—		—
(4) Other	—	—		—
(99) Subtotal (2e1+2e2+2e3+2e4)	18	9		9
(f) Statutory valuation allowance adjustment		—
(g) Nonadmitted	18	8		10
(h) Admitted capital deferred tax assets (2e99‑2f‑2g)	—	1		(1)
(i) Admitted deferred tax assets (2d+2h)	$54	$96		$(42)
3. Deferred Tax Liabilities
(a) Ordinary:
(1) Investments	$42	$66		$(24)
(2) Fixed assets	—	—		—
(3) Deferred and uncollected premiums	1	1		—
(4) Policyholder reserves	—	2		(2)
(5) Other	—	—		—
(99) Subtotal (3a1+3a2+3a3+3a4+3a5)	43	69		(26)
(b) Capital:
(1) Investments	—	—		—
(2) Real estate	—	—		—
(3) Other	—	—		—
(99) Subtotal (3b1+3b2+3b3)	—	—		—
(c) Deferred tax liabilities (3a99+3b99)	43	69		(26)
4. Net deferred tax assets/liabilities (2i - 3c)	$11	$27		(16)
Change in nonadmitted deferred tax assets				27
Tax effect of unrealized gains (losses)				11
Change in net deferred tax assets				$22

44

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2025 and 2024

	2024	2023	Change
2. Deferred Tax Assets
(a) Ordinary:
(1) Discounting of unpaid losses	$—	$—		$—
(2) Unearned premium reserve	—	—		—
(3) Policyholder reserves	34	11		23
(4) Investments	30	53		(23)
(5) Deferred acquisition costs	11	4		7
(6) Policyholder dividends accrual	—	—		—
(7) Fixed assets	—	—		—
(8) Compensation and benefits accrual	—	—		—
(9) Pension accrual	—	—		—
(10) Receivables — nonadmitted	—	—		—
(11) Net operating loss carryforward	109	99		10
(12) Tax credit carryforwards	8	8		—
(13) Other	26	28		(2)
(99) Subtotal (sum of 2a1 through 2a13)	218	203		15
(b) Statutory valuation allowance adjustment	—	—		—
(c) Nonadmitted	123	97		26
(d) Admitted ordinary deferred tax assets (2a99 - 2b - 2c)	95	106		(11)
(e) Capital:
(1) Investments	9	6		3
(2) Net capital loss carry-forward	—	—		—
(3) Real estate	—	—		—
(4) Other	—	—		—
(99) Subtotal (2e1+2e2+2e3+2e4)	9	6		3
(f) Statutory valuation allowance adjustment	—	—		—
(g) Nonadmitted	8	6		2
(h) Admitted capital deferred tax assets (2e99‑2f‑2g)	1	—		1
(i) Admitted deferred tax assets (2d+2h)	$96	$106		$(10)
3. Deferred Tax Liabilities
(a) Ordinary:
(1) Investments	$66	$63		$3
(2) Fixed assets	—	—		—
(3) Deferred and uncollected premiums	1	1		—
(4) Policyholder reserves	2	9		(7)
(5) Other	—	—		—
(99) Subtotal (3a1+3a2+3a3+3a4+3a5)	69	73		(4)
(b) Capital:
(1) Investments	—	—		—
(2) Real estate	—	—		—
(3) Other	—	—		—
(99) Subtotal (3b1+3b2+3b3)	—	—		—
(c) Deferred tax liabilities (3a99+3b99)	69	73		(4)
4. Net deferred tax assets/liabilities (2i - 3c)	$27	$33		$(6)
Change in nonadmitted deferred tax assets				28
Tax effect of unrealized gains (losses)				14
Change in net deferred tax assets				$36

45

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2025 and 2024

The Company had net operating loss carryforwards of the following at December 31, 2025 (in millions):

Year of expiration	Net Operating Loss Carryforwards
Indefinite	$516

The Company had no capital loss carryforwards at December 31, 2025.

The Company had tax credit carryforwards of the following at December 31, 2025 (in millions):

Year of Expiration	Tax Credit Carryforwards
2028‑2033		$6

The Company had no Federal income taxes available at December 31, 2025 for recoupment in the event of future net losses.

The Company had no deposits at December 31, 2025 under Section 6603 of the Code.

The provision for Federal income taxes incurred is different from that which would be obtained by applying the statutory Federal income tax rate to net gain from operations after dividends to policyholders and before Federal income tax. The significant items causing the difference for the years ended December 31, were as follows (in millions):

	2025	2024
Net gain (loss) from operations after dividends to policyholders and before Federal income tax @ 21%	$29	$(28)
Net realized capital gains (losses) @ 21%	(5)	—
Tax effect of:
Reinsurance Ceding Commission	(10)	(10)
Tax credits	(1)	(1)
Separate Account dividend received deduction	(1)	(1)
Separate Account Unrealized Gains/Losses	(1)	—
Prior years adjustments and accruals	—	(1)
Interest maintenance reserve	—	—
Other	—	—
Change in nonadmitted assets	—	—
Tax exempt income	—	—
Valuation allowance	—	—
Total statutory income taxes (benefit)	$11	$(41)
Federal and foreign income taxes incurred including tax on realized capital gains	$33	$(5)
Change in net DTA	(22)	(36)
Prior years adjustments in surplus	—	—
Total statutory income taxes (benefit)	$11	$(41)

The Company is subject to examination by the Internal Revenue Service and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to federal, state or local income tax examinations for years prior to 2017. Management believes it has established adequate tax liabilities, and final resolution of any audit for the years 2017 and forward is not expected to have a material impact on the Company’s financial statements.

The Consolidating Companies are parties to a tax sharing agreement (and related supplements) which allocates tax liability in accordance with the Internal Revenue Code, pursuant to which members shall receive reimbursement to the extent that their tax attributes result in a reduction of the tax liability of the consolidated group.

At December 31, 2025, the Company had no liability for unrecognized tax benefits, computed in accordance with SSAP No. 5R, Liabilities, Contingencies, and Impairments of Assets (“SSAP 5R”).

46

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2025 and 2024

The Company’s liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time.

The Company recorded less than $1 million of interest expense (benefit) (net of Federal tax benefit (cost)) in Federal and foreign income taxes incurred, related to unrecognized tax benefits for the years ended December 31, 2025 and 2024. The Company had no accrual and less than $1 million accrued for the payment of interest at December 31, 2025 and 2024, respectively.

As of December 31, 2025, the Company is a nonapplicable reporting entity for Corporate Alternative Minimum Tax (“CAMT”) purposes.

Note 11 — Capital and Surplus

The portion of unassigned surplus (deficit) represented (or reduced) by each item below at December 31, was as follows (in millions):

	2025	2024
Unrealized capital gains (losses)		$105	$66
Nonadmitted asset values		$(158)	$(132)
Provision for reinsurance		$—	$—
Asset valuation reserve		$(60)	$(55)

Dividend Restrictions

Under New York State Insurance Law, the Company, without prior insurance regulatory clearance, to pay stockholder dividends to Brighthouse Insurance in any calendar year based on either of two standards. Under one standard, the Company is permitted, without prior insurance regulatory clearance, to pay dividends out of earned surplus (defined as positive unassigned funds (surplus), excluding 85% of the change in net unrealized capital gains or losses (less capital gains tax), for the immediately preceding calendar year), in an amount up to the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year, or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains), not to exceed 30% of surplus to policyholders as of the end of the immediately preceding calendar year. In addition, under this standard, the Company may not, without prior insurance regulatory clearance, pay any dividends in any calendar year immediately following a calendar year for which its net gain from operations, excluding realized capital gains, was negative. Under the second standard, if dividends are paid out of other than earned surplus, the Company may, without prior insurance regulatory clearance, pay an amount up to the lesser of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year, or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). In addition, the Company will be permitted to pay a dividend to Brighthouse Insurance in excess of the amounts allowed under both standards only if it files notice of its intention to declare such a dividend and the amount thereof with the New York Superintendent of Financial Services (the “Superintendent”) and the Superintendent either approves the distribution of the dividend or does not disapprove the dividend within 30 days of its filing. Based on amounts at December 31, 2025, the Company could pay its parent a stockholder dividend in 2026 of $78 million without required prior approval of the Superintendent.

Note 12 — Other Commitments and Contingencies

Insolvency Assessments

Most of the jurisdictions in which the Company is admitted to transact business require life insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

New York, the only jurisdiction in which the Company is admitted to transact business requires life insurers doing business within the jurisdiction to participate in the New York Life Insurance Guaranty Corporation, which is organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed life insurers. This corporation levies assessments, up to prescribed limits, on all member insurers in the state on the basis of: (1) the proportionate share of the New York premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged

47

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2025 and 2024

and (2) the proportionate share of New York assets held by member insurers. The corporation permits member insurers to recover a limited portion of assessments paid through premium tax offsets.

As of both December 31, 2025 and 2024, the Company had a liability for retrospective premium-based guaranty fund assessments and an asset for the related premium tax offset, each of less than $1 million. The periods over which the guaranty fund assessments are expected to be paid and the periods the related premium tax offsets are expected to be realized are unknown at this time.

The change in the guaranty asset balance is less than $1 million which reflects estimated premium tax offsets for Executive Life of New York based on revised estimated cost information provided by The National Organization of Life and Health Guaranty Associations.

No assessments were levied against the Company for the year ended December 31, 2025 and 2024.

It is possible that a large catastrophic event could render such guaranty funds inadequate and the Company may be called upon to contribute additional amounts, which may have a material impact on its financial condition or results of operations in a particular period. The Company has established liabilities for guaranty fund assessments which it considers adequate for assessments with respect to insurers that are currently subject to insolvency proceedings, but additional liabilities may be necessary.

Litigation

Sales Practice Claims and Regulatory Matters. Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, or other products issued by the Company. The Company vigorously defends against the claims in these matters.

Summary. Various litigations, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company’s financial statements, have arisen in the course of the Company’s business, including, but not limited to, in connection with its activities as an insurer, investor or taxpayer. The Company also receives and responds to subpoenas or other inquiries seeking a broad range of information from various state and federal regulators, agencies and officials. The issues involved in information requests and regulatory matters vary widely and can include inquiries or investigations concerning the Company’s compliance with applicable insurance and other laws and regulations. The Company cooperates in these inquiries.

It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, may be sought. Although, in light of these considerations, it is possible that an adverse outcome in certain cases could have a material effect upon the Company’s financial position, based on information currently known by the Company’s management, in its opinion, the outcomes of pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts that may be sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company’s net income or cash flows in any particular period.

Other Contingencies

As with litigation and regulatory loss contingencies, the Company considers establishing liabilities for certain nonlitigation loss contingencies when assertions are made involving disputes or other matters with counterparties to contractual arrangements entered into by the Company, including with third-party vendors. The Company establishes liabilities for such non-litigation loss contingencies when it is probable that a loss will be incurred and the amount of the loss can be reasonably estimated. In matters where it is not probable, but is reasonably possible that a loss will be incurred and the amount of loss can be reasonably estimated, such losses or range of losses are disclosed, and no accrual is made. In the absence of sufficient information to support an assessment of the reasonably possible loss or range of loss, no accrual is made and no loss or range of loss is disclosed.

48

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2025 and 2024

Commitments to Fund Partnership Investments and Private Corporate Bond Investments

The Company makes commitments to fund partnership investments and to lend funds under private corporate bond investments in the normal course of business. The Company did not have unfunded commitments for the years ended December 31, 2025 and 2024.

Mortgage Loan Commitments

The Company commits to lend funds under mortgage loan commitments. The Company did not have mortgage loan commitments for the years ended December 31, 2025 and 2024.

Financial Guarantees

At December 31, 2025, the Company was obligor under the following guarantees and indemnities (in millions):

(1) Nature and circumstances of guarantee and key attributes, including date and duration of agreement	(2) Liability recognition of guarantee. (Include amount recognized at inception. If no initial recognition, document exception allowed under SSAP 5R.)	(3) Ultimate financial statement impact if action under the guarantee is required.	(4) Maximum potential amount of future payments (undiscounted) the guarantor could be required to make under the guarantee. If unable to develop an estimate, this should be specifically noted.	(5) Current status of payment or performance risk of guarantee. Also provide additional discussion as warranted.
The Company is obligated to indemnify the proprietary mutual fund, offered by the Separate Accounts, and the fund’s directors and officers as provided in certain Participation Agreements.	Intercompany and related party guarantees that are considered “unlimited” and as such are excluded from recognition.	Expense

Since this obligation is not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future.

The Company has made no payments on the guarantee since inception.

The Company has provided certain indemnities, guarantees and/or commitments to affiliates and third parties in the ordinary course of its business. In the context of acquisitions, dispositions, investments and other transactions, the Company has provided indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company.

	No liability has been established as the indemnification is for future events for which neither a probability of occurrence nor a reasonable estimate can be established at this time.	Expense

Since this obligation is not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future.

The Company has made no payments on the guarantee since inception.
The Company indemnifies its directors and officers as provided in its charters and by-laws.	No liability has been established as the indemnification is for future events for which neither a probability of occurrence nor a reasonable estimate can be established at this time.	Expense

Since this obligation is not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future.

The Company has made no payments on the guarantee since inception.

49

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2025 and 2024

(1) Nature and circumstances of guarantee and key attributes, including date and duration of agreement	(2) Liability recognition of guarantee. (Include amount recognized at inception. If no initial recognition, document exception allowed under SSAP 5R.)	(3) Ultimate financial statement impact if action under the guarantee is required.	(4) Maximum potential amount of future payments (undiscounted) the guarantor could be required to make under the guarantee. If unable to develop an estimate, this should be specifically noted.	(5) Current status of payment or performance risk of guarantee. Also provide additional discussion as warranted.
The Company indemnifies its agents for liabilities incurred as a result of their representation of the Company’s interests.	No liability has been established as the indemnification is for future events for which neither a probability of occurrence nor a reasonable estimate can be established at this time.	Expense

Since this obligation is not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future.

The Company has made no payments on the guarantee since inception.
Total	$ —		$ —

At December 31, 2025, the Company’s aggregate compilation of guarantee obligations was $0.

Note 13 — Retained Assets

The Company’s retained asset account, known as the Total Control Account (“TCA”), was a settlement option or method of payment that was used for amounts due under life insurance and annuity contracts. TCAs are no longer offered as a settlement option and only existing TCAs remain. The TCA Customer Agreement provided to each accountholder is a contract that is supplementary to the insurance or annuity contract. TCAs are reported in the Annual Statement as amounts on deposit for ordinary supplementary contracts not involving life contingencies.

Each TCA has a guaranteed minimum annual effective interest rate. Guaranteed minimum interest rates for TCAs that remained open during calendar year 2025 were 3.0%, 1.5% or 0.5% depending on the age and origin of the account. In addition to the guaranteed minimum interest rate, the Company also agrees in the TCA Customer Agreement to credit interest at rates that will always be the greater of the guaranteed rate or the rate established by one of two market indices. During calendar year 2025, all TCAs received interest of at least the account’s guaranteed minimum annual effective interest rate.

The Company’s TCA business is 100% reinsured with MetLife Services and Solutions, LLC.

The Company’s TCA in-force, categorized by age, at December 31, were as follows (in millions, except number of asset accounts):

	In Force
	2025			2024
	Number	Balance		Number	Balance
Up to and including 12 Months	—		$—		—	$—
13 to 24 Months	—		—		—	—
25 to 36 Months	—		—		—	—
37 to 48 Months	—		—		—	—
49 to 60 Months	—		—		—	—
Over 60 Months	31	4			37	5
Total	31			$4	37		$5

50

Brighthouse Life Insurance Company of NY

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2025 and 2024

A reconciliation of the Company’s TCA for the year ended December 31, 2025 was as follows (in millions, except number of asset accounts):

	Individual
	Number	Balance/Amount
Beginning of year	37	$5
Accounts issued/added	—	—
Investment earnings credited	N/A	—
Fees and other charges assessed*	N/A	—
Transferred to state unclaimed property funds	—	—
Closed/withdrawn	6	1
End of year	31		$4
*
Fees and other charges assessed may also include other account adjustments.

Note 14 — Subsequent Events

The Company has evaluated events subsequent to December 31, 2025 through April 6, 2026, which is the date these financial statements were available to be issued, and has determined there are no material subsequent events requiring adjustment to or disclosure in the financial statements.

51

Brighthouse Life Insurance Company of NY

Table of Contents to Statutory Supplemental Schedules

Description	Page
SCHEDULE 1
Statutory Selected Financial Data As of and for the Year Ended December 31, 2025	53
SCHEDULE 2
Supplemental Investment Risks Interrogatories As of and for the Year Ended December 31, 2025	56
SCHEDULE 3
Statutory Summary Investment Schedule As of and for the Year Ended December 31, 2025	61
SCHEDULE 4
Reinsurance Contracts With Risk-Limiting Features As of and for the Year Ended December 31, 2025	64

52

Brighthouse Life Insurance Company of NY

SCHEDULE 1

Statutory Selected Financial Data
As of and for the Year Ended December 31, 2025

Investment Income Earned
U.S. government bonds	$2,955,840
Other bonds (unaffiliated)	60,197,031
Bonds of affiliates	—
Preferred stocks (unaffiliated)	27,164
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	—
Common stocks of affiliates	—
Mortgage loans	6,501,878
Real estate	—
Contract loans	11,484
Cash and cash equivalents	10,818,761
Derivative instruments	295,621
Other invested assets	971,119
Aggregate write-ins for investment income	(1,269)
Gross investment income	$81,777,629
Real Estate Owned — Book Value Less Encumbrances	$—
Mortgage Loans — Book Value
Agricultural mortgages	$41,391,123
Residential mortgages	—
Commercial mortgages	119,679,887
Total mortgage loans	$161,071,010
Mortgage Loans by Standing — Book Value
Good standing	$156,571,010
Good standing with restructured terms	$—
Interest overdue more than three months, not in foreclosure	$4,500,000
Foreclosure in process	$—
Other Long Term Invested Assets — Statement Value	$26,298,006
Bonds and Stocks of Parents, Subsidiaries and Affiliates — Book Value:
Bonds	$—
Preferred Stocks	$—
Common Stocks	$—
Bonds by Class and Maturity:
Bonds by Maturity — Statement Value
Due within one year or less	$261,278,959
Over 1 year through 5 years	525,846,015
Over 5 years through 10 years	329,194,899
Over 10 years through 20 years	281,391,321
Over 20 years	244,033,703
No maturity date	—
Total by Maturity	$1,641,744,897

53

Brighthouse Life Insurance Company of NY

SCHEDULE 1

Statutory Selected Financial Data — (continued)
As of and for the Year Ended December 31, 2025

Bond by Class — Statement Value
Class 1	$1,220,255,862
Class 2	390,879,456
Class 3	18,758,215
Class 4	8,334,977
Class 5	3,516,387
Class 6	—
Total by Class	$1,641,744,897
Total Bonds Publicly Traded	$1,131,364,395
Total Bonds Privately Placed	$510,380,502
Preferred Stocks — Book/Adjusted Carrying Value	$1,406,429
Common Stocks — Fair Value	$—
Short Term Investments — Book/Adjusted Carrying Value	$—
Options, Caps and Floors Owned — Book/Adjusted Carrying Value	$273,968,701
Options, Caps and Floors Written and In-force — Book/Adjusted Carrying Value	$(12,042,292)
Collar, Swap and Forward Agreements Open — Book/Adjusted Carrying Value	$7,727,966
Futures Contracts Open — Book/Adjusted Carrying Value	$(69,519)
Cash on Deposit	$109,279,252
Life Insurance In-Force (000’s)
Industrial	$—
Ordinary	$509,718
Credit Life	$—
Group Life	$—
Amount of Accidental Death Insurance In-Force Under Ordinary Policies (000’s)	$50
Life Insurance Policies with Disability Provisions In-Force (000’s)
Industrial	$—
Ordinary	$3,915,713
Credit Life	$—
Group Life	$—
Ordinary — Not Involving Life Contingencies
Amount on Deposit	$22,025,782
Income Payable	$4,265,328
Ordinary — Involving Life Contingencies
Income Payable	$12,730,895
Group — Not Involving Life Contingencies
Amount on Deposit	$—
Income Payable	$—
Group — Involving Life Contingencies
Income Payable	$—

54

Brighthouse Life Insurance Company of NY

SCHEDULE 1

Statutory Selected Financial Data — (continued)
As of and for the Year Ended December 31, 2025

Annuities:
Ordinary
Immediate — Amount of Income Payable	$11,858,518
Deferred — Fully Paid Account Balance	$437,488,143
Deferred — Not Fully Paid Account Balance	$11,570,164,526
Group
Amount of Income Payable	$—
Fully Paid Account Balance	$—
Not Fully Paid Account Balance	$—
Accident and Health Insurance — Premiums In-Force:
Ordinary	$—
Group	$—
Credit	$—
Deposit Funds and Dividend Accumulations:
Deposit Funds — Account Balance	$—
Dividend Accumulations — Account Balance	$—
Claim Payments For The Year Ended December 31, 2025 (000’s):
Group Accident and Health
2025	$—
2024	$—
2023	$—
2022	$—
2021	$—
Prior	$—
Other Accident & Health
2025	$—
2024	$—
2023	$—
2022	$—
2021	$—
Prior	$—
Other Coverages that use developmental methods to calculate claim reserves
2025	$—
2024	$—
2023	$—
2022	$—
2021	$—
Prior	$—

55

Brighthouse Life Insurance Company of NY

SCHEDULE 2

Supplemental Investment Risks Interrogatories

Supplement for the year 2025 of the Brighthouse Life Insurance Company of NY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES

For the year ended December 31, 2025
(To be filed by April 1)
Of The Brighthouse Life Insurance Company of NY
Address (City, State and Zip Code) New York, NY 10017

NAIC Group Code…..4932	NAIC Company Code…..60992	Federal Employer’s Identification Number (FEIN)…..13‑3690700

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity’s total admitted assets held in that category of investments.

1. Reporting entity’s total admitted assets as reported on Page 2 of this annual statement.	$2,807,904,761
2. Ten largest exposures to a single issuer/borrower/investment.
	1			2	3	4
					Percentage of Total
	Issuer	Description of Exposure	Amount	Admitted Assets
2.01	MORGAN STANLEY & CO INTERNATIONAL PLC		Derivatives	$189,303,017	6.7%
2.02	FEDERAL HOME LOAN MORTGAGE CORPORATION		Bonds	$110,086,597	3.9%
2.03	FEDERAL NATIONAL MORTGAGE ASSOCIATION		Bonds	$50,985,401	1.8%
2.04	JPMORGAN CHASE BANK NA		Derivatives	$39,187,061	1.4%
2.05	A/R Retail LLC A/R Garage LLC and Colum		Commercial Loans	$17,245,231	0.6%
2.06	Bellevue Place Office LLC		Commercial Loans	$15,317,259	0.5%
2.07	1919 Street LLC		Commercial Loans	$13,460,345	0.5%
2.08	CARGILL INC		Bonds	$11,989,906	0.4%
2.09	JPMORGAN CHASE & CO		Bonds	$11,497,130	0.4%
2.10	BNP PARIBAS SA		Derivatives	$11,413,744	0.4%
3. Amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC designation.
	Bonds	1	2
3.01	NAIC 1	$1,220,255,862	43.5%
3.02	NAIC 2	$390,879,456	13.9%
3.03	NAIC 3	$18,758,215	0.7%
3.04	NAIC 4	$8,334,977	0.3%
3.05	NAIC 5	$3,516,387	0.1%
3.06	NAIC 6	$0	0.0%
	Preferred Stocks	3	4
3.07	NAIC 1	$0	0.0%
3.08	NAIC 2	$0	0.0%
3.09	NAIC 3	$0	0.0%
3.10	NAIC 4	$0	0.0%
3.11	NAIC 5	$1,406,429	0.1%
3.12	NAIC 6	$0	0.0%
4. Assets held in foreign investments:
4.01	Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets?		Yes [ ] No [ X ]
	If response to 4.01 above is yes, responses are not required for interrogatories 5‑10.
4.02	Total admitted assets held in foreign investments	$375,733,131	13.4%
4.03	Foreign-currency-denominated investments	$61,099,971	2.2%
4.04	Insurance liabilities denominated in that same foreign currency	$0	0.0%
5. Aggregate foreign investment exposure categorized by NAIC sovereign designation:
		1	2
5.01	Countries designated NAIC‑1	$374,303,470	13.3%
5.02	Countries designated NAIC‑2	$1,429,662	0.1%
5.03	Countries designated NAIC‑3 or below	$0	0.0%

56

Brighthouse Life Insurance Company of NY

SCHEDULE 2

Supplemental Investment Risks Interrogatories — (continued)

6. Largest foreign investment exposures by country, categorized by the country’s NAIC sovereign designation:
	Countries designated NAIC‑1:	1	2
6.01	Country 1: United Kingdom	$263,406,635	9.4%
6.02	Country 2: Australia	$28,298,203	1.0%
	Countries designated NAIC-2:
6.03	Country 1: Mexico	$1,429,662	0.1%
6.04	Country 2:	$0	0.0%
	Countries designated NAIC-3 or below:
6.05	Country 1:	$0	0.0%
6.06	Country 2:	$0	0.0%
	1	2
7. Aggregate unhedged foreign currency exposure	$0	0.0%
8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign designation:
		1			2
8.01	Countries designated NAIC‑1		$0	0.0%
8.02	Countries designated NAIC‑2		$0	0.0%
8.03	Countries designated NAIC‑3 or below		$0	0.0%
9. Largest unhedged foreign currency exposures by country, categorized by the country’s NAIC sovereign designation:
	Countries designated NAIC‑1:	1		2
9.01	Country 1:		$0	0.0%
9.02	Country 2:		$0	0.0%
	Countries designated NAIC-2:
9.03	Country 1:		$0	0.0%
9.04	Country 2:		$0	0.0%
	Countries designated NAIC-3 or below:
9.05	Country 1:		$0	0.0%
9.06	Country 2:		$0	0.0%
10. Ten largest non-sovereign (i.e. non-governmental) foreign issues:
1	2
Issuer	NAIC Designation	3	4
10.01	MORGAN STANLEY & CO INTERNATIONAL PLC	1	$189,303,017	6.7%
10.02	BNP PARIBAS SA	1	$11,413,744	0.4%
10.03	GOLDMAN SACHS INTERNATIONAL	1	$11,069,607	0.4%
10.04	SIEMENS AG	1D	$10,955,296	0.4%
10.05	FGP TOPCO LTD	2A	$10,356,885	0.4%
10.06	BARCLAYS BANK PLC	1	$9,914,839	0.4%
10.07	CK WILLIAM UK HOLDINGS LTD	1G	$8,000,000	0.3%
10.08	MITSUBISHI HC CAPITAL INC	2A	$7,780,000	0.3%
10.09	FLAT_24‑1AR	1A,1C	$6,500,000	0.2%
10.10	QUEEN MARY UNIVERSITY OF LONDON	1E	$6,052,725	0.2%
11. Amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure:
11.01	Are assets held in Canadian investments less than 2.5% of the reporting entity’s total admitted assets?	Yes [ X ] No [ ]
If response to 11.01 is yes, detail is not required for the remainder of interrogatory 11.
		1		2
11.02	Total admitted assets held in Canadian investments	$0	0.0%
11.03	Canadian-currency-denominated investments	$0	0.0%
11.04	Canadian-denominated insurance liabilities	$0	0.0%
11.05	Unhedged Canadian currency exposure	$0	0.0%
12. Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments with contractual sales restrictions:
12.01	Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity’s total admitted assets?		Yes [ X ] No [ ]
	If response to 12.01 is yes, responses are not required for the remainder of Interrogatory 12.
	1	2	3
12.02	Aggregate statement value of investments with contractual sales restrictions	$0	0.0%
	Largest three investments with contractual sales restrictions:
12.03		$0	0.0%
12.04		$0	0.0%
12.05		$0	0.0%

57

Brighthouse Life Insurance Company of NY

SCHEDULE 2

Supplemental Investment Risks Interrogatories — (continued)

13. Amounts and percentages of admitted assets held in the ten largest equity interests:
13.01	Are assets held in equity interests less than 2.5% of the reporting entity’s total admitted assets?	Yes [ X ] No [ ]
If response to 13.01 above is yes, responses are not required for the remainder of Interrogatory 13.
1			2	3
Issuer
13.02		$0	0.0%
13.03		$0	0.0%
13.04		$0	0.0%
13.05		$0	0.0%
13.06		$0	0.0%
13.07		$0	0.0%
13.08		$0	0.0%
13.09		$0	0.0%
13.10		$0	0.0%
13.11		$0	0.0%
14. Amounts and percentages of the reporting entity’s total admitted assets held in nonaffiliated, privately placed equities:
14.01	Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets?		Yes [ X ] No [ ]
If response to 14.01 above is yes, responses are not required for 14.02 through 14.05.
	1	2	3
14.02	Aggregate statement value of investments held in nonaffiliated, privately placed equities	$0	0.0%
	Largest three investments held in nonaffiliated, privately placed equities:
14.03		$0	0.0%
14.04		$0	0.0%
14.05		$0	0.0%
Ten largest fund managers:
1	2		3		4
Fund Manager	Total Invested	Diversified	Nondiversified
14.06	$0		$0	$0
14.07	$0		$0	$0
14.08	$0		$0	$0
14.09	$0		$0	$0
14.10	$0		$0	$0
14.11	$0		$0	$0
14.12	$0		$0	$0
14.13	$0		$0	$0
14.14	$0		$0	$0
14.15	$0		$0	$0
15. Amounts and percentages of the reporting entity’s total admitted assets held in general partnership interests:
15.01	Are assets held in general partnership interests less than 2.5% of the reporting entity’s total admitted assets?	Yes [ X ] No [ ]
If response to 15.01 above is yes, responses are not required for the remainder of Interrogatory 15.
	1	2	3
15.02	Aggregate statement value of investments held in general partnership interests	$0	0.0%
	Largest three investments in general partnership interests:
15.03		$0	0.0%
15.04		$0	0.0%
15.05		$0	0.0%
16. Amounts and percentages of the reporting entity’s total admitted assets held in mortgage loans:
16.01	Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity’s total admitted assets?		Yes [ ] No [ X ]
	If response to 16.01 above is yes, responses are not required for the remainder of Interrogatory 16 and Interrogatory 17.
	1	2	3
	Type (Residential, Commercial, Agricultural)
16.02	Commercial Loans	$17,245,231	0.6%
16.03	Commercial Loans	$15,317,259	0.5%
16.04	Commercial Loans	$13,460,345	0.5%
16.05	Agricultural Loans	$10,000,000	0.4%
16.06	Commercial Loans	$6,666,667	0.2%
16.07	Commercial Loans	$6,421,059	0.2%
16.08	Commercial Loans	$6,025,001	0.2%
16.09	Commercial Loans	$5,207,156	0.2%
16.10	Commercial Loans	$5,037,620	0.2%
16.11	Commercial Loans	$4,500,000	0.2%

58

Brighthouse Life Insurance Company of NY

SCHEDULE 2

Supplemental Investment Risks Interrogatories — (continued)

Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:
		Loans
16.12	Construction loans	$0	0.0%
16.13	Mortgage loans over 90 days past due	$4,500,000	0.2%
16.14	Mortgage loans in the process of foreclosure	$0	0.0%
16.15	Mortgage loans foreclosed	$0	0.0%
16.16	Restructured mortgage loans	$0	0.0%
17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:
	Loan to Value	Residential		Commercial		Agricultural
		1			2		3		4	5	6
17.01	above 95%	$0	0.0%		$1,157,117	0.0%		$0		0.0%
17.02	91 to 95%	$0	0.0%		$1,000,000	0.0%		$0		0.0%
17.03	81 to 90%	$0	0.0%		$23,784,639	0.8%		$0		0.0%
17.04	71 to 80%	$0	0.0%		$13,307,503	0.5%		$450,000		0.0%
17.05	below 70%	$0	0.0%		$80,430,628	2.9%		$40,941,122		1.5%
18. Amounts and percentages of the reporting entity’s total admitted assets held in each of the five largest investments in real estate:
18.01	Are assets held in real estate reported less than 2.5% of the reporting entity’s total admitted assets?							Yes [ X ] No [ ]
	If response to 18.01 above is yes, responses are not required for the remainder of Interrogatory 18.
	Largest five investments in any one parcel or group of contiguous parcels of real estate.
Description
1	2	3
18.02	$0	0.0%
18.03	$0	0.0%
18.04	$0	0.0%
18.05	$0	0.0%
18.06	$0	0.0%
19. Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments held in mezzanine real estate loans:
19.01	Are assets held in investments held in mezzanine real estate loans less than 2.5% of the reporting entity’s total admitted assets?	Yes [ X ] No [ ]
If response to 19.01 is yes, responses are not required for the remainder of Interrogatory 19.
	1	2	3
19.02	Aggregate statement value of investments held in mezzanine real estate loans:	$0	0.0%
	Largest three investments held in mezzanine real estate loans:
19.03		$0	0.0%
19.04		$0	0.0%
19.05		$0	0.0%
20. Amounts and percentages of the reporting entity’s total admitted assets subject to the following types of agreements:
		At Year End		At End of Each Quarter
			1st Quarter	2nd Quarter	3rd Quarter
		1	2	3		4	5
20.01	Securities lending agreements (do not include assets held as collateral for such transactions)	$0	0.0%	$0	$0	$0
20.02	Repurchase agreements	$0	0.0%	$0	$0	$0
20.03	Reverse repurchase agreements	$0	0.0%	$0	$0	$0
20.04	Dollar repurchase agreements	$0	0.0%	$0	$0	$0
20.05	Dollar reverse repurchase agreements	$0	0.0%	$0	$0	$0
21. Amounts and percentages of the reporting entity’s total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:
		Owned		Written
		1	2			3	4
21.01	Hedging	$30,049,051	1.1%	$(12,042,292)		(0.4)%
21.02	Income generation	$0	0.0%		$0	0.0%
21.03	Other	$0	0.0%		$0	0.0%
22. Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards:
		At Year End		At End of Each Quarter
				1st Quarter	2nd Quarter	3rd Quarter
		1	2		3	4	5
22.01	Hedging	$10,383,886	0.4%	$11,107,367	$10,803,067	$10,606,220
22.02	Income generation	$0	0.0%	$0	$0	$0
22.03	Replications	$0	0.0%	$0	$0	$0
22.04	Other	$0	0.0%	$0	$0	$0

59

Brighthouse Life Insurance Company of NY

SCHEDULE 2

Supplemental Investment Risks Interrogatories — (continued)

23. Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for futures contracts:
		At Year End		At End of Each Quarter
			1st Quarter	2nd Quarter	3rd Quarter
		1	2	3		4	5
23.01	Hedging	$545,714	0.0%	$249,620	$326,233	$497,730
23.02	Income generation	$0	0.0%	$0	$0	$0
23.03	Replications	$0	0.0%	$0	$0	$0
23.04	Other	$0	0.0%	$0	$0	$0

60

Brighthouse Life Insurance Company of NY

SCHEDULE 3

Statutory Summary Investment Schedule

Annual Statement for the year 2025 of the Brighthouse Life Insurance Company of NY

SUMMARY INVESTMENT SCHEDULE

			Gross Investment Holdings			Admitted Assets as Reported in the Annual Statement
			1		2		3			4		5	6
Investment Categories			Amount	Percentage of Column 1 Line 14	Amount	Securities Lending Reinvested Collateral Amount		Total (Col. 3 + 4) Amount	Percentage of Column 5 Line 14
1.	Issuer credit obligations (Schedule D, Part 1, Section 1):
	1.01	U.S. government obligations	65,125,620	2.912		65,125,620		0		65,125,620	2.912
	1.02	Other U.S. government obligations	11,387,240	0.509		11,387,240		0		11,387,240	0.509
	1.03	Non-U.S. sovereign jurisdiction securities	5,881,119	0.263		5,881,119		0		5,881,119	0.263
	1.04	Municipal bonds — general obligations (direct & guaranteed)	9,655,997	0.432		9,655,997		0		9,655,997	0.432
	1.05	Municipal bonds — special revenue	56,443,716	2.523		56,443,716		0		56,443,716	2.523
	1.06	Project finance bonds issued by operating entities	3,478,389	0.156		3,478,389		0		3,478,389	0.156
	1.07	Corporate bonds	869,316,966	38.864		869,316,966		0		869,316,966	38.864
	1.08	Mandatory convertible bonds	0	0.000		0	0		0	0.000
	1.09	Single entity backed obligations	1,924,170	0.086		1,924,170		0		1,924,170	0.086
	1.10	SVO-Identified bond exchange traded funds — fair value	0	0.000		0	0		0	0.000
	1.11	SVO-Identified bond exchange traded funds — systematic value	0	0.000		0	0		0	0.000
	1.12	Bonds issued by funds representing operating entities	60,874,168	2.721		60,874,168		0		60,874,168	2.721
	1.13	Bank loans — issued	0	0.000		0	0		0	0.000
	1.14	Bank loans — acquired	0	0.000		0	0		0	0.000
	1.15	Mortgages loans that qualify as SVO-Identified credit tenant loans	0	0.000		0	0		0	0.000
	1.16	Certificates of deposit	0	0.000		0	0		0	0.000
	1.17	Other issuer credit obligations	0	0.000		0	0			0	0.000
	1.18	Total issuer credit obligations	1,084,087,385	48.466		1,084,087,385		0		1,084,087,385	48.466
2.	Asset-backed securities (Schedule D, Part 1, Section 2):
	2.01	Financial asset-backed securities — self-liquidating	436,644,281	19.521		436,644,281		0		436,644,281	19.521
	2.02	Financial asset-backed securities — not self-liquidating	0	0.000		0	0		0	0.000
	2.03	Non-financial asset-backed securities	6,704,219	0.300		6,704,219	0			6,704,219	0.300
	2.04	Total asset-backed securities	443,348,500	19.821		443,348,500		0		443,348,500	19.821

61

Brighthouse Life Insurance Company of NY

SCHEDULE 3

Statutory Summary Investment Schedule — (continued)

			Gross Investment Holdings			Admitted Assets as Reported in the Annual Statement
			1		2		3			4		5	6
Investment Categories			Amount	Percentage of Column 1 Line 14	Amount	Securities Lending Reinvested Collateral Amount		Total (Col. 3 + 4) Amount	Percentage of Column 5 Line 14
3.	Preferred stocks (Schedule D, Part 2, Section 1):
	3.01	Industrial and miscellaneous (unaffiliated)	1,406,429	0.063		1,406,429		0		1,406,429	0.063
	3.02	Parent, subsidiaries and affiliates	0	0.000		0	0			0	0.000
	3.03	Total preferred stocks	1,406,429	0.063		1,406,429		0		1,406,429	0.063
4.	Common stocks (Schedule D, Part 2, Section 2):
	4.01	Industrial and miscellaneous — publicly traded (unaffiliated)	0	0.000		0	0		0	0.000
	4.02	Industrial and miscellaneous — other (unaffiliated)	0	0.000		0	0		0	0.000
	4.03	Parent, subsidiaries and affiliates — publicly traded	0	0.000		0	0		0	0.000
	4.04	Parent, subsidiaries and affiliates — other	0	0.000		0	0		0	0.000
	4.05	Mutual funds	0	0.000		0	0		0	0.000
	4.06	Unit investment trusts	0	0.000		0	0		0	0.000
	4.07	Closed-end funds	0	0.000		0	0		0	0.000
	4.08	Exchange traded funds	0	0.000		0	0			0	0.000
	4.09	Total common stocks	0	0.000		0	0		0	0.000
5.	Mortgage loans (Schedule B):
	5.01	Farm mortgages	41,391,123	1.850		41,391,123		0		41,391,123	1.850
	5.02	Residential mortgages	0	0.000		0	0		0	0.000
	5.03	Commercial mortgages	119,679,887	5.351		119,679,887		0		119,679,887	5.351
	5.04	Mezzanine real estate loans	0	0.000		0	0		0	0.000
	5.05	Total valuation allowance	0	0.000		0	0			0	0.000
	5.06	Total mortgage loans	161,071,010	7.201		161,071,010		0		161,071,010	7.201
6.	Real estate (Schedule A):
	6.01	Properties occupied by company	0	0.000		0	0		0	0.000
	6.02	Properties held for production of income	0	0.000		0	0		0	0.000
	6.03	Properties held for sale	0	0.000		0	0			0	0.000
	6.04	Total real estate	0	0.000		0	0		0	0.000
7.	Cash, cash equivalents and short-term investments:
	7.01	Cash (Schedule E, Part 1)	109,279,252	4.886		109,279,252		0		109,279,252	4.886
	7.02	Cash equivalents (Schedule E, Part 2)	114,309,012	5.110		114,309,012		0		114,309,012	5.110
	7.03	Short-term investments (Schedule DA)	0	0.000		0	0			0	0.000
	7.04	Total cash, cash equivalents and short-term investments	223,588,264	9.996		223,588,264		0		223,588,264	9.996

62

Brighthouse Life Insurance Company of NY

SCHEDULE 3

Statutory Summary Investment Schedule — (continued)

Gross Investment Holdings	Admitted Assets as Reported in the Annual Statement
1	2	3	4	5	6
Investment Categories	Amount	Percentage of Column 1 Line 14	Amount	Securities Lending Reinvested Collateral Amount	Total (Col. 3 + 4) Amount	Percentage of Column 5 Line 14
8.	Contract loans	138,284	0.006	138,284	0	138,284	0.006
9.	Derivatives (Schedule DB)	282,256,841	12.619	282,256,841	0	282,256,841	12.619
10.	Other invested assets (Schedule BA)	26,298,006	1.176	26,298,006	0	26,298,006	1.176
11.	Receivables for securities	14,590,432	0.652	14,590,432	0	14,590,432	0.652
12.	Securities Lending (Schedule DL, Part 1)	0	0.000	0	XXX	XXX	XXX
13.	Other invested assets (Page 2, Line 11)	6,596	0.000	6,596	0	6,596	0.000
14.	Total invested assets	2,236,791,747	100.000	2,236,791,747	0	2,236,791,747	100.000

63

Brighthouse Life Insurance Company of NY

SCHEDULE 4

Reinsurance Contracts With Risk-Limiting Features

The Company had no reinsurance contracts entered on or after January 1, 1996, that are subject to Appendix A‑791, Life and Health Reinsurance Agreements of the NAIC Accounting Practices and Procedures Manual (“A‑791”) that includes risk-limiting features, as described in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance (“SSAP 61R”).

The Company had no reinsurance contracts entered on or after January 1, 1996, that are not subject to A‑791, for which reinsurance accounting was applied and includes risk-limiting features, as described in SSAP 61R.

The Company had no reinsurance contracts entered into, renewed or amended reinsurance contracts on or after January 1, 1996, that contain features described below which result in delays in payment in form or in fact:

a.
Provisions which permit the reporting of losses, or settlements are made, less frequently than quarterly or payments due from the reinsurer are not made in cash within ninety (90) days of the settlement date (unless there is no activity during the period).
b.
Payment schedule, accumulating retentions from multiple years or any features inherently designed to delay timing of the reimbursement to the ceding entity.

The Company did not have any contracts entered into, renewed or amended on or after January 1, 1996, not subject to A‑791 and not yearly renewable term, which meet the risk transfer requirements of SSAP 61R.

The Company did not cede any risk during the period ended December 31, 2025 which is not subject to A‑791 and not yearly renewable term reinsurance, under any reinsurance contract entered into, renewed or amended on or after January 1, 1996, and either:

a.
Accounted for that contract as reinsurance under NAIC SAP and as a deposit under GAAP, or
b.
Accounted for that contract as reinsurance under GAAP and as a deposit under NAIC SAP.

64